Document and Entity Information	0 Months Ended
Jun. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun 30, 2012
Registrant Name	Northern Lights Fund Trust
Central Index Key	0001314414
Amendment Flag	false
Document Creation Date	Aug 28, 2012
Document Effective Date	Sep 1, 2012
Prospectus Date	Sep 1, 2012

Chadwick & D'Amato Fund
Chadwick & D'Amato Fund
Investment Objectives:
The Fund's primary investment objective is capital appreciation with capital preservation as a secondary objective.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		Chadwick & D'Amato Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.24%
Acquired Fund Fees and Expenses	[1]	0.54%
Total Annual Fund Operating Expenses		2.03%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Chadwick & D'Amato Fund	206	637	1,093	2,358

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal ~~year, the Fund's portfolio turnover rate was 207% of the average value of its portfolio.~~

Principal Investment Strategies:

 The Fund's adviser seeks to achieve the Fund's primary investment objective by investing primarily in exchange-traded funds ("ETFs"), open-end investment companies (mutual funds) and closed-end funds that each invest primarily in common stocks, fixed income securities including convertible securities, or alternative assets.  Collectively, ETFs, mutual funds and closed-end funds are referred to as "Underlying Funds."  The adviser defines alternative assets as Underlying Funds pursuing strategies that are linked to, or deriving their value from commodities, foreign currencies or employing specialized strategies including merger arbitrage, long/short or managed futures.  The Fund will invest without restriction as to capitalization, sector, country, currency, credit quality or maturity.  Investments in fixed income securities may include Underlying Funds that invest in non-investment grade fixed income securities, commonly known as "high yield" or "junk" bonds.

The Fund's adviser seeks to achieve the Fund's secondary investment objective by diversifying investments among asset classes that are not expected to have returns that are highly correlated to each other, or the equity market in general.  When the adviser believes equity prices will decline, in general, or certain segments will decline, it will diversify investments among asset classes such as fixed income and cash equivalents that it believes will be risk-mitigating when combined with the Fund's equity securities.

The adviser uses a proprietary asset allocation model to set long-term ranges for allocation of Fund assets (via Underlying Funds) among common stocks, fixed income securities including convertible securities, alternative assets and cash equivalents.  The asset allocation model relies on some or all of the following adviser-generated forecasts and inputs:

·

Global economic growth rates

·

Economic growth rates in major economies

·

Industry or sector-specific growth rates within key countries

·

Foreign currency exchange rate forecasts

Investments are selected, in part, using the adviser's approach that utilizes leveraged exchange-traded funds.  The adviser believes that using leveraged ETF's to fulfill allocation positions will free up assets for investment in other asset classes.  For example, if a target allocation to domestic large cap stocks is 25%, a 2x leveraged S&P 500-ETF would only require a 12.5% allocation.  The adviser believes this would free up the remaining 12.5% to be invested in other assets such as cash equivalents that, when viewed in total, may produce higher returns than a traditional unlevered 25% investment in domestic large cap stocks.  Fixed income investments are selected primarily to generate interest income and to diversify the Fund's portfolio against equity market risk.

From a top down perspective, the adviser buys and sells securities to maintain asset allocation targets and to manage risk.  At a security specific level, the adviser buys investments that it believes are undervalued relative to their growth prospects or represent segments that are undervalued relative to their growth prospects and sells them when it believes they have reached their target price or more attractive investments are available.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

·

Commodity Risk:  Investing in the commodities markets through commodity-linked Underlying Funds will subject the Fund to potentially greater volatility than investments in traditional securities.  Commodity prices will be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

·

Fixed Income Risk:  The value of the Fund's investments in fixed income securities, through Underlying Funds, will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by an Underlying Fund.  The credit quality of securities may be lowered if an issuer's financial condition deteriorates and issuers may default on their interest and or principal payments.  Convertible securities are hybrid securities that have characteristics of both fixed income securities and common stocks and are subject to risks associated with both debt securities and equity securities.  Your investment will decline in value if the value of the Fund's fixed income investments decrease.

·

Foreign Currency Risk:  The Fund's investments in foreign currency linked Underlying Funds will subject the Fund to currency trading risks that include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Underlying Fund is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

·

Foreign Investment Risk:  An Underlying Fund's investments in foreign markets, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

Managed Futures Risk:  Investing in Underlying Funds that employ a managed futures investment strategy exposes the Fund to management risk, derivatives risk, leverage risk, as well as commodity, interest rate, equity and foreign currency risks depending on the particular strategy used by an Underlying Fund's manager.  An Underlying Fund's manager's judgments about the price appreciation of various futures contracts may prove incorrect and result in losses. An Underlying Fund's use of derivatives (including futures and options on futures) to enhance returns or hedge against market declines is subject to the risk of mispricing or improper valuation and changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.  Investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Underlying Fund.  Commodity, interest rate, equity and foreign currency futures are subject to unfavorable price movements as well as specific risks described more fully in paragraphs above.

·

Management Risk:  The adviser's dependence on its asset allocation model and judgments about the attractiveness, value and potential appreciation of particular asset classes and Underlying Fund securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

·

Market Risk:  Overall securities market risks affect the value of individual Underlying Funds in which the Fund invests.  Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Merger Arbitrage Risk:  An Underlying Fund's investments in companies that are expected to be, or already are, the subject of a publicly announced merger, takeover, tender offer, leveraged buyout, spin-off, liquidation or other corporate reorganization carry the risk that the proposed or expected corporate event may not be completed or may be completed on less favorable terms than originally expected.

·

Portfolio Turnover Risk .  Transactional and brokerage costs associated with turnover reduce the Fund's return, unless the securities traded can be bought and sold without corresponding commission costs. The Fund's investment strategies involve frequent trading that leads to high portfolio turnover and could generate potentially large amounts of net realized capital gains in a given year. It is possible that the Fund may distribute sizable taxable capital gains to its shareholders, regardless of the Fund's net performance .

·

Sector Risk:  The Fund may focus its investments in securities of a particular sector through Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the entire sector.  This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

·

Short Position Risk:  When the Fund invests in Underlying Funds that employ a long/short strategy, the Underlying Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Underlying Fund purchases an offsetting position.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on an Underlying Fund's adviser's ability to accurately anticipate the future value of a security or instrument.

·

Small and Medium Capitalization Stock Risk.  The value of Underlying Funds that invest in small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than funds that invest in larger, more established companies or the market averages in general.

·

Underlying Funds Risk:  ETFs, mutual funds and closed-end funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs, mutual funds and closed-end funds and may be higher than other mutual funds that invest directly in stocks and bonds.  The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF and closed-end fund shares may differ from their net asset value.  Underlying Funds are subject to specific risks, depending on the nature of the fund.  Underlying Funds may also employ leverage such that their returns are more than one times that of their benchmark which will amply losses suffered by the Fund when compared to unleveraged investments.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-610-1671.

Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	3rd Quarter 2010	12.63%
Worst Quarter:	3rd Quarter 2011	(11.44)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2012, was 6.77%
Performance Table
Average Annual Total Returns (For periods ended December 31, 2011)
Average Annual Returns	1 Year	Life of Fund		Inception Date
Chadwick & D'Amato Fund	(9.06%)	6.22%	[1]	Jun 25, 2010
Chadwick & D'Amato Fund After Taxes on Distributions	(10.86%)	4.16%	[1]
Chadwick & D'Amato Fund After Taxes on Distributions and Sale of Fund Shares	(5.85%)	4.14%	[1]
Chadwick & D'Amato Fund Dow Jones Global Dow Index TR (reflects no deduction for fees, expenses or taxes)	(11.70%)	3.10%	[1]
[1]	The inception date of the Fund is June 25, 2010.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Global Dow ℠ is a 150-stock index of corporations from around the world. The underlying philosophy of The Global Dow ℠ is much like that of the Dow Jones Industrial Average. For example, the index includes companies with a long history of success, and a wide following among investors. Its components, like those of The Dow, are selected by the Averages Committee, which is comprised of the Managing Editor of The Wall Street Journal, the head of Dow Jones Indexes research and the head of CME Group research. While stock selection is not governed by quantitative rules, a stock typically is added only if the company has an excellent reputation, demonstrates sustained growth and is of interest to a large number of investors. Maintaining adequate sector representation within the index is also a consideration in the selection process.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Chadwick & D'Amato Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's primary investment objective is capital appreciation
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with capital preservation as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal ~~year, the Fund's portfolio turnover rate was 207% of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	207.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund's adviser seeks to achieve the Fund's primary investment objective by investing primarily in exchange-traded funds ("ETFs"), open-end investment companies (mutual funds) and closed-end funds that each invest primarily in common stocks, fixed income securities including convertible securities, or alternative assets.  Collectively, ETFs, mutual funds and closed-end funds are referred to as "Underlying Funds."  The adviser defines alternative assets as Underlying Funds pursuing strategies that are linked to, or deriving their value from commodities, foreign currencies or employing specialized strategies including merger arbitrage, long/short or managed futures.  The Fund will invest without restriction as to capitalization, sector, country, currency, credit quality or maturity.  Investments in fixed income securities may include Underlying Funds that invest in non-investment grade fixed income securities, commonly known as "high yield" or "junk" bonds.

The Fund's adviser seeks to achieve the Fund's secondary investment objective by diversifying investments among asset classes that are not expected to have returns that are highly correlated to each other, or the equity market in general.  When the adviser believes equity prices will decline, in general, or certain segments will decline, it will diversify investments among asset classes such as fixed income and cash equivalents that it believes will be risk-mitigating when combined with the Fund's equity securities.

The adviser uses a proprietary asset allocation model to set long-term ranges for allocation of Fund assets (via Underlying Funds) among common stocks, fixed income securities including convertible securities, alternative assets and cash equivalents.  The asset allocation model relies on some or all of the following adviser-generated forecasts and inputs:

·

Global economic growth rates

·

Economic growth rates in major economies

·

Industry or sector-specific growth rates within key countries

·

Foreign currency exchange rate forecasts

Investments are selected, in part, using the adviser's approach that utilizes leveraged exchange-traded funds.  The adviser believes that using leveraged ETF's to fulfill allocation positions will free up assets for investment in other asset classes.  For example, if a target allocation to domestic large cap stocks is 25%, a 2x leveraged S&P 500-ETF would only require a 12.5% allocation.  The adviser believes this would free up the remaining 12.5% to be invested in other assets such as cash equivalents that, when viewed in total, may produce higher returns than a traditional unlevered 25% investment in domestic large cap stocks.  Fixed income investments are selected primarily to generate interest income and to diversify the Fund's portfolio against equity market risk.

From a top down perspective, the adviser buys and sells securities to maintain asset allocation targets and to manage risk.  At a security specific level, the adviser buys investments that it believes are undervalued relative to their growth prospects or represent segments that are undervalued relative to their growth prospects and sells them when it believes they have reached their target price or more attractive investments are available.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

·

Commodity Risk:  Investing in the commodities markets through commodity-linked Underlying Funds will subject the Fund to potentially greater volatility than investments in traditional securities.  Commodity prices will be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

·

Fixed Income Risk:  The value of the Fund's investments in fixed income securities, through Underlying Funds, will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by an Underlying Fund.  The credit quality of securities may be lowered if an issuer's financial condition deteriorates and issuers may default on their interest and or principal payments.  Convertible securities are hybrid securities that have characteristics of both fixed income securities and common stocks and are subject to risks associated with both debt securities and equity securities.  Your investment will decline in value if the value of the Fund's fixed income investments decrease.

·

Foreign Currency Risk:  The Fund's investments in foreign currency linked Underlying Funds will subject the Fund to currency trading risks that include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Underlying Fund is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

·

Foreign Investment Risk:  An Underlying Fund's investments in foreign markets, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

Managed Futures Risk:  Investing in Underlying Funds that employ a managed futures investment strategy exposes the Fund to management risk, derivatives risk, leverage risk, as well as commodity, interest rate, equity and foreign currency risks depending on the particular strategy used by an Underlying Fund's manager.  An Underlying Fund's manager's judgments about the price appreciation of various futures contracts may prove incorrect and result in losses. An Underlying Fund's use of derivatives (including futures and options on futures) to enhance returns or hedge against market declines is subject to the risk of mispricing or improper valuation and changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.  Investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Underlying Fund.  Commodity, interest rate, equity and foreign currency futures are subject to unfavorable price movements as well as specific risks described more fully in paragraphs above.

·

Management Risk:  The adviser's dependence on its asset allocation model and judgments about the attractiveness, value and potential appreciation of particular asset classes and Underlying Fund securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

·

Market Risk:  Overall securities market risks affect the value of individual Underlying Funds in which the Fund invests.  Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Merger Arbitrage Risk:  An Underlying Fund's investments in companies that are expected to be, or already are, the subject of a publicly announced merger, takeover, tender offer, leveraged buyout, spin-off, liquidation or other corporate reorganization carry the risk that the proposed or expected corporate event may not be completed or may be completed on less favorable terms than originally expected.

·

Portfolio Turnover Risk .  Transactional and brokerage costs associated with turnover reduce the Fund's return, unless the securities traded can be bought and sold without corresponding commission costs. The Fund's investment strategies involve frequent trading that leads to high portfolio turnover and could generate potentially large amounts of net realized capital gains in a given year. It is possible that the Fund may distribute sizable taxable capital gains to its shareholders, regardless of the Fund's net performance .

·

Sector Risk:  The Fund may focus its investments in securities of a particular sector through Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the entire sector.  This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

·

Short Position Risk:  When the Fund invests in Underlying Funds that employ a long/short strategy, the Underlying Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Underlying Fund purchases an offsetting position.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on an Underlying Fund's adviser's ability to accurately anticipate the future value of a security or instrument.

·

Small and Medium Capitalization Stock Risk.  The value of Underlying Funds that invest in small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than funds that invest in larger, more established companies or the market averages in general.

·

Underlying Funds Risk:  ETFs, mutual funds and closed-end funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs, mutual funds and closed-end funds and may be higher than other mutual funds that invest directly in stocks and bonds.  The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF and closed-end fund shares may differ from their net asset value.  Underlying Funds are subject to specific risks, depending on the nature of the fund.  Underlying Funds may also employ leverage such that their returns are more than one times that of their benchmark which will amply losses suffered by the Fund when compared to unleveraged investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-610-1671.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-610-1671
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	3rd Quarter 2010	12.63%
Worst Quarter:	3rd Quarter 2011	(11.44)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2012, was 6.77%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended June 30, 2012, was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.44%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Global Dow ℠ is a 150-stock index of corporations from around the world. The underlying philosophy of The Global Dow ℠ is much like that of the Dow Jones Industrial Average. For example, the index includes companies with a long history of success, and a wide following among investors. Its components, like those of The Dow, are selected by the Averages Committee, which is comprised of the Managing Editor of The Wall Street Journal, the head of Dow Jones Indexes research and the head of CME Group research. While stock selection is not governed by quantitative rules, a stock typically is added only if the company has an excellent reputation, demonstrates sustained growth and is of interest to a large number of investors. Maintaining adequate sector representation within the index is also a consideration in the selection process.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2011)
Dow Jones Global Dow Index TR (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.70%)
Life of Fund	rr_AverageAnnualReturnSinceInception	3.10%	[1]
Chadwick & D'Amato Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	206
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	637
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,093
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,358
Annual Return 2011	rr_AnnualReturn2011	(9.06%)
1 Year	rr_AverageAnnualReturnYear01	(9.06%)
Life of Fund	rr_AverageAnnualReturnSinceInception	6.22%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2010
Chadwick & D'Amato Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.86%)
Life of Fund	rr_AverageAnnualReturnSinceInception	4.16%	[1]
Chadwick & D'Amato Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.85%)
Life of Fund	rr_AverageAnnualReturnSinceInception	4.14%	[1]

[1]	The inception date of the Fund is June 25, 2010.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

CMG Absolute Return Strategies Fund
CMG Absolute Return Strategies Fund
Investment Objective:
The Fund’s investment objective is to generate absolute return.
Fees and Expenses of the Fund:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 16 ~~of the Fund’s Prospectus.~~

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees CMG Absolute Return Strategies Fund	CMG Absolute Return Strategies Fund Class A	CMG Absolute Return Strategies Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption Fee (as a % of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses CMG Absolute Return Strategies Fund		CMG Absolute Return Strategies Fund Class A	CMG Absolute Return Strategies Fund Class I
Management Fees		1.75%	1.75%
Distribution and Service (12b-1) Fees		0.40%
Other Expenses		0.37%	0.42%
Acquired Fund Fees and Expenses	[1]	0.46%	0.46%
Total Annual Fund Operating Expenses		2.98%	2.63%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example CMG Absolute Return Strategies Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CMG Absolute Return Strategies Fund Class A	859	1,443	2,051	3,683
CMG Absolute Return Strategies Fund Class I	266	817	1,394	2,962

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was ~~3,502% of the average value of its portfolio.~~

Principal Investment Strategies:

 The Fund invests in a combination of (i) equity securities, (ii) fixed income securities, (iii) other investment companies, (iv) cash equivalents and (v) derivatives on equity securities, fixed income securities and foreign currencies.  The Fund's investment adviser, CMG Capital Management Group, Inc. (the "Adviser") manages a portion of the Fund's portfolio directly and allocates the management of the balance of the Fund’s portfolio among the Fund's sub-advisers, each of which has a proprietary investment style.  The allocation of the Fund's assets among the various sub-advisory firms is based on the Adviser's assessment of the factors on page 7 of the Fund’s Prospectus.

Through the various sub-strategies, the Fund invests primarily in equity and fixed income securities of U.S. companies, both directly and indirectly through mutual funds, including open-end funds (mutual funds), closed-end funds and exchange-traded funds (collectively, “Underlying Funds”).  Exchange-traded funds or “ETFs” are registered investment companies that generally seek to track the performance of a particular market index, such as the Standard & Poor's 500, or of a particular segment of the market such as an industry sector or geographic region.  The Fund may invest in fixed income securities that are sometimes referred to as "high yield" or “junk” bonds.  The Fund defines high yield bonds as those rated lower than Baa3 by Moody's Investors Service ("Moody's") or lower than BBB- by Standard and Poor's Rating Group ("S&P"), or determined to be of similar quality by the Fund’s Adviser or a sub-adviser.  Such securities are considered speculative investments that carry greater risk of default.  The Fund may hold U.S. Government securities or cash equivalents for collateralization obligations, to pay redemption requests or while pending investment.  The Fund may also invest in commodity-based securities such as Underlying Funds that track the value of precious metals or equity securities of companies involved in the mining, exploration or development of commodities. The Fund may invest in a wide range of instruments, markets and asset classes, including but not limited to U.S. and foreign equities (including equity securities of companies in developing countries or emerging markets), other types of investment companies and derivative investments such as futures and options.  Derivative investments may be used by the sub-advisers for hedging purposes or for speculative purposes.  The Fund (or the Underlying Funds in which the Fund may invest) may sell securities short or leverage its assets through borrowings for investment purposes.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

The Adviser generally allocates 5% to 15% of the Fund's assets to each principal sub-strategy.  The Adviser may rebalance the allocation on a periodic basis for various reasons, including to maintain the initial asset allocations, or to reallocate assets among the sub-strategies for strategic reasons.  Under normal circumstances, the Adviser anticipates that the allocation to any one sub-strategy will not vary by more than plus or minus 20% of the Fund’s assets.  The Adviser utilizes its own proprietary research as well as the research of independent third parties such as statistical reporting organizations to identify suitable sub-advisers and determining an appropriate allocation of the Fund's assets to the various sub-strategies and sub-advisers.

Summary of Principal Investment Sub-Strategies

The following presents a brief summary of each sub-strategy which is managed by the Adviser or a sub-adviser.

Scotia Partners Growth S&P Plus Program:  Scotia Partners, LLC . seeks to contribute to the Fund's investment objective by investing directionally long or short in positions linked to the S&P 500 Index using its proprietary quantitative investment model.  Based on the analysis of S&P 500 price data across multiple time frames, the strategy will invest on a leveraged basis (seeking to provide investment returns that correlate up to 200% of the daily performance of the S&P 500 Index).  The strategy will invest in index mutual funds, exchange traded funds and S&P 500 equity futures but may also invest in derivatives.

The strategy attempts to generate high probability trades with a high degree of selectivity. Trades typically have a one- to three-day duration; therefore, the Fund may be in money markets or cash more than 50% of the time.  Because the strategy involves frequent and short-term trading, the strategy could contribute to higher portfolio turnover.  The sub-adviser for the Fund is Scotia Partners, LLC.

Traub FX Strategy:  Traub Capital Management, LLC seeks to contribute to the Fund's investment objective by investing long or short in Foreign Exchange currency futures contracts of major developed nations as directed by its multi-factor, quantitative model.  This sub-adviser expects that by applying its model, which analyzes macroeconomic and financial factors including relative interest and inflation rates, this strategy will generate consistent positive absolute returns.

CMG Managed HY Bond Strategy:  The Adviser seeks to contribute to the Fund's investment objective by investing in a long-only blend of money market funds and positions in Underlying Funds linked to high yield bonds utilizing a proprietary quantitative and qualitative investment model.  By switching between money markets funds and Underlying Funds, using buy/sell signals from its model, the Adviser expects to produce returns superior to a buy and hold high yield indexing strategy.

CMG SR Treasury Bond Strategy : The Adviser seeks to contribute to the Fund’s investment objective by investing in long and short positions in Underlying Funds linked to the performance of the current Long Treasury Bond.  The Adviser believes that by applying a multi-factor quantitative model, the strategy can produce returns in excess of buying and holding U.S. Long Treasury Bond mutual funds.  The strategy may invest in index mutual funds, exchange traded funds and/or S&P 500 equity futures but may also invest in derivatives.

In general, the Fund follows an "absolute return" strategy, seeking capital appreciation during periods of both positive and negative market environments.  The Adviser starts with the premise that not all investment strategies or styles are successful all of the time.  Based on this premise, the Adviser allocates the Fund's assets among different investment styles (called "sub-strategies") that it believes offer the potential for attractive investment returns individually.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

o

Currency Exchange Rate Risk – Changes in foreign currency exchange rates will affect the value of what the Fund owns and the price of the Fund’s shares.  Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars.  Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency.  To manage currency risk, the Fund may enter into forward currency contracts.

o

Derivatives Risk – The Fund may use derivatives (including futures and options) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

o

Fixed Income Risk – The value of the Fund's investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bonds and bond funds owned by the Fund.  On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

o

Foreign Exposure – Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

o

Gold-Related Securities Risk – Investments in gold-related securities, such as ETFs and forward and futures contracts, may subject the Fund to greater volatility than investments in traditional securities. The value of gold-related securities may fluctuate due to overall market movements and other factors affecting the value of the price of gold-related securities, such as inflation or inflation expectations, interest rates, currency fluctuations, gold supply and demand, or political and regulatory developments. A fluctuation in the price of gold underlying a derivative security may cause the Fund to lose money.

o

High-Yield Bond Risk – Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

o

Issuer-Specific Risk – The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

o

Leveraging Risk – The use of leverage, such as borrowing money to purchase securities, will magnify the Fund's gains or losses.

o

Liquidity Risk – The markets for high-yield, convertible and certain lightly traded equity securities (particularly small cap issues) are often not as liquid as markets for higher-rated securities or large cap equity securities.  Accordingly, these secondary markets (generally or for a particular security) could contract under real or perceived adverse market or economic conditions.  These factors may have an adverse effect on the Fund’s ability to dispose of particular portfolio investments and may limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value.

o

Management Style Risk – The Adviser's and/or sub-adviser's judgments about the potential appreciation of a particular security or currency in which the Fund invests or calls it writes may prove to be incorrect.

o

Non-Diversification Risk – The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

o

Portfolio Turnover Risk – Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

o

Sector Risk – The Fund's investments in a sector bear the risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments.

o

Short Selling Risk – The Fund (and the Underlying Funds) may engage in short selling activities, which are more risky than "long" positions (purchases) because the cost of the replacement security or instrument is unknown.

o

Stock Market Risk – Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

o

Underlying Funds – Mutual funds, closed-end funds and ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds.  Each other investment company and ETF is subject to specific risks, depending on the nature of the fund.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class A shares of the Fund for each full calendar year since the Fund's inception. Returns for ~~Class I shares, which are not presented, will vary from the returns for Class A shares.  The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-866-CMG-9456 or visiting www.CMGARSFunds.net.~~

Class A Annual Total Return For Calendar Years Ended December 31

Best Quarter:	4th Quarter 2010	4.12%
Worst Quarter:	3rd Quarter 2010	(2.37)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2012, was (0.32)%.
Performance Table
Average Annual Total Returns (For period ended December 31, 2011)
Average Annual Returns CMG Absolute Return Strategies Fund	1 Year	Life of Fund		Inception Date
CMG Absolute Return Strategies Fund Class A	(4.24%)	(2.17%)		May 1, 2009
CMG Absolute Return Strategies Fund Class A After Taxes on Distributions	(6.31%)	(2.97%)
CMG Absolute Return Strategies Fund Class A After Taxes on Distributions and Sale of Fund Shares	(2.60%)	(2.26%)
CMG Absolute Return Strategies Fund Class I		0.67%	[1]	Oct 20, 2011
Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	16.86%
HFRI Macro Systematic Diversified Index (reflects no deduction for fees, expenses, or taxes)	(3.54%)	3.07%
[1]	Inception date for Class I shares was October 20, 2011.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After tax returns for Class I shares, which are not shown, will vary from those of Class A shares.

The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

The HFRI Macro Systematic Diversified Index (the "Index") is composed of pooled investment vehicles (commonly known as hedge funds) selected to be broadly representative of funds employing a mathematical multiple-asset class investment selection process known as a "macro systematic" strategy.  The Index is created and maintained by Hedge Fund Research, Inc. a global research and consulting firm specializing in the areas of indexation and analysis of hedge funds.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CMG Absolute Return Strategies Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to generate absolute return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 16 ~~of the Fund’s Prospectus.~~

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was ~~3,502% of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3502.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund invests in a combination of (i) equity securities, (ii) fixed income securities, (iii) other investment companies, (iv) cash equivalents and (v) derivatives on equity securities, fixed income securities and foreign currencies.  The Fund's investment adviser, CMG Capital Management Group, Inc. (the "Adviser") manages a portion of the Fund's portfolio directly and allocates the management of the balance of the Fund’s portfolio among the Fund's sub-advisers, each of which has a proprietary investment style.  The allocation of the Fund's assets among the various sub-advisory firms is based on the Adviser's assessment of the factors on page 7 of the Fund’s Prospectus.

Through the various sub-strategies, the Fund invests primarily in equity and fixed income securities of U.S. companies, both directly and indirectly through mutual funds, including open-end funds (mutual funds), closed-end funds and exchange-traded funds (collectively, “Underlying Funds”).  Exchange-traded funds or “ETFs” are registered investment companies that generally seek to track the performance of a particular market index, such as the Standard & Poor's 500, or of a particular segment of the market such as an industry sector or geographic region.  The Fund may invest in fixed income securities that are sometimes referred to as "high yield" or “junk” bonds.  The Fund defines high yield bonds as those rated lower than Baa3 by Moody's Investors Service ("Moody's") or lower than BBB- by Standard and Poor's Rating Group ("S&P"), or determined to be of similar quality by the Fund’s Adviser or a sub-adviser.  Such securities are considered speculative investments that carry greater risk of default.  The Fund may hold U.S. Government securities or cash equivalents for collateralization obligations, to pay redemption requests or while pending investment.  The Fund may also invest in commodity-based securities such as Underlying Funds that track the value of precious metals or equity securities of companies involved in the mining, exploration or development of commodities. The Fund may invest in a wide range of instruments, markets and asset classes, including but not limited to U.S. and foreign equities (including equity securities of companies in developing countries or emerging markets), other types of investment companies and derivative investments such as futures and options.  Derivative investments may be used by the sub-advisers for hedging purposes or for speculative purposes.  The Fund (or the Underlying Funds in which the Fund may invest) may sell securities short or leverage its assets through borrowings for investment purposes.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

The Adviser generally allocates 5% to 15% of the Fund's assets to each principal sub-strategy.  The Adviser may rebalance the allocation on a periodic basis for various reasons, including to maintain the initial asset allocations, or to reallocate assets among the sub-strategies for strategic reasons.  Under normal circumstances, the Adviser anticipates that the allocation to any one sub-strategy will not vary by more than plus or minus 20% of the Fund’s assets.  The Adviser utilizes its own proprietary research as well as the research of independent third parties such as statistical reporting organizations to identify suitable sub-advisers and determining an appropriate allocation of the Fund's assets to the various sub-strategies and sub-advisers.

Summary of Principal Investment Sub-Strategies

The following presents a brief summary of each sub-strategy which is managed by the Adviser or a sub-adviser.

Scotia Partners Growth S&P Plus Program:  Scotia Partners, LLC . seeks to contribute to the Fund's investment objective by investing directionally long or short in positions linked to the S&P 500 Index using its proprietary quantitative investment model.  Based on the analysis of S&P 500 price data across multiple time frames, the strategy will invest on a leveraged basis (seeking to provide investment returns that correlate up to 200% of the daily performance of the S&P 500 Index).  The strategy will invest in index mutual funds, exchange traded funds and S&P 500 equity futures but may also invest in derivatives.

The strategy attempts to generate high probability trades with a high degree of selectivity. Trades typically have a one- to three-day duration; therefore, the Fund may be in money markets or cash more than 50% of the time.  Because the strategy involves frequent and short-term trading, the strategy could contribute to higher portfolio turnover.  The sub-adviser for the Fund is Scotia Partners, LLC.

Traub FX Strategy:  Traub Capital Management, LLC seeks to contribute to the Fund's investment objective by investing long or short in Foreign Exchange currency futures contracts of major developed nations as directed by its multi-factor, quantitative model.  This sub-adviser expects that by applying its model, which analyzes macroeconomic and financial factors including relative interest and inflation rates, this strategy will generate consistent positive absolute returns.

CMG Managed HY Bond Strategy:  The Adviser seeks to contribute to the Fund's investment objective by investing in a long-only blend of money market funds and positions in Underlying Funds linked to high yield bonds utilizing a proprietary quantitative and qualitative investment model.  By switching between money markets funds and Underlying Funds, using buy/sell signals from its model, the Adviser expects to produce returns superior to a buy and hold high yield indexing strategy.

CMG SR Treasury Bond Strategy : The Adviser seeks to contribute to the Fund’s investment objective by investing in long and short positions in Underlying Funds linked to the performance of the current Long Treasury Bond.  The Adviser believes that by applying a multi-factor quantitative model, the strategy can produce returns in excess of buying and holding U.S. Long Treasury Bond mutual funds.  The strategy may invest in index mutual funds, exchange traded funds and/or S&P 500 equity futures but may also invest in derivatives.

In general, the Fund follows an "absolute return" strategy, seeking capital appreciation during periods of both positive and negative market environments.  The Adviser starts with the premise that not all investment strategies or styles are successful all of the time.  Based on this premise, the Adviser allocates the Fund's assets among different investment styles (called "sub-strategies") that it believes offer the potential for attractive investment returns individually.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

o

Currency Exchange Rate Risk – Changes in foreign currency exchange rates will affect the value of what the Fund owns and the price of the Fund’s shares.  Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars.  Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency.  To manage currency risk, the Fund may enter into forward currency contracts.

o

Derivatives Risk – The Fund may use derivatives (including futures and options) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

o

Fixed Income Risk – The value of the Fund's investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bonds and bond funds owned by the Fund.  On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

o

Foreign Exposure – Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

o

Gold-Related Securities Risk – Investments in gold-related securities, such as ETFs and forward and futures contracts, may subject the Fund to greater volatility than investments in traditional securities. The value of gold-related securities may fluctuate due to overall market movements and other factors affecting the value of the price of gold-related securities, such as inflation or inflation expectations, interest rates, currency fluctuations, gold supply and demand, or political and regulatory developments. A fluctuation in the price of gold underlying a derivative security may cause the Fund to lose money.

o

High-Yield Bond Risk – Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

o

Issuer-Specific Risk – The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

o

Leveraging Risk – The use of leverage, such as borrowing money to purchase securities, will magnify the Fund's gains or losses.

o

Liquidity Risk – The markets for high-yield, convertible and certain lightly traded equity securities (particularly small cap issues) are often not as liquid as markets for higher-rated securities or large cap equity securities.  Accordingly, these secondary markets (generally or for a particular security) could contract under real or perceived adverse market or economic conditions.  These factors may have an adverse effect on the Fund’s ability to dispose of particular portfolio investments and may limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value.

o

Management Style Risk – The Adviser's and/or sub-adviser's judgments about the potential appreciation of a particular security or currency in which the Fund invests or calls it writes may prove to be incorrect.

o

Non-Diversification Risk – The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

o

Portfolio Turnover Risk – Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

o

Sector Risk – The Fund's investments in a sector bear the risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments.

o

Short Selling Risk – The Fund (and the Underlying Funds) may engage in short selling activities, which are more risky than "long" positions (purchases) because the cost of the replacement security or instrument is unknown.

o

Stock Market Risk – Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

o

Underlying Funds – Mutual funds, closed-end funds and ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds.  Each other investment company and ETF is subject to specific risks, depending on the nature of the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class A shares of the Fund for each full calendar year since the Fund's inception. Returns for ~~Class I shares, which are not presented, will vary from the returns for Class A shares.  The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-866-CMG-9456 or visiting www.CMGARSFunds.net.~~

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The HFRI Macro Systematic Diversified Index (the "Index") is composed of pooled investment vehicles (commonly known as hedge funds) selected to be broadly representative of funds employing a mathematical multiple-asset class investment selection process known as a "macro systematic" strategy. The Index is created and maintained by Hedge Fund Research, Inc. a global research and consulting firm specializing in the areas of indexation and analysis of hedge funds.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-CMG-9456
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.CMGARSFunds.net
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	4th Quarter 2010	4.12%
Worst Quarter:	3rd Quarter 2010	(2.37)%
		The year-to-date return as of the most recent calendar quarter, which ended June 30, 2012, was (0.32)%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended June 30, 2012, was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.32%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.37%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for Class I shares, which are not shown, will vary from those of Class A shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After tax returns for Class I shares, which are not shown, will vary from those of Class A shares.

The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

The HFRI Macro Systematic Diversified Index (the "Index") is composed of pooled investment vehicles (commonly known as hedge funds) selected to be broadly representative of funds employing a mathematical multiple-asset class investment selection process known as a "macro systematic" strategy.  The Index is created and maintained by Hedge Fund Research, Inc. a global research and consulting firm specializing in the areas of indexation and analysis of hedge funds.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For period ended December 31, 2011)
Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Life of Fund	rr_AverageAnnualReturnSinceInception	16.86%
HFRI Macro Systematic Diversified Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.54%)
Life of Fund	rr_AverageAnnualReturnSinceInception	3.07%
CMG Absolute Return Strategies Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.98%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	859
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,443
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,051
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,683
Annual Return 2010	rr_AnnualReturn2010	2.50%
Annual Return 2011	rr_AnnualReturn2011	1.59%
1 Year	rr_AverageAnnualReturnYear01	(4.24%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(2.17%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
CMG Absolute Return Strategies Fund Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.31%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(2.97%)
CMG Absolute Return Strategies Fund Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.60%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(2.26%)
CMG Absolute Return Strategies Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.75%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	266
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	817
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,394
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,962
Life of Fund	rr_AverageAnnualReturnSinceInception	0.67%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 20, 2011

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	Inception date for Class I shares was October 20, 2011.

CMG Tactical Equity Strategy Fund
CMG Tactical Equity Strategy Fund
Investment Objective:
The Fund's investment objective is to generate capital appreciation in rising and falling markets.
Fees and Expenses of the Fund:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page ~~12 of the Fund's Prospectus.~~

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees CMG Tactical Equity Strategy Fund	CMG Tactical Equity Strategy Fund Class A Shares	CMG Tactical Equity Strategy Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption Fee (as a % of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses CMG Tactical Equity Strategy Fund		CMG Tactical Equity Strategy Fund Class A Shares	CMG Tactical Equity Strategy Fund Class I Shares
Management Fees		1.50%	1.50%
Distribution and Service (12b-1) Fees		0.40%	0.10%
Other Expenses		7.61%	7.88%
Total Annual Fund Operating Expenses		9.51%	9.48%
Fee Waiver and/or Reimbursement	[1]	(7.26%)	(7.53%)
Total Annual Fund Operating Expenses net of Fee Waiver and Reimbursement		2.25%	1.95%
[1]	The adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses, until August 31, 2013 so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 2.25% for Class A shares and 1.95% for Class I shares. Waivers and expense payments may be recouped by the adviser from the Fund, to the extent that overall expenses fall below specified limits, within three years of when the amounts were waived or recouped. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example CMG Tactical Equity Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CMG Tactical Equity Strategy Fund Class A Shares	790	2,550	4,154	7,574
CMG Tactical Equity Strategy Fund Class I Shares	198	2,065	3,769	7,404

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.   During the most recent fiscal period, the Fund’s portfolio turnover rate was ~~0 % of the average value of its portfolio.~~

Principal Investment Strategies:

 The Fund seeks to generate capital appreciation in rising and falling markets using two principal strategies:

·

Tactical Long Short Investment Strategy

·

Fixed Income Investment Strategy

Using the tactical long short investment strategy, the Fund actively trades Standard & Poor's 500 Index futures contracts.  These futures contracts are used as a substitute for investing in the stocks that compose the S&P 500 Index.  The objective is to generate capital appreciation by investing, long or short, in positions linked to the S&P 500 Index using a proprietary quantitative investment model.  The model is designed to identify long, intermediate and short term trends in the S&P 500 Index.  This strategy attempts to generate high probability-of-profit trades, typically with a holding period of one to three days.  If the strategy identifies positive price (Bullish) trends across these time frames, the strategy will invest long on a levered basis targeting 200% of the S&P 500 Index.  If the strategy identifies negative price (Bearish) trends across these time frames, the strategy will invest short on a levered basis targeting 200% of the inverse S&P 500 Index.  The strategy also utilizes certain indicators to identify periods of market dislocation that can result in high probability-of-profit trades.  Specifically, when a high volume of stock trades occur at ever-higher prices, an overbought condition is indicated; or when a high volume of stock trades occur at ever-lower prices, an oversold condition is indicated.  The Fund may engage in trades based on these indicators in an attempt to profit from mean reverting (back to the average) price movements in the S&P 500 Index, independent of the core trend model.

During periods when the model’s trends are not aligned, absent of a trade signal, the strategy will signal investing in fixed income investments.  The Fund invests in a variety of investment grade fixed income securities that are not expected to have returns that are highly correlated to the general equity market or the Fund’s tactical long short investment strategy.  The Fund defines fixed income securities to include: bills, notes, debentures, bonds and other evidences of indebtedness issued of the U.S. Government, its agencies and instrumentalities, state and local political subdivisions, corporations and other business entities.  The Fund defines investment grade fixed income securities as those rated, at the time of purchase, in the top four categories by a rating agency such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), or, if unrated, determined to be of comparable quality.  The Fund's fixed income strategy is designed to generate interest income, capital appreciation and to diversify returns from those of the tactical long short investment strategy.  To control interest rate risk, the Fund maintains an average fixed income portfolio maturity that ranges between short-term, (less than 1 year) and intermediate-term (4-7 years).  However, the Fund purchases individual fixed income securities of any maturity.  The Adviser seeks to reduce volatility, in part, by keeping the Fund's fixed income portfolio average maturity below a maximum of seven years, which can reduce sensitivity to capital losses caused by rising interest rates.  The Adviser sells fixed income securities when a security's expected return declines, or issuer credit quality deteriorates and to adjust portfolio-level maturity.  Specific weighting and allocation among the various types of fixed income investments will be made on the basis of the Adviser's assessment of the opportunities for income, capital appreciation and capital preservation relative to the risk, as measured by maturity and return volatility.

The Fund's investment adviser, CMG Capital Management Group, Inc. (the "Adviser") manages the fixed income strategy portion of the Fund's portfolio directly and delegates the management of the Fund's tactical long short investment strategy to Scotia Partners, LLC (the "Sub-Adviser").  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.  The Adviser and Sub-Adviser may each engage in active and frequent trading to achieve the Fund's investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program.  Many factors affect the Fund's net asset value and performance.

·

Credit Risk – Debt issuers may not make interest and principal payments on securities held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition deteriorates.

·

Derivatives Risk – The Fund's use of futures involves leverage risk and tracking risk.

·

Fixed Income Risk – The value of the Fund's investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund.

·

Issuer-Specific Risk – The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

·

Leveraging Risk – The Fund's use of leverage through futures will magnify the Fund's gains or losses.

·

Management Style Risk – The Adviser's and/or Sub-Adviser's judgments about the potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect.  The Adviser's judgments about the investment management skill of the Sub-Adviser may prove to be incorrect.

·

Non-Diversification Risk – The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

·

Portfolio Turnover Risk – Portfolio turnover refers to the rate at which the securities and derivatives held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which will reduce the Fund's return. Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

·

Short Position Risk – The Fund may invest in short futures positions which will prevent the Fund from participating in market gains.

·

Stock Market Risk – Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information is available at no cost by calling 1-866-CMG-9456 or visiting www.CMGARSFunds.net.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CMG Tactical Equity Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to generate capital appreciation in rising and falling markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page ~~12 of the Fund's Prospectus.~~

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.   During the most recent fiscal period, the Fund’s portfolio turnover rate was ~~0 % of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund seeks to generate capital appreciation in rising and falling markets using two principal strategies:

·

Tactical Long Short Investment Strategy

·

Fixed Income Investment Strategy

Using the tactical long short investment strategy, the Fund actively trades Standard & Poor's 500 Index futures contracts.  These futures contracts are used as a substitute for investing in the stocks that compose the S&P 500 Index.  The objective is to generate capital appreciation by investing, long or short, in positions linked to the S&P 500 Index using a proprietary quantitative investment model.  The model is designed to identify long, intermediate and short term trends in the S&P 500 Index.  This strategy attempts to generate high probability-of-profit trades, typically with a holding period of one to three days.  If the strategy identifies positive price (Bullish) trends across these time frames, the strategy will invest long on a levered basis targeting 200% of the S&P 500 Index.  If the strategy identifies negative price (Bearish) trends across these time frames, the strategy will invest short on a levered basis targeting 200% of the inverse S&P 500 Index.  The strategy also utilizes certain indicators to identify periods of market dislocation that can result in high probability-of-profit trades.  Specifically, when a high volume of stock trades occur at ever-higher prices, an overbought condition is indicated; or when a high volume of stock trades occur at ever-lower prices, an oversold condition is indicated.  The Fund may engage in trades based on these indicators in an attempt to profit from mean reverting (back to the average) price movements in the S&P 500 Index, independent of the core trend model.

During periods when the model’s trends are not aligned, absent of a trade signal, the strategy will signal investing in fixed income investments.  The Fund invests in a variety of investment grade fixed income securities that are not expected to have returns that are highly correlated to the general equity market or the Fund’s tactical long short investment strategy.  The Fund defines fixed income securities to include: bills, notes, debentures, bonds and other evidences of indebtedness issued of the U.S. Government, its agencies and instrumentalities, state and local political subdivisions, corporations and other business entities.  The Fund defines investment grade fixed income securities as those rated, at the time of purchase, in the top four categories by a rating agency such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), or, if unrated, determined to be of comparable quality.  The Fund's fixed income strategy is designed to generate interest income, capital appreciation and to diversify returns from those of the tactical long short investment strategy.  To control interest rate risk, the Fund maintains an average fixed income portfolio maturity that ranges between short-term, (less than 1 year) and intermediate-term (4-7 years).  However, the Fund purchases individual fixed income securities of any maturity.  The Adviser seeks to reduce volatility, in part, by keeping the Fund's fixed income portfolio average maturity below a maximum of seven years, which can reduce sensitivity to capital losses caused by rising interest rates.  The Adviser sells fixed income securities when a security's expected return declines, or issuer credit quality deteriorates and to adjust portfolio-level maturity.  Specific weighting and allocation among the various types of fixed income investments will be made on the basis of the Adviser's assessment of the opportunities for income, capital appreciation and capital preservation relative to the risk, as measured by maturity and return volatility.

The Fund's investment adviser, CMG Capital Management Group, Inc. (the "Adviser") manages the fixed income strategy portion of the Fund's portfolio directly and delegates the management of the Fund's tactical long short investment strategy to Scotia Partners, LLC (the "Sub-Adviser").  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.  The Adviser and Sub-Adviser may each engage in active and frequent trading to achieve the Fund's investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program.  Many factors affect the Fund's net asset value and performance.

·

Credit Risk – Debt issuers may not make interest and principal payments on securities held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition deteriorates.

·

Derivatives Risk – The Fund's use of futures involves leverage risk and tracking risk.

·

Fixed Income Risk – The value of the Fund's investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund.

·

Issuer-Specific Risk – The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

·

Leveraging Risk – The Fund's use of leverage through futures will magnify the Fund's gains or losses.

·

Management Style Risk – The Adviser's and/or Sub-Adviser's judgments about the potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect.  The Adviser's judgments about the investment management skill of the Sub-Adviser may prove to be incorrect.

·

Non-Diversification Risk – The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

·

Portfolio Turnover Risk – Portfolio turnover refers to the rate at which the securities and derivatives held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which will reduce the Fund's return. Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

·

Short Position Risk – The Fund may invest in short futures positions which will prevent the Fund from participating in market gains.

·

Stock Market Risk – Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information is available at no cost by calling 1-866-CMG-9456 or visiting www.CMGARSFunds.net.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-CMG-9456
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.CMGARSFunds.net
CMG Tactical Equity Strategy Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	7.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.51%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.26%)	[1]
Total Annual Fund Operating Expenses net of Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.25%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	790
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,550
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,154
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,574
CMG Tactical Equity Strategy Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	7.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.48%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.53%)	[1]
Total Annual Fund Operating Expenses net of Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,065
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,769
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,404

[1]	The adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses, until August 31, 2013 so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 2.25% for Class A shares and 1.95% for Class I shares. Waivers and expense payments may be recouped by the adviser from the Fund, to the extent that overall expenses fall below specified limits, within three years of when the amounts were waived or recouped. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

The Collar Fund
The Collar Fund
Investment Objective:
The Fund's investment objective is capital appreciation and income.
Fees and Expenses of the Fund:
This following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Collar Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		The Collar Fund
Management Fees		0.95%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses	[2]	0.97%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	This fee table and the example below does not reflect the fact that the fund has contractually agreed to reduce its management fee until January 1, 2013 to 0.49% on the Fund's average daily net assets in excess of $50 million. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Collar Fund	99	309	536	1,190

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal ~~year , the Fund's portfolio turnover rate was 151.64 % of the average value of its portfolio.~~

Principal Investment Strategies:

 The Fund seeks to achieve its investment objective by investing primarily in a portfolio of U.S. and foreign equity securities, traded in U.S. markets, and by writing covered call options and buying put options on a substantial portion of the Fund's portfolio securities.  Equity securities in which the Fund invests ~~include common and preferred stock of all capitalization levels.  The Fund executes its equity strategy by investing (1) directly in U.S. equity securities, (2) through exchange traded funds ("ETFs") that invest primarily in equity securities and (3) through American Depositary Receipts ("ADRs"), which are receipts evidencing ownership of foreign equity securities.  The Fund's option strategy is commonly referred to as "hedging" or "collaring." It typically consists of selling covered call options and buying put options to hedge individual stocks in the Fund's portfolio.~~

~~·~~

~~Covered Call Options.  When the Fund sells a covered call option, the purchaser of the option has the right to buy that security at a predetermined price (exercise price) during the life of the option.  If the purchaser exercises the option, the Fund must sell the stock to the purchaser at the exercise price.  The option is "covered" because the Fund owns the stock at the time it sells the option.  As the seller of the option, the Fund receives a premium from the purchaser of the call option, which may provide additional returns to the Fund.~~

~~·~~

~~Put Options.  When the Fund purchases a put option, the Fund acquires the right to sell an underlying security at a predetermined price (exercise price) during the life of the option.  If the Fund exercises the put option, the counterparty to the put option must purchase the stock from the Fund at the exercise price.  While the Fund will typically purchase put options with respect to equity securities held by the Fund, it may also purchase "index put options" or put options with respect to a broad based securities index. The Fund may purchase index put options in an effort to protect the Fund from a significant market decline (or decline in a specific market index) over a short period of time.~~

~~If the market price for a security held by the Fund exceeds the exercise price of the call option written for that underlying security, the Fund will generally be required to sell the security at the exercise price associated with the call option to the holder of the option.  In like manner, if the market price for a security held by the Fund falls below the exercise price of the put option held by the Fund with respect to that underlying security, the Fund may exercise the put option and sell the security at the put option exercise price.  In this manner, the exercise price of the call option sets a cap on the appreciation the Fund may realize with respect to any portfolio security and the put option sets a floor on the amount of depreciation the Fund may realize.~~

~~The Fund has no maximum or minimum level that will be hedged, but anticipates being hedged most of the time.  When selecting the appropriate option for a stock in the portfolio, the advisor bases its decision on the current dividend for the stock, the historical volatility of the stock and the current option premiums.  The advisor will engage in active trading of the Fund's portfolio securities as a result of its option strategy.~~

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

·

Covered Call Option Risk.  When the Fund sells covered call options, it receives cash but limits its opportunity to profit from an increase in the market value of the security beyond the exercise price (plus the premium received).  In a rapidly rising market, the Fund could significantly underperform the market.

·

ETF Risk.  You will indirectly bear fees and expenses charged by ETFs in addition to the Fund's direct fees and expenses.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in stocks and bonds.  Additional ETF risks include:

·

ETF Strategies.  Each ETF is subject to specific risks, depending on the nature of the ETF.  These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments, and commodities.

·

Net Asset Value and Market Price.  The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF share trades at a premium or discount to its net asset value.

·

Tracking Risk.  ETFs in which the Fund may invest will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.  In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices.  Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices.

·

Foreign Risk.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.  The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.

·

Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and can perform worse than the market as a whole.

·

Management Risk.  The ability of the Fund to meet its investment objective is directly related to the adviser's investment model.  The adviser's assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser's investment strategy will produce the desired results.

·

Market Risk.  The price of equity securities may rise or fall because of economic or political changes.  Stock prices in general may decline over short or even extended periods of time, and tend to be more volatile than other investment choices.  Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

·

Portfolio Turnover Risk.  Transactional and brokerage costs associated with turnover reduce the Fund's return, unless the securities traded can be bought and sold without corresponding commission costs. The Fund's investment strategies involve frequent trading that leads to high portfolio turnover and could generate potentially large amounts of net realized capital gains in a given year. It is possible that the Fund may distribute sizable taxable capital gains to its shareholders, regardless of the Fund's net performance.

·

Put Option Risk.  When the Fund purchases a put option on an underlying portfolio security it may loose the entire premium paid if the underlying security does not decrease in value.

·

Smaller Capitalization Securities Risk.  Smaller capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.  In particular, smaller capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group.  The value of securities of smaller issuers can be more volatile than that of larger issuers.

·

Tax Risk. The Fund expects to generate premiums from its sale of call options. These premiums typically will result in short-term capital gains for federal income tax purposes.  In addition, stocks that are hedged with put options may not be eligible for long term capital gains.  The Fund is not designed for investors seeking a tax efficient investment.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund for each a full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index and two supplemental indexes. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-888-526-5527.

Performance Bar Chart For Calendar Years Ended December 31,

Best Quarter:	3rd Quarter 2010	3.04%
Worst Quarter:	2nd Quarter 2010	(3.41)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2012, was 0.79%
Performance Table
Average Annual Total Returns (For periods ended December 31, 2011)
Average Annual Returns	1 Year	Life of Fund		Inception Date
The Collar Fund	(3.08%)	1.71%	[1]	Jun 29, 2009
The Collar Fund After Taxes on Distributions	(4.07%)	1.29%	[1]
The Collar Fund After Taxes on Distributions and Sale of Fund Shares	(1.85%)	1.25%	[1]
The Collar Fund S&P 500 TR (reflects no deduction for fees, expenses or taxes)	2.11%	15.28%	[1]
[1]	The inception date of the Fund is June 29, 2009.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Collar Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal ~~year , the Fund's portfolio turnover rate was 151.64 % of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	151.64%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund seeks to achieve its investment objective by investing primarily in a portfolio of U.S. and foreign equity securities, traded in U.S. markets, and by writing covered call options and buying put options on a substantial portion of the Fund's portfolio securities.  Equity securities in which the Fund invests ~~include common and preferred stock of all capitalization levels.  The Fund executes its equity strategy by investing (1) directly in U.S. equity securities, (2) through exchange traded funds ("ETFs") that invest primarily in equity securities and (3) through American Depositary Receipts ("ADRs"), which are receipts evidencing ownership of foreign equity securities.  The Fund's option strategy is commonly referred to as "hedging" or "collaring." It typically consists of selling covered call options and buying put options to hedge individual stocks in the Fund's portfolio.~~

~~·~~

~~Covered Call Options.  When the Fund sells a covered call option, the purchaser of the option has the right to buy that security at a predetermined price (exercise price) during the life of the option.  If the purchaser exercises the option, the Fund must sell the stock to the purchaser at the exercise price.  The option is "covered" because the Fund owns the stock at the time it sells the option.  As the seller of the option, the Fund receives a premium from the purchaser of the call option, which may provide additional returns to the Fund.~~

~~·~~

~~Put Options.  When the Fund purchases a put option, the Fund acquires the right to sell an underlying security at a predetermined price (exercise price) during the life of the option.  If the Fund exercises the put option, the counterparty to the put option must purchase the stock from the Fund at the exercise price.  While the Fund will typically purchase put options with respect to equity securities held by the Fund, it may also purchase "index put options" or put options with respect to a broad based securities index. The Fund may purchase index put options in an effort to protect the Fund from a significant market decline (or decline in a specific market index) over a short period of time.~~

~~If the market price for a security held by the Fund exceeds the exercise price of the call option written for that underlying security, the Fund will generally be required to sell the security at the exercise price associated with the call option to the holder of the option.  In like manner, if the market price for a security held by the Fund falls below the exercise price of the put option held by the Fund with respect to that underlying security, the Fund may exercise the put option and sell the security at the put option exercise price.  In this manner, the exercise price of the call option sets a cap on the appreciation the Fund may realize with respect to any portfolio security and the put option sets a floor on the amount of depreciation the Fund may realize.~~

~~The Fund has no maximum or minimum level that will be hedged, but anticipates being hedged most of the time.  When selecting the appropriate option for a stock in the portfolio, the advisor bases its decision on the current dividend for the stock, the historical volatility of the stock and the current option premiums.  The advisor will engage in active trading of the Fund's portfolio securities as a result of its option strategy.~~

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

·

Covered Call Option Risk.  When the Fund sells covered call options, it receives cash but limits its opportunity to profit from an increase in the market value of the security beyond the exercise price (plus the premium received).  In a rapidly rising market, the Fund could significantly underperform the market.

·

ETF Risk.  You will indirectly bear fees and expenses charged by ETFs in addition to the Fund's direct fees and expenses.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in stocks and bonds.  Additional ETF risks include:

·

ETF Strategies.  Each ETF is subject to specific risks, depending on the nature of the ETF.  These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments, and commodities.

·

Net Asset Value and Market Price.  The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF share trades at a premium or discount to its net asset value.

·

Tracking Risk.  ETFs in which the Fund may invest will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.  In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices.  Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices.

·

Foreign Risk.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.  The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.

·

Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and can perform worse than the market as a whole.

·

Management Risk.  The ability of the Fund to meet its investment objective is directly related to the adviser's investment model.  The adviser's assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser's investment strategy will produce the desired results.

·

Market Risk.  The price of equity securities may rise or fall because of economic or political changes.  Stock prices in general may decline over short or even extended periods of time, and tend to be more volatile than other investment choices.  Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

·

Portfolio Turnover Risk.  Transactional and brokerage costs associated with turnover reduce the Fund's return, unless the securities traded can be bought and sold without corresponding commission costs. The Fund's investment strategies involve frequent trading that leads to high portfolio turnover and could generate potentially large amounts of net realized capital gains in a given year. It is possible that the Fund may distribute sizable taxable capital gains to its shareholders, regardless of the Fund's net performance.

·

Put Option Risk.  When the Fund purchases a put option on an underlying portfolio security it may loose the entire premium paid if the underlying security does not decrease in value.

·

Smaller Capitalization Securities Risk.  Smaller capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.  In particular, smaller capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group.  The value of securities of smaller issuers can be more volatile than that of larger issuers.

·

Tax Risk. The Fund expects to generate premiums from its sale of call options. These premiums typically will result in short-term capital gains for federal income tax purposes.  In addition, stocks that are hedged with put options may not be eligible for long term capital gains.  The Fund is not designed for investors seeking a tax efficient investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund for each a full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index and two supplemental indexes. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-888-526-5527.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-526-5527
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Years Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	3rd Quarter 2010	3.04%
Worst Quarter:	2nd Quarter 2010	(3.41)%
The year-to-date return as of the most recent calendar quarter, which ended June 30, 2012, was 0.79%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended June 30, 2012, was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.41%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2011)
S&P 500 TR (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Life of Fund	rr_AverageAnnualReturnSinceInception	15.28%	[1]
The Collar Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,190
Annual Return 2010	rr_AnnualReturn2010	3.42%
Annual Return 2011	rr_AnnualReturn2011	(3.08%)
1 Year	rr_AverageAnnualReturnYear01	(3.08%)
Life of Fund	rr_AverageAnnualReturnSinceInception	1.71%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2009
The Collar Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.07%)
Life of Fund	rr_AverageAnnualReturnSinceInception	1.29%	[1]
The Collar Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.85%)
Life of Fund	rr_AverageAnnualReturnSinceInception	1.25%	[1]

[1]	The inception date of the Fund is June 29, 2009.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	This fee table and the example below does not reflect the fact that the fund has contractually agreed to reduce its management fee until January 1, 2013 to 0.49% on the Fund's average daily net assets in excess of $50 million. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

KCM MACRO TRENDS FUND
KCM MACRO TRENDS FUND
Investment Objective:
The Fund’s investment objective is long-term growth of capital.
As a secondary goal, the Fund seeks to manage volatility and market risk.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees KCM MACRO TRENDS FUND	KCM MACRO TRENDS FUND CLASS R-1	KCM MACRO TRENDS FUND CLASS R-2
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses KCM MACRO TRENDS FUND		KCM MACRO TRENDS FUND CLASS R-1	KCM MACRO TRENDS FUND CLASS R-2
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.27%	0.27%
Expense Recapture	[1]		0.03%
All Other Expenses		0.27%	0.24%
Acquired Fund Fees and Expenses	[2]	0.21%	0.21%
Total Annual Fund Operating Expenses		1.73%	2.48%
[1]	Recapture of advisory fees waived and/or expense reimbursement amounts previously paid to adviser pursuant to the Operating Expense Limitation Agreement.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund's operating expenses remain the same Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example KCM MACRO TRENDS FUND (USD $)	1 Year	3 Years	5 Years	10 Years
KCM MACRO TRENDS FUND CLASS R-1	176	545	939	2,041
KCM MACRO TRENDS FUND CLASS R-2	248	770	1,318	2,814

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was ~~862 % of the average value of its portfolio.~~

Principal Investment Strategies:

The Fund employs a flexible investment strategy, meaning it has the freedom to invest globally in companies of all sizes and in all sectors, long or short, and to hold cash.  It is not restricted to any “style box”, e.g., large cap growth or small cap value. To achieve its investment objective, the Fund invests principally in domestic and foreign equity securities (common stock), exchange traded funds ("ETFs"), futures and options.  The term “macro” in the Fund’s name refers to its focus on the broad macroeconomic environment.  A macro strategy focuses on broad trends and is generally distinguished from a strategy that focuses on the prospects of particular companies or issuers.

The adviser utilizes all or parts of a multi-faceted approach in managing the Fund, including fundamental, technical and quantitative analysis. The adviser generally begins with economic analyses to determine the phase of the business cycle for each major global market segment (a “Segment”).  Examples of Segments include the U.S., Europe, Asia and Latin America.  The adviser then assesses the relative strength of each Segment’s currency to the U.S. dollar.  Using research and analyses the adviser ranks the Segments to determine what it believes is the market’s direction, i.e., “uptrend,” “downtrend” or “trading range”, and the momentum of the direction.  The adviser adjusts the Fund’s market exposure depending on how clearly its research reflects the market’s direction. The adviser’s next step is to identify individual sectors and/or securities in attractive Segments.  The adviser bases its investment decisions on a wide array of fundamental and technical factors. Fundamental factors include measures such as, earnings growth rates, return on capital and dividend yield. Technical factors include measures such as price performance, volatility and trading volume.

The Fund may sell equity securities short up to 50% of its net assets if the adviser believes the value of the equity security is likely to depreciate in value.  In addition, the Fund may purchase and sell futures contracts, and may purchase and sell options on securities, securities indexes, and futures contracts.  These types of investments produce economically “leveraged” investment results.  To hedge the Fund's short positions, the Fund may buy call options, which gives the Fund the right to buy a stock it has sold short at a predetermined price.  Similarly, the Fund may sell futures to hedge a portion of the Fund's long positions.

As a part of its investment strategy and during periods in which the Fund has limited market exposure, the Fund may invest in money market funds or other short-term interest-bearing instruments.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.  As a non-diversified fund the Fund is able to take larger position in a smaller number of companies and/or in a more limited number of sectors (clusters of related industries, regions or countries) than diversified mutual funds.  Securities held by the Fund will be sold when, in the adviser's opinion, investments in other Segments offer a more attractive opportunity for capital appreciation.

Principal Risks:

Like all mutual funds, you may lose money if you invest in the Fund.  Although the Fund will strive to meet its investment objective, there is no assurance that it will.

o

Derivatives Risk. Investments in futures and options are considered "derivative" investments. A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that the hedging technique will fail if changes in the value of a derivative held by the Fund do not correlate with the Fund’s portfolio securities being hedged.

·

Put and Call Options Risk.  There are risks associated with the sale and purchase of call and put options. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option.  If the Fund sells an uncovered call option or a put option, and must purchase the security at the current market price because the option is exercised, the loss could be significant.  As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

o

ETF Risk.  Investing through the Fund in ETFs involves certain additional expenses and certain tax results that would not arise if you invested directly in the ETFs.  Each ETFs exposes the Fund to the strategy-specific risk of each ETF and the value of your investment will fluctuate in response to the performance of the ETFs in which the Fund invests.

o

Foreign Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.  Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

o

Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

o

Market Risk. Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.  The Fund’s investments may decline in value if the stock markets perform poorly.  There is also a risk that the Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets.

o

Non-Diversification Risk.  The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company.  This may make the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

o

Portfolio Turnover Risk.  Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

o

Short Selling Risk. The Fund engages in short selling activities, which are significantly different from the investment activities commonly associated with conservative stock funds.  Positions in shorted securities are speculative and more risky than "long" positions (purchases) because the cost of the replacement security is unknown.  Therefore, the potential loss on the short sale is unlimited, whereas the potential loss on long positions is limited to the original purchase price.  You should be aware that any strategy that includes selling securities short could suffer significant losses.  Short selling will also result in higher transaction costs (such as interest and dividends), which reduce the Fund’s return, and may result in higher taxes.

o

Small and Medium-Size Company Risk.  The Fund may invest in the common stocks of small-cap and mid-cap companies.  Small and medium size companies may have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performances can be more volatile and they may face a greater risk of business failure, which could increase the volatility of the Fund’s assets.

PERFORMANCE

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund’s Class R-1 shares for each full calendar year since the Fund’s inception.  The performance table compares the performance of the Fund’s Class R-1 and R-2 shares over time to the performance of a broad-based securities market index.     You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-275-5599.

Performance Bar Chart For Class R-1 Shares Calendar Year s Ended December 31

Best Quarter:	3rd Quarter 2009	10.34%
Worst Quarter:	3rd Quarter 2011	(17.11)%
The total return for Class R-1 shares from January 1, 2012 to June 30, 2012 was 6.07%.
Performance Table
Average Annual Total Returns (For period ended December 31, 2011)
Average Annual Returns KCM MACRO TRENDS FUND	1 Year	Life of Fund	Inception Date
KCM MACRO TRENDS FUND CLASS R-1	(13.18%)	(0.03%)	Aug 4, 2008
KCM MACRO TRENDS FUND CLASS R-1 After Taxes on Distributions	(13.18%)	(0.13%)
KCM MACRO TRENDS FUND CLASS R-1 After Taxes on Distributions and Sale of Fund Shares	(8.57%)	(0.08%)
KCM MACRO TRENDS FUND CLASS R-2	(13.83%)	0.88%	Aug 4, 2008
S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	2.11%	2.49%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

After tax returns for Class R-2 shares, which are not shown, will vary from those of Class R-1 shares.

The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies.  Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, index returns do not reflect any fees or expenses. An investor cannot invest directly in an index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	KCM MACRO TRENDS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary goal, the Fund seeks to manage volatility and market risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was ~~862 % of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	862.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund's operating expenses remain the same Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a flexible investment strategy, meaning it has the freedom to invest globally in companies of all sizes and in all sectors, long or short, and to hold cash.  It is not restricted to any “style box”, e.g., large cap growth or small cap value. To achieve its investment objective, the Fund invests principally in domestic and foreign equity securities (common stock), exchange traded funds ("ETFs"), futures and options.  The term “macro” in the Fund’s name refers to its focus on the broad macroeconomic environment.  A macro strategy focuses on broad trends and is generally distinguished from a strategy that focuses on the prospects of particular companies or issuers.

The adviser utilizes all or parts of a multi-faceted approach in managing the Fund, including fundamental, technical and quantitative analysis. The adviser generally begins with economic analyses to determine the phase of the business cycle for each major global market segment (a “Segment”).  Examples of Segments include the U.S., Europe, Asia and Latin America.  The adviser then assesses the relative strength of each Segment’s currency to the U.S. dollar.  Using research and analyses the adviser ranks the Segments to determine what it believes is the market’s direction, i.e., “uptrend,” “downtrend” or “trading range”, and the momentum of the direction.  The adviser adjusts the Fund’s market exposure depending on how clearly its research reflects the market’s direction. The adviser’s next step is to identify individual sectors and/or securities in attractive Segments.  The adviser bases its investment decisions on a wide array of fundamental and technical factors. Fundamental factors include measures such as, earnings growth rates, return on capital and dividend yield. Technical factors include measures such as price performance, volatility and trading volume.

The Fund may sell equity securities short up to 50% of its net assets if the adviser believes the value of the equity security is likely to depreciate in value.  In addition, the Fund may purchase and sell futures contracts, and may purchase and sell options on securities, securities indexes, and futures contracts.  These types of investments produce economically “leveraged” investment results.  To hedge the Fund's short positions, the Fund may buy call options, which gives the Fund the right to buy a stock it has sold short at a predetermined price.  Similarly, the Fund may sell futures to hedge a portion of the Fund's long positions.

As a part of its investment strategy and during periods in which the Fund has limited market exposure, the Fund may invest in money market funds or other short-term interest-bearing instruments.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.  As a non-diversified fund the Fund is able to take larger position in a smaller number of companies and/or in a more limited number of sectors (clusters of related industries, regions or countries) than diversified mutual funds.  Securities held by the Fund will be sold when, in the adviser's opinion, investments in other Segments offer a more attractive opportunity for capital appreciation.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all mutual funds, you may lose money if you invest in the Fund.  Although the Fund will strive to meet its investment objective, there is no assurance that it will.

o

Derivatives Risk. Investments in futures and options are considered "derivative" investments. A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that the hedging technique will fail if changes in the value of a derivative held by the Fund do not correlate with the Fund’s portfolio securities being hedged.

·

Put and Call Options Risk.  There are risks associated with the sale and purchase of call and put options. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option.  If the Fund sells an uncovered call option or a put option, and must purchase the security at the current market price because the option is exercised, the loss could be significant.  As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

o

ETF Risk.  Investing through the Fund in ETFs involves certain additional expenses and certain tax results that would not arise if you invested directly in the ETFs.  Each ETFs exposes the Fund to the strategy-specific risk of each ETF and the value of your investment will fluctuate in response to the performance of the ETFs in which the Fund invests.

o

Foreign Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.  Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

o

Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

o

Market Risk. Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.  The Fund’s investments may decline in value if the stock markets perform poorly.  There is also a risk that the Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets.

o

Non-Diversification Risk.  The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company.  This may make the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

o

Portfolio Turnover Risk.  Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

o

Short Selling Risk. The Fund engages in short selling activities, which are significantly different from the investment activities commonly associated with conservative stock funds.  Positions in shorted securities are speculative and more risky than "long" positions (purchases) because the cost of the replacement security is unknown.  Therefore, the potential loss on the short sale is unlimited, whereas the potential loss on long positions is limited to the original purchase price.  You should be aware that any strategy that includes selling securities short could suffer significant losses.  Short selling will also result in higher transaction costs (such as interest and dividends), which reduce the Fund’s return, and may result in higher taxes.

o

Small and Medium-Size Company Risk.  The Fund may invest in the common stocks of small-cap and mid-cap companies.  Small and medium size companies may have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performances can be more volatile and they may face a greater risk of business failure, which could increase the volatility of the Fund’s assets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual funds, you may lose money if you invest in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company, which means that more of the Fund's assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. This may make the value of the Fund's shares more susceptible to certain risks than shares of a diversified investment company. As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund’s Class R-1 shares for each full calendar year since the Fund’s inception.  The performance table compares the performance of the Fund’s Class R-1 and R-2 shares over time to the performance of a broad-based securities market index.     You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-275-5599.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-275-5599
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Class R-1 Shares Calendar Year s Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	3rd Quarter 2009	10.34%
Worst Quarter:	3rd Quarter 2011	(17.11)%
		The total return for Class R-1 shares from January 1, 2012 to June 30, 2012 was 6.07%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for Class R-1 shares from January 1, 2012 to June 30, 2012 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.11%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for Class R-2 shares, which are not shown, will vary from those of Class R-1 shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

After tax returns for Class R-2 shares, which are not shown, will vary from those of Class R-1 shares.

The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies.  Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, index returns do not reflect any fees or expenses. An investor cannot invest directly in an index.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For period ended December 31, 2011)
S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.49%
KCM MACRO TRENDS FUND CLASS R-1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Expense Recapture	rr_Component1OtherExpensesOverAssets		[1]
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.27%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	176
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	545
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	939
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,041
Annual Return 2009	rr_AnnualReturn2009	26.16%
Annual Return 2010	rr_AnnualReturn2010	0.80%
Annual Return 2011	rr_AnnualReturn2011	(13.18%)
1 Year	rr_AverageAnnualReturnYear01	(13.18%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.03%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 4, 2008
KCM MACRO TRENDS FUND CLASS R-1 | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.18%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.13%)
KCM MACRO TRENDS FUND CLASS R-1 | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.57%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.08%)
KCM MACRO TRENDS FUND CLASS R-2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Expense Recapture	rr_Component1OtherExpensesOverAssets	0.03%	[1]
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.24%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	248
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	770
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,318
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,814
1 Year	rr_AverageAnnualReturnYear01	(13.83%)
Life of Fund	rr_AverageAnnualReturnSinceInception	0.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 4, 2008

[1]	Recapture of advisory fees waived and/or expense reimbursement amounts previously paid to adviser pursuant to the Operating Expense Limitation Agreement.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund.

Pacific Financial Core Equity Fund
Pacific Financial Core Equity Fund
Investment Objective:
The investment objective of the Fund is to seek long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Pacific Financial Core Equity Fund	Pacific Financial Core Equity Fund Class Institutional	Pacific Financial Core Equity Fund Class Investor
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption Fee (as a percentage of amount redeemed	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Pacific Financial Core Equity Fund		Pacific Financial Core Equity Fund Class Institutional	Pacific Financial Core Equity Fund Class Investor
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.39%	0.40%
Acquired Fund Fees and Expenses	[1]	0.25%	0.25%
Total Annual Fund Operating Expenses		1.89%	2.65%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Pacific Financial Core Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Pacific Financial Core Equity Fund Class Institutional	192	594	1,021	2,212
Pacific Financial Core Equity Fund Class Investor	268	823	1,405	2,983

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 454% ~~of the average value of its portfolio.~~

Principal Investment Strategies:

The Fund pursues its investment objective by implementing the strategies detailed below.  Individual securities are purchased and sold based on the adviser's proprietary "Rational Analysis" process, which is described below under the heading "Investment Process."  The term "exchange traded fund" is abbreviated as "ETF" throughout this prospectus.  An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index.

The Core Equity Fund invests, under normal circumstances, at least 80% of its assets in equity securities.  These equity securities will consist primarily of other investment companies (including ETFs) that invest primarily in U.S. common stock.

In selecting the Core Equity Fund's positions, the adviser will use its proprietary "Rational Analysis" processes, as described below.  The particular allocation of positions will change from time to time as market forces dictate.

The adviser utilizes a proprietary investment research process called "Rational Analysis" to select securities for each Fund's portfolio.  The adviser uses Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting the positions.  Rather than using one of the above methods exclusively, the adviser integrates the optimal elements of each method into a "Rational" decision-making model.  The adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objective.

·

Technical Analysis is a method of evaluating securities by analyzing statistics generated by market activity, such as past prices and volume.  Technical analysts do not attempt to measure a security's intrinsic value, but instead use charts and other tools to identify patterns that can suggest future activity.  Such analysis enables the adviser to identify relational situations and opportunities that are key considerations in buying and, even more importantly, in selling positions.

·

Fundamental Analysis is a method of evaluating a security by attempting to measure its intrinsic value by examining related economic, financial and other qualitative and quantitative factors.  Fundamental analysts attempt to study everything that can affect the security's value, including macroeconomic factors (like the overall economy and industry conditions) and individually specific factors (like the financial condition and management of companies). The adviser uses information from various sources to evaluate the fundamental position of the market, sectors, mutual funds, and stocks.  Such analysis is essential in making decisions to buy particular positions, as it can reveal weaknesses or flaws in investment positions that might appear positive in technical analyses or quantitative studies.

·

Quantitative Studies:  The adviser uses mathematic analytics and modeling of portfolios.  Such studies are useful in removing the emotion from the decision-making process, in furthering understanding of portfolio trends, and in developing decisive information for buying and selling positions.  The mathematical and statistical calculations involved in such studies include analysis of Beta, standard deviation, Sharpe ratios, among others.

Principal Risks:

 As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Although the Fund will seek to meet its investment objective, there is no assurance that it will do so.

·

Company Risk:  The value of an individual company can be more volatile than the market as a whole and can perform worse than the market as a whole.  The value of a company can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

ETF Risk:  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund and, therefore, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.

·

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the adviser's investment model and the adviser's assessment of the attractiveness and potential appreciation of particular investments.  There is no guarantee that the adviser's investment strategy will produce the desired results.

·

Market Risk:  The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time, and tend to be more volatile than other investment choices.

·

Portfolio Turnover Risk:  Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

·

Smaller Capitalization Securities Risk:  Smaller capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, smaller capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group.

Performance:

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund's Institutional Class shares for each full calendar year since the Fund's inception.  The performance table compares the performance of the Fund's Institutional Class  and Investor Class shares over time to the performance of a broad-based securities market index.  You should be aware that each Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

Performance Bar Chart For Institutional Class Shares For Calendar Years Ended December 31

Best Quarter:	2nd Quarter 2009	15.82%
Worst Quarter:	4th Quarter 2008	(24.68)%
The total return for Institutional Class shares from January 1, 2012 to June 30, 2012 was 8.54%.
Performance Table
Average Annual Total Returns (For periods ended December 31, 2011)
Average Annual Returns Pacific Financial Core Equity Fund	1 Year	Life of Fund	Inception Date
Pacific Financial Core Equity Fund Class Institutional	(6.28%)	(5.88%)	Jul 2, 2007
Pacific Financial Core Equity Fund Class Institutional After Taxes on Distributions	(6.28%)	(5.89%)
Pacific Financial Core Equity Fund Class Institutional After Taxes on Distributions and Sale of Fund Shares	(4.08%)	(4.92%)
Pacific Financial Core Equity Fund Class Investor	(6.97%)	7.54%	Jul 2, 2007
S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	2.11%	(1.99%)

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After tax returns for Investor Class shares, which are not shown, will vary from those of Institutional Class shares. The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pacific Financial Core Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 454% ~~of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	454.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by implementing the strategies detailed below.  Individual securities are purchased and sold based on the adviser's proprietary "Rational Analysis" process, which is described below under the heading "Investment Process."  The term "exchange traded fund" is abbreviated as "ETF" throughout this prospectus.  An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index.

The Core Equity Fund invests, under normal circumstances, at least 80% of its assets in equity securities.  These equity securities will consist primarily of other investment companies (including ETFs) that invest primarily in U.S. common stock.

In selecting the Core Equity Fund's positions, the adviser will use its proprietary "Rational Analysis" processes, as described below.  The particular allocation of positions will change from time to time as market forces dictate.

The adviser utilizes a proprietary investment research process called "Rational Analysis" to select securities for each Fund's portfolio.  The adviser uses Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting the positions.  Rather than using one of the above methods exclusively, the adviser integrates the optimal elements of each method into a "Rational" decision-making model.  The adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objective.

·

Technical Analysis is a method of evaluating securities by analyzing statistics generated by market activity, such as past prices and volume.  Technical analysts do not attempt to measure a security's intrinsic value, but instead use charts and other tools to identify patterns that can suggest future activity.  Such analysis enables the adviser to identify relational situations and opportunities that are key considerations in buying and, even more importantly, in selling positions.

·

Fundamental Analysis is a method of evaluating a security by attempting to measure its intrinsic value by examining related economic, financial and other qualitative and quantitative factors.  Fundamental analysts attempt to study everything that can affect the security's value, including macroeconomic factors (like the overall economy and industry conditions) and individually specific factors (like the financial condition and management of companies). The adviser uses information from various sources to evaluate the fundamental position of the market, sectors, mutual funds, and stocks.  Such analysis is essential in making decisions to buy particular positions, as it can reveal weaknesses or flaws in investment positions that might appear positive in technical analyses or quantitative studies.

·

Quantitative Studies:  The adviser uses mathematic analytics and modeling of portfolios.  Such studies are useful in removing the emotion from the decision-making process, in furthering understanding of portfolio trends, and in developing decisive information for buying and selling positions.  The mathematical and statistical calculations involved in such studies include analysis of Beta, standard deviation, Sharpe ratios, among others.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Core Equity Fund invests, under normal circumstances, at least 80% of its assets in equity securities.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

 As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Although the Fund will seek to meet its investment objective, there is no assurance that it will do so.

·

Company Risk:  The value of an individual company can be more volatile than the market as a whole and can perform worse than the market as a whole.  The value of a company can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

ETF Risk:  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund and, therefore, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.

·

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the adviser's investment model and the adviser's assessment of the attractiveness and potential appreciation of particular investments.  There is no guarantee that the adviser's investment strategy will produce the desired results.

·

Market Risk:  The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time, and tend to be more volatile than other investment choices.

·

Portfolio Turnover Risk:  Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

·

Smaller Capitalization Securities Risk:  Smaller capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, smaller capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund's Institutional Class shares for each full calendar year since the Fund's inception.  The performance table compares the performance of the Fund's Institutional Class  and Investor Class shares over time to the performance of a broad-based securities market index.  You should be aware that each Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that each Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Institutional Class Shares For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	2nd Quarter 2009	15.82%
Worst Quarter:	4th Quarter 2008	(24.68)%
		The total return for Institutional Class shares from January 1, 2012 to June 30, 2012 was 8.54%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for Institutional Class shares from January 1, 2012 to June 30, 2012 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.68%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for Investor Class shares, which are not shown, will vary from those of Institutional Class shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After tax returns for Investor Class shares, which are not shown, will vary from those of Institutional Class shares. The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2011)
S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Life of Fund	rr_AverageAnnualReturnSinceInception	(1.99%)
Pacific Financial Core Equity Fund Class Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	192
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	594
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,021
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,212
Annual Return 2008	rr_AnnualReturn2008	(38.96%)
Annual Return 2009	rr_AnnualReturn2009	24.27%
Annual Return 2010	rr_AnnualReturn2010	11.54%
Annual Return 2011	rr_AnnualReturn2011	(6.28%)
1 Year	rr_AverageAnnualReturnYear01	(6.28%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(5.88%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 2, 2007
Pacific Financial Core Equity Fund Class Institutional | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.28%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(5.89%)
Pacific Financial Core Equity Fund Class Institutional | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.08%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(4.92%)
Pacific Financial Core Equity Fund Class Investor
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	268
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	823
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,405
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,983
1 Year	rr_AverageAnnualReturnYear01	(6.97%)
Life of Fund	rr_AverageAnnualReturnSinceInception	7.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 2, 2007

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.

Pacific Financial Explorer Fund
Pacific Financial Explorer Fund
Investment Objective:
The investment objective of the Fund is to seek long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund;
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Pacific Financial Explorer Fund	Pacific Financial Explorer Fund Class Institutional	Pacific Financial Explorer Fund Class Investor
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption Fee (as a percentage of amount redeemed	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Pacific Financial Explorer Fund		Pacific Financial Explorer Fund Class Institutional	Pacific Financial Explorer Fund Class Investor
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.46%	0.46%
Acquired Fund Fees and Expenses	[1]	0.37%	0.37%
Total Annual Fund Operating Expenses		2.08%	2.83%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Pacific Financial Explorer Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Pacific Financial Explorer Fund Class Institutional	211	652	1,119	2,410
Pacific Financial Explorer Fund Class Investor	286	877	1,494	3,157

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 790 ~~% of the average value of its portfolio.~~

Principal Investment Strategies:

The Fund pursues its investment objective by implementing the strategies detailed below.  Individual securities are purchased and sold based on said strategies using the Adviser's proprietary "Rational Analysis" process, which is described below under the heading "Investment Process."  The term "exchange traded fund" is abbreviated as "ETF" throughout this prospectus.  An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index.

The Explorer Fund invests primarily in other investment companies (including ETFs) that invest primarily in companies outside of the Dow Jones Industrial Average ("DJIA") index of 30 industrial stocks.   The Explorer Fund seeks to identify investments in sectors, capitalizations, industries, or styles that are outperforming the DJIA and that have high expected returns.

In selecting the Explorer Fund's positions, the adviser will use its proprietary "Rational Analysis" processes, as described below, with DJIA-type funds eliminated.  The adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objective.  The particular allocation of positions will be dictated by movement of the U.S. domestic market.

The adviser utilizes a proprietary investment research process called "Rational Analysis" to select securities for each Fund's portfolio.  The adviser uses Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting the positions.  Rather than using one of the above methods exclusively, the adviser integrates the optimal elements of each method into a "Rational" decision-making model.

·

Technical Analysis is a method of evaluating securities by analyzing statistics generated by market activity, such as past prices and volume.  Technical analysts do not attempt to measure a security's intrinsic value, but instead use charts and other tools to identify patterns that can suggest future activity.  Such analysis enables the adviser to identify relational situations and opportunities that are key considerations in buying and, even more importantly, in selling positions.

·

Fundamental Analysis is a method of evaluating a security by attempting to measure its intrinsic value by examining related economic, financial and other qualitative and quantitative factors.  Fundamental analysts attempt to study everything that can affect the security's value, including macroeconomic factors (like the overall economy and industry conditions) and individually specific factors (like the financial condition and management of companies). The adviser uses information from various sources to evaluate the fundamental position of the market, sectors, mutual funds, and stocks.  Such analysis is essential in making decisions to buy particular positions, as it can reveal weaknesses or flaws in investment positions that might appear positive in technical analyses or quantitative studies.

·

Quantitative Studies:  The adviser uses mathematic analytics and modeling of portfolios.  Such studies are useful in removing the emotion from the decision-making process, in furthering understanding of portfolio trends, and in developing decisive information for buying and selling positions.  The mathematical and statistical calculations involved in such studies include analysis of Beta, standard deviation, Sharpe ratios, among others.

Principal Risks:

 As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Although the Fund will seek to meet its investment objective, there is no assurance that it will do so.

·

Company Risk:  The value of an individual company can be more volatile than the market as a whole and can perform worse than the market as a whole.  The value of a company can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

ETF Risk:  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund and, therefore, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.

·

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the adviser's investment model and the adviser's assessment of the attractiveness and potential appreciation of particular investments.  There is no guarantee that the adviser's investment strategy will produce the desired results.

·

Market Risk:  The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time, and tend to be more volatile than other investment choices.

·

Portfolio Turnover Risk:  Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

·

Smaller Capitalization Securities Risk:  Smaller capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, smaller capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group.

Performance:

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund's Institutional Class shares for each full calendar year since the Fund's inception.  The performance table compares the performance of the Fund's Institutional Class and Investor Class shares over time to the performance of a broad-based securities market index.  You should be aware that each Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

Performance Bar Chart For Institutional Class Shares For Calendar Years Ended December 31

Best Quarter:	3rd Quarter 2009	14.69%
Worst Quarter:	4th Quarter 2008	(20.75)%
The total return for Institutional Class shares from January 1, 2012 to June 30, 2012 was 6.88%.
Performance Table
Average Annual Total Returns (For periods ended December 31, 2011)
Average Annual Returns Pacific Financial Explorer Fund	1 Year	Life of Fund	Inception Date
Pacific Financial Explorer Fund Class Institutional	(8.90%)	(6.12%)	Jul 2, 2007
Pacific Financial Explorer Fund Class Institutional After Taxes on Distributions	(8.90%)	(6.35%)
Pacific Financial Explorer Fund Class Institutional After Taxes on Distributions and Sale of Fund Shares	(5.78%)	(5.22%)
Pacific Financial Explorer Fund Class Investor	(6.22%)	4.04%	Jul 2, 2007
S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	2.11%	(1.99%)

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After tax returns for Investor Class shares, which are not shown, will vary from those of Institutional Class shares. The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pacific Financial Explorer Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund;
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 790 ~~% of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	790.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by implementing the strategies detailed below.  Individual securities are purchased and sold based on said strategies using the Adviser's proprietary "Rational Analysis" process, which is described below under the heading "Investment Process."  The term "exchange traded fund" is abbreviated as "ETF" throughout this prospectus.  An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index.

The Explorer Fund invests primarily in other investment companies (including ETFs) that invest primarily in companies outside of the Dow Jones Industrial Average ("DJIA") index of 30 industrial stocks.   The Explorer Fund seeks to identify investments in sectors, capitalizations, industries, or styles that are outperforming the DJIA and that have high expected returns.

In selecting the Explorer Fund's positions, the adviser will use its proprietary "Rational Analysis" processes, as described below, with DJIA-type funds eliminated.  The adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objective.  The particular allocation of positions will be dictated by movement of the U.S. domestic market.

The adviser utilizes a proprietary investment research process called "Rational Analysis" to select securities for each Fund's portfolio.  The adviser uses Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting the positions.  Rather than using one of the above methods exclusively, the adviser integrates the optimal elements of each method into a "Rational" decision-making model.

·

Technical Analysis is a method of evaluating securities by analyzing statistics generated by market activity, such as past prices and volume.  Technical analysts do not attempt to measure a security's intrinsic value, but instead use charts and other tools to identify patterns that can suggest future activity.  Such analysis enables the adviser to identify relational situations and opportunities that are key considerations in buying and, even more importantly, in selling positions.

·

Fundamental Analysis is a method of evaluating a security by attempting to measure its intrinsic value by examining related economic, financial and other qualitative and quantitative factors.  Fundamental analysts attempt to study everything that can affect the security's value, including macroeconomic factors (like the overall economy and industry conditions) and individually specific factors (like the financial condition and management of companies). The adviser uses information from various sources to evaluate the fundamental position of the market, sectors, mutual funds, and stocks.  Such analysis is essential in making decisions to buy particular positions, as it can reveal weaknesses or flaws in investment positions that might appear positive in technical analyses or quantitative studies.

·

Quantitative Studies:  The adviser uses mathematic analytics and modeling of portfolios.  Such studies are useful in removing the emotion from the decision-making process, in furthering understanding of portfolio trends, and in developing decisive information for buying and selling positions.  The mathematical and statistical calculations involved in such studies include analysis of Beta, standard deviation, Sharpe ratios, among others.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

 As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Although the Fund will seek to meet its investment objective, there is no assurance that it will do so.

·

Company Risk:  The value of an individual company can be more volatile than the market as a whole and can perform worse than the market as a whole.  The value of a company can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

ETF Risk:  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund and, therefore, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.

·

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the adviser's investment model and the adviser's assessment of the attractiveness and potential appreciation of particular investments.  There is no guarantee that the adviser's investment strategy will produce the desired results.

·

Market Risk:  The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time, and tend to be more volatile than other investment choices.

·

Portfolio Turnover Risk:  Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

·

Smaller Capitalization Securities Risk:  Smaller capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, smaller capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund's Institutional Class shares for each full calendar year since the Fund's inception.  The performance table compares the performance of the Fund's Institutional Class and Investor Class shares over time to the performance of a broad-based securities market index.  You should be aware that each Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that each Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Institutional Class Shares For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	3rd Quarter 2009	14.69%
Worst Quarter:	4th Quarter 2008	(20.75)%
		The total return for Institutional Class shares from January 1, 2012 to June 30, 2012 was 6.88%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for Institutional Class shares from January 1, 2012 to June 30, 2012 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.75%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for Investor Class shares, which are not shown, will vary from those of Institutional Class shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After tax returns for Investor Class shares, which are not shown, will vary from those of Institutional Class shares. The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2011)
S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Life of Fund	rr_AverageAnnualReturnSinceInception	(1.99%)
Pacific Financial Explorer Fund Class Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	211
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	652
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,119
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,410
Annual Return 2008	rr_AnnualReturn2008	(37.13%)
Annual Return 2009	rr_AnnualReturn2009	19.47%
Annual Return 2010	rr_AnnualReturn2010	9.78%
Annual Return 2011	rr_AnnualReturn2011	(8.90%)
1 Year	rr_AverageAnnualReturnYear01	(8.90%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(6.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 2, 2007
Pacific Financial Explorer Fund Class Institutional | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.90%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(6.35%)
Pacific Financial Explorer Fund Class Institutional | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.78%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(5.22%)
Pacific Financial Explorer Fund Class Investor
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	286
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	877
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,494
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,157
1 Year	rr_AverageAnnualReturnYear01	(6.22%)
Life of Fund	rr_AverageAnnualReturnSinceInception	4.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 2, 2007

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.

Pacific Financial International Fund
Pacific Financial International Fund
Investment Objective:
The investment objective of the Fund is to seek long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Pacific Financial International Fund	Pacific Financial International Fund Class Institutional	Pacific Financial International Fund Class Investor
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption Fee (as a percentage of amount redeemed	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Pacific Financial International Fund		Pacific Financial International Fund Class Institutional	Pacific Financial International Fund Class Investor
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.66%	0.69%
Acquired Fund Fees and Expenses	[1]	0.70%	0.70%
Total Annual Fund Operating Expenses		2.61%	3.39%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Pacific Financial International Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Pacific Financial International Fund Class Institutional	264	811	1,385	2,944
Pacific Financial International Fund Class Investor	342	1,042	1,765	3,676

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 570 ~~% of the average value of its portfolio.~~

Principal Investment Strategies:

The Fund pursues its investment objective by implementing the strategies detailed below.  Individual securities are purchased and sold based on said strategies using the Adviser's proprietary "Rational Analysis" process, which is described below under the heading "Investment Process."  The term "exchange traded fund" is abbreviated as "ETF" throughout this prospectus.  An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index.

The International Fund invests primarily in other investment companies (including ETFs) that invest primarily in foreign companies, including regional and/or country-specific funds in various parts of the world.

In selecting the International Fund's positions, the adviser will use its proprietary "Rational Analysis" processes, as described below, supplemented by quantitative risk/return criteria and strength characteristics relative to the MSCI EAFE Index to screen the universe of possible investments.  Economic forecasts will play a role in identifying regional investment opportunities for the International Fund. The adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objective.  The particular allocation of positions may change frequently due to the high volatility of international investments.

The adviser utilizes a proprietary investment research process called "Rational Analysis" to select securities for each Fund's portfolio.  The adviser uses Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting the positions.  Rather than using one of the above methods exclusively, the adviser integrates the optimal elements of each method into a "Rational" decision-making model.

·

Technical Analysis is a method of evaluating securities by analyzing statistics generated by market activity, such as past prices and volume.  Technical analysts do not attempt to measure a security's intrinsic value, but instead use charts and other tools to identify patterns that can suggest future activity.  Such analysis enables the adviser to identify relational situations and opportunities that are key considerations in buying and, even more importantly, in selling positions.

·

Fundamental Analysis is a method of evaluating a security by attempting to measure its intrinsic value by examining related economic, financial and other qualitative and quantitative factors.  Fundamental analysts attempt to study everything that can affect the security's value, including macroeconomic factors (like the overall economy and industry conditions) and individually specific factors (like the financial condition and management of companies). The adviser uses information from various sources to evaluate the fundamental position of the market, sectors, mutual funds, and stocks.  Such analysis is essential in making decisions to buy particular positions, as it can reveal weaknesses or flaws in investment positions that might appear positive in technical analyses or quantitative studies.

·

Quantitative Studies:  The adviser uses mathematic analytics and modeling of portfolios.  Such studies are useful in removing the emotion from the decision-making process, in furthering understanding of portfolio trends, and in developing decisive information for buying and selling positions.  The mathematical and statistical calculations involved in such studies include analysis of Beta, standard deviation, Sharpe ratios, among others.

Principal Risks:

 As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Although the Fund will seek to meet its investment objective, there is no assurance that it will do so.

·

Company Risk:  The value of an individual company can be more volatile than the market as a whole and can perform worse than the market as a whole.  The value of a company can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

·

ETF Risk:  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund and, therefore, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.

·

Foreign Risk:  The Fund's performance may depend on issues other than the performance of a particular company or U.S. market sector.  The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax) changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

·

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the adviser's investment model and the adviser's assessment of the attractiveness and potential appreciation of particular investments.  There is no guarantee that the adviser's investment strategy will produce the desired results.

·

Market Risk:  The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time, and tend to be more volatile than other investment choices.

·

Portfolio Turnover Risk:  Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

·

Smaller Capitalization Securities Risk:  Smaller capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, smaller capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group.

Performance:

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund's Institutional Class shares for each full calendar year since the Fund's inception.  The performance table compares the performance of the Fund's Institutional Class and Investor Class shares over time to the performance of a broad-based securities market index.  You should be aware that each Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

Performance Bar Chart For Institutional Class Shares For Calendar Years Ended December 31

Best Quarter:	3rd Quarter 2010	20.51%
Worst Quarter:	3rd Quarter 2008	(25.90)%
The total return for Institutional Class shares from January 1, 2012 to June 30, 2012 was (4.39)%.
Performance Table
Average Annual Total Returns (For periods ended December 31, 2011)
Average Annual Returns Pacific Financial International Fund	1 Year	Life of Fund	Inception Date
Pacific Financial International Fund Class Institutional	(29.97%)	(14.71%)	Jul 2, 2007
Pacific Financial International Fund Class Institutional After Taxes on Distributions	(30.00%)	(15.14%)
Pacific Financial International Fund Class Institutional After Taxes on Distributions and Sale of Fund Shares	(19.48%)	(11.99%)
Pacific Financial International Fund Class Investor	(30.39%)	(5.50%)	Jul 2, 2007
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	(12.14%)	(7.51%)

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Investor Class shares, which are not shown, will vary from those of Institutional Class shares. The MSCI EAFE Index is a market-weighted index composed of companies representative of the market structure of 20 developed market countries in Europe, Australasia and the Far East.  Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pacific Financial International Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 570 ~~% of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	570.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by implementing the strategies detailed below.  Individual securities are purchased and sold based on said strategies using the Adviser's proprietary "Rational Analysis" process, which is described below under the heading "Investment Process."  The term "exchange traded fund" is abbreviated as "ETF" throughout this prospectus.  An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index.

The International Fund invests primarily in other investment companies (including ETFs) that invest primarily in foreign companies, including regional and/or country-specific funds in various parts of the world.

In selecting the International Fund's positions, the adviser will use its proprietary "Rational Analysis" processes, as described below, supplemented by quantitative risk/return criteria and strength characteristics relative to the MSCI EAFE Index to screen the universe of possible investments.  Economic forecasts will play a role in identifying regional investment opportunities for the International Fund. The adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objective.  The particular allocation of positions may change frequently due to the high volatility of international investments.

The adviser utilizes a proprietary investment research process called "Rational Analysis" to select securities for each Fund's portfolio.  The adviser uses Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting the positions.  Rather than using one of the above methods exclusively, the adviser integrates the optimal elements of each method into a "Rational" decision-making model.

·

Technical Analysis is a method of evaluating securities by analyzing statistics generated by market activity, such as past prices and volume.  Technical analysts do not attempt to measure a security's intrinsic value, but instead use charts and other tools to identify patterns that can suggest future activity.  Such analysis enables the adviser to identify relational situations and opportunities that are key considerations in buying and, even more importantly, in selling positions.

·

Fundamental Analysis is a method of evaluating a security by attempting to measure its intrinsic value by examining related economic, financial and other qualitative and quantitative factors.  Fundamental analysts attempt to study everything that can affect the security's value, including macroeconomic factors (like the overall economy and industry conditions) and individually specific factors (like the financial condition and management of companies). The adviser uses information from various sources to evaluate the fundamental position of the market, sectors, mutual funds, and stocks.  Such analysis is essential in making decisions to buy particular positions, as it can reveal weaknesses or flaws in investment positions that might appear positive in technical analyses or quantitative studies.

·

Quantitative Studies:  The adviser uses mathematic analytics and modeling of portfolios.  Such studies are useful in removing the emotion from the decision-making process, in furthering understanding of portfolio trends, and in developing decisive information for buying and selling positions.  The mathematical and statistical calculations involved in such studies include analysis of Beta, standard deviation, Sharpe ratios, among others.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

 As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Although the Fund will seek to meet its investment objective, there is no assurance that it will do so.

·

Company Risk:  The value of an individual company can be more volatile than the market as a whole and can perform worse than the market as a whole.  The value of a company can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

·

ETF Risk:  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund and, therefore, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.

·

Foreign Risk:  The Fund's performance may depend on issues other than the performance of a particular company or U.S. market sector.  The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax) changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

·

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the adviser's investment model and the adviser's assessment of the attractiveness and potential appreciation of particular investments.  There is no guarantee that the adviser's investment strategy will produce the desired results.

·

Market Risk:  The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time, and tend to be more volatile than other investment choices.

·

Portfolio Turnover Risk:  Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

·

Smaller Capitalization Securities Risk:  Smaller capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, smaller capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund's Institutional Class shares for each full calendar year since the Fund's inception.  The performance table compares the performance of the Fund's Institutional Class and Investor Class shares over time to the performance of a broad-based securities market index.  You should be aware that each Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that each Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Institutional Class Shares For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	3rd Quarter 2010	20.51%
Worst Quarter:	3rd Quarter 2008	(25.90)%
		The total return for Institutional Class shares from January 1, 2012 to June 30, 2012 was (4.39)%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for Institutional Class shares from January 1, 2012 to June 30, 2012 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.39%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.90%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for Investor Class shares, which are not shown, will vary from those of Institutional Class shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Investor Class shares, which are not shown, will vary from those of Institutional Class shares. The MSCI EAFE Index is a market-weighted index composed of companies representative of the market structure of 20 developed market countries in Europe, Australasia and the Far East.  Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2011)
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(7.51%)
Pacific Financial International Fund Class Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	264
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	811
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,385
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,944
Annual Return 2008	rr_AnnualReturn2008	(46.69%)
Annual Return 2009	rr_AnnualReturn2009	4.58%
Annual Return 2010	rr_AnnualReturn2010	18.14%
Annual Return 2011	rr_AnnualReturn2011	(29.97%)
1 Year	rr_AverageAnnualReturnYear01	(29.97%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(14.71%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 2, 2007
Pacific Financial International Fund Class Institutional | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(30.00%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(15.14%)
Pacific Financial International Fund Class Institutional | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.48%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(11.99%)
Pacific Financial International Fund Class Investor
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	342
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,042
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,765
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,676
1 Year	rr_AverageAnnualReturnYear01	(30.39%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(5.50%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 2, 2007

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.

Pacific Financial Strategic Conservative Fund
Pacific Financial Strategic Conservative Fund
Investment Objective:
The investment objective of the Fund is to seek preservation of capital and current income.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Pacific Financial Strategic Conservative Fund	Pacific Financial Strategic Conservative Fund Class Institutional	Pacific Financial Strategic Conservative Fund Class Investor
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption Fee (as a percentage of amount redeemed	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Pacific Financial Strategic Conservative Fund		Pacific Financial Strategic Conservative Fund Class Institutional	Pacific Financial Strategic Conservative Fund Class Investor
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.40%	0.41%
Acquired Fund Fees and Expenses	[1]	0.44%	0.44%
Total Annual Fund Operating Expenses		2.09%	2.85%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Pacific Financial Strategic Conservative Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Pacific Financial Strategic Conservative Fund Class Institutional	212	655	1,124	2,421
Pacific Financial Strategic Conservative Fund Class Investor	288	883	1,504	3,176

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 218% ~~of the average value of its portfolio.~~

Principal Investment Strategies:

The Fund pursues its investment objective by implementing the strategies detailed below.  Individual securities are purchased and sold based on said strategies using the Adviser's proprietary "Rational Analysis" process, which is described below under the heading "Investment Process."  The term "exchange traded fund" is abbreviated as "ETF" throughout this prospectus.  An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index.

The Strategic Conservative Fund invests primarily in other investment companies (including ETFs) that invest primarily in fixed income and income producing securities such as government bonds, corporate bonds, municipal bonds, and dividend-paying equity securities.  The Strategic Conservative Fund may also invest directly in such fixed income and income producing securities. Equity investments normally will comprise a relatively small percentage of the Fund's portfolio.

The Strategic Conservative Fund primarily invests (directly or indirectly through other investment companies) in fixed-income securities that are investment grade (rated "BBB-" or better by S&P).  However, the Fund may invest in fixed-income securities of any credit quality.  The average maturity of the fixed-income component of the Strategic Conservative Fund's portfolio will reflect the averages of the various underlying investment companies held by the Fund.  The Strategic Conservative Fund will invest without regard to any particular maturity range; however, it is anticipated that the weighted average maturity of the underlying securities in the Fund's portfolio will range from zero to fifteen years.

In selecting the Strategic Conservative Fund's positions, the adviser will identify securities that exhibit low volatility, consistent performance, and positive total returns.  The adviser then uses its proprietary "Rational Analysis" process, as described below.  The adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objective.

·

Technical Analysis is a method of evaluating securities by analyzing statistics generated by market activity, such as past prices and volume.  Technical analysts do not attempt to measure a security's intrinsic value, but instead use charts and other tools to identify patterns that can suggest future activity.  Such analysis enables the adviser to identify relational situations and opportunities that are key considerations in buying and, even more importantly, in selling positions.

·

Fundamental Analysis is a method of evaluating a security by attempting to measure its intrinsic value by examining related economic, financial and other qualitative and quantitative factors.  Fundamental analysts attempt to study everything that can affect the security's value, including macroeconomic factors (like the overall economy and industry conditions) and individually specific factors (like the financial condition and management of companies). The adviser uses information from various sources to evaluate the fundamental position of the market, sectors, mutual funds, and stocks.  Such analysis is essential in making decisions to buy particular positions, as it can reveal weaknesses or flaws in investment positions that might appear positive in technical analyses or quantitative studies.

·

Quantitative Studies:  The adviser uses mathematic analytics and modeling of portfolios.  Such studies are useful in removing the emotion from the decision-making process, in furthering understanding of portfolio trends, and in developing decisive information for buying and selling positions.  The mathematical and statistical calculations involved in such studies include analysis of Beta, standard deviation, Sharpe ratios, among others.

Principal Risks:

 As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Although the Fund will seek to meet its investment objective, there is no assurance that it will do so.

·

Company Risk:  The value of an individual company can be more volatile than the market as a whole and can perform worse than the market as a whole.  The value of a company can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

ETF Risk:  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund and, therefore, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.

·

Fixed Income Risk:   Typically, a rise in interest rates causes a decline in the value of the bond owned by the Fund.  Other risk factors include credit risk, maturity risk, market risk, extension risk, illiquid security risks, foreign securities risk, and prepayment risk.  In addition, bond ETFs and mutual funds, may invest in what are sometimes referred to as "junk bonds." Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

·

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the adviser's investment model and the adviser's assessment of the attractiveness and potential appreciation of particular investments.  There is no guarantee that the adviser's investment strategy will produce the desired results.

·

Market Risk:  The price of fixed income securities may rise or fall because of economic or political changes.  Security prices in general may decline over short or even extended periods of time, and may be affected by economic trends, such as changes in interest rates.

·

Portfolio Turnover Risk:  Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

·

Smaller Capitalization Securities Risk:  Smaller capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, smaller capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group.

Performance:

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund's Institutional Class shares for each full calendar year since the Fund's inception.  The performance table compares the performance of the Fund's Institutional Class and Investor Class shares over time to the performance of a broad-based securities market index.  You should be aware that each Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

Performance Bar Chart For Institutional Class Shares For Calendar Years Ended December 31

Best Quarter:	3rd Quarter 2009	3.44%
Worst Quarter:	2nd Quarter 2008	(2.00)%
The total return for Institutional Class shares from January 1, 2012 to June 30, 2012 was 2.65%.
Performance Table
Average Annual Total Returns (For periods ended December 31, 2011)
Average Annual Returns Pacific Financial Strategic Conservative Fund	1 Year	Life of Fund	Inception Date
Pacific Financial Strategic Conservative Fund Class Institutional	4.25%	2.34%	Jul 2, 2007
Pacific Financial Strategic Conservative Fund Class Institutional After Taxes on Distributions	3.16%	1.10%
Pacific Financial Strategic Conservative Fund Class Institutional After Taxes on Distributions and Sale of Fund Shares	2.75%	1.27%
Pacific Financial Strategic Conservative Fund Class Investor	2.25%	2.21%	Jul 2, 2007
Barclays Intermediate Government Credit Index (reflects no deduction for fees, expenses, or taxes)	6.08%	6.15%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Investor Class shares, which are not shown, will vary from those of Institutional Class shares. The Barclays Intermediate Government Credit Index is an unmanaged index that tracks the performance of intermediate US government securities.  Index returns assume reinvestment of dividends and interest. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pacific Financial Strategic Conservative Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek preservation of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 218% ~~of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	218.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by implementing the strategies detailed below.  Individual securities are purchased and sold based on said strategies using the Adviser's proprietary "Rational Analysis" process, which is described below under the heading "Investment Process."  The term "exchange traded fund" is abbreviated as "ETF" throughout this prospectus.  An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index.

The Strategic Conservative Fund invests primarily in other investment companies (including ETFs) that invest primarily in fixed income and income producing securities such as government bonds, corporate bonds, municipal bonds, and dividend-paying equity securities.  The Strategic Conservative Fund may also invest directly in such fixed income and income producing securities. Equity investments normally will comprise a relatively small percentage of the Fund's portfolio.

The Strategic Conservative Fund primarily invests (directly or indirectly through other investment companies) in fixed-income securities that are investment grade (rated "BBB-" or better by S&P).  However, the Fund may invest in fixed-income securities of any credit quality.  The average maturity of the fixed-income component of the Strategic Conservative Fund's portfolio will reflect the averages of the various underlying investment companies held by the Fund.  The Strategic Conservative Fund will invest without regard to any particular maturity range; however, it is anticipated that the weighted average maturity of the underlying securities in the Fund's portfolio will range from zero to fifteen years.

In selecting the Strategic Conservative Fund's positions, the adviser will identify securities that exhibit low volatility, consistent performance, and positive total returns.  The adviser then uses its proprietary "Rational Analysis" process, as described below.  The adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objective.

·

Technical Analysis is a method of evaluating securities by analyzing statistics generated by market activity, such as past prices and volume.  Technical analysts do not attempt to measure a security's intrinsic value, but instead use charts and other tools to identify patterns that can suggest future activity.  Such analysis enables the adviser to identify relational situations and opportunities that are key considerations in buying and, even more importantly, in selling positions.

·

Fundamental Analysis is a method of evaluating a security by attempting to measure its intrinsic value by examining related economic, financial and other qualitative and quantitative factors.  Fundamental analysts attempt to study everything that can affect the security's value, including macroeconomic factors (like the overall economy and industry conditions) and individually specific factors (like the financial condition and management of companies). The adviser uses information from various sources to evaluate the fundamental position of the market, sectors, mutual funds, and stocks.  Such analysis is essential in making decisions to buy particular positions, as it can reveal weaknesses or flaws in investment positions that might appear positive in technical analyses or quantitative studies.

·

Quantitative Studies:  The adviser uses mathematic analytics and modeling of portfolios.  Such studies are useful in removing the emotion from the decision-making process, in furthering understanding of portfolio trends, and in developing decisive information for buying and selling positions.  The mathematical and statistical calculations involved in such studies include analysis of Beta, standard deviation, Sharpe ratios, among others.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

 As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Although the Fund will seek to meet its investment objective, there is no assurance that it will do so.

·

Company Risk:  The value of an individual company can be more volatile than the market as a whole and can perform worse than the market as a whole.  The value of a company can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

ETF Risk:  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund and, therefore, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.

·

Fixed Income Risk:   Typically, a rise in interest rates causes a decline in the value of the bond owned by the Fund.  Other risk factors include credit risk, maturity risk, market risk, extension risk, illiquid security risks, foreign securities risk, and prepayment risk.  In addition, bond ETFs and mutual funds, may invest in what are sometimes referred to as "junk bonds." Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

·

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the adviser's investment model and the adviser's assessment of the attractiveness and potential appreciation of particular investments.  There is no guarantee that the adviser's investment strategy will produce the desired results.

·

Market Risk:  The price of fixed income securities may rise or fall because of economic or political changes.  Security prices in general may decline over short or even extended periods of time, and may be affected by economic trends, such as changes in interest rates.

·

Portfolio Turnover Risk:  Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

·

Smaller Capitalization Securities Risk:  Smaller capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, smaller capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund's Institutional Class shares for each full calendar year since the Fund's inception.  The performance table compares the performance of the Fund's Institutional Class and Investor Class shares over time to the performance of a broad-based securities market index.  You should be aware that each Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that each Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Institutional Class Shares For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	3rd Quarter 2009	3.44%
Worst Quarter:	2nd Quarter 2008	(2.00)%
		The total return for Institutional Class shares from January 1, 2012 to June 30, 2012 was 2.65%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for Institutional Class shares from January 1, 2012 to June 30, 2012 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.00%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for Investor Class shares, which are not shown, will vary from those of Institutional Class shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Investor Class shares, which are not shown, will vary from those of Institutional Class shares. The Barclays Intermediate Government Credit Index is an unmanaged index that tracks the performance of intermediate US government securities.  Index returns assume reinvestment of dividends and interest. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2011)
Barclays Intermediate Government Credit Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.08%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.15%
Pacific Financial Strategic Conservative Fund Class Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	212
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	655
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,124
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,421
Annual Return 2008	rr_AnnualReturn2008	(1.38%)
Annual Return 2009	rr_AnnualReturn2009	0.11%
Annual Return 2010	rr_AnnualReturn2010	6.96%
Annual Return 2011	rr_AnnualReturn2011	4.25%
1 Year	rr_AverageAnnualReturnYear01	4.25%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 2, 2007
Pacific Financial Strategic Conservative Fund Class Institutional | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.16%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.10%
Pacific Financial Strategic Conservative Fund Class Institutional | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.75%
Life of Fund	rr_AverageAnnualReturnSinceInception	1.27%
Pacific Financial Strategic Conservative Fund Class Investor
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	288
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	883
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,176
1 Year	rr_AverageAnnualReturnYear01	2.25%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 2, 2007

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.

Pacific Financial Tactical Fund
Pacific Financial Tactical Fund
Investment Objective:
The investment objective of the Fund is to seek long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Pacific Financial Tactical Fund	Pacific Financial Tactical Fund Class Institutional	Pacific Financial Tactical Fund Class Investor
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption Fee (as a percentage of amount redeemed	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Pacific Financial Tactical Fund		Pacific Financial Tactical Fund Class Institutional	Pacific Financial Tactical Fund Class Investor
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.45%	0.46%
Acquired Fund Fees and Expenses	[1]	0.54%	0.54%
Total Annual Fund Operating Expenses		2.24%	3.00%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Pacific Financial Tactical Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Pacific Financial Tactical Fund Class Institutional	227	700	1,200	2,575
Pacific Financial Tactical Fund Class Investor	303	927	1,577	3,318

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 263% ~~of the average value of its portfolio.~~

Principal Investment Strategies:

The Fund pursues its investment objective by implementing the strategies detailed below.  Individual securities are purchased and sold based on said strategies using the Adviser's proprietary "Rational Analysis" process, which is described below under the heading "Investment Process."  The term "exchange traded fund" is abbreviated as "ETF" throughout this prospectus.  An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index.

The Tactical Fund invests primarily in other investment companies (including ETFs).  The Tactical Fund may invest in the international, domestic equity, and fixed income markets, with limited (typically less than 15%) exposure to emerging markets.

"Tactical" investing involves modifying the allocation of a fund's investments according to the valuation of the markets in which the fund invests. For example, the adviser may reduce the Tactical Fund's investments in stocks when the adviser believes that other securities, such as bonds, are poised to outperform stocks. Unlike stock picking, in which an investor predicts which individual stocks will perform well, tactical investing involves judgments of the future return of complete markets or sectors.

In selecting the Tactical Fund's positions, the adviser will identify securities that exhibit low volatility, consistent performance, and positive total returns.  The adviser attempts to deliver positive returns regardless of market conditions by managing the Tactical Fund's assets in a conservative manner.  For example, the adviser may sell a position if it believes that the position will decline in value, even if the position's long-term prospects are positive.  The adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objective.  The Tactical Fund is expected to have high turnover.

·

Technical Analysis is a method of evaluating securities by analyzing statistics generated by market activity, such as past prices and volume.  Technical analysts do not attempt to measure a security's intrinsic value, but instead use charts and other tools to identify patterns that can suggest future activity.  Such analysis enables the adviser to identify relational situations and opportunities that are key considerations in buying and, even more importantly, in selling positions.

·

Fundamental Analysis is a method of evaluating a security by attempting to measure its intrinsic value by examining related economic, financial and other qualitative and quantitative factors.  Fundamental analysts attempt to study everything that can affect the security's value, including macroeconomic factors (like the overall economy and industry conditions) and individually specific factors (like the financial condition and management of companies). The adviser uses information from various sources to evaluate the fundamental position of the market, sectors, mutual funds, and stocks.  Such analysis is essential in making decisions to buy particular positions, as it can reveal weaknesses or flaws in investment positions that might appear positive in technical analyses or quantitative studies.

·

Quantitative Studies:  The adviser uses mathematic analytics and modeling of portfolios.  Such studies are useful in removing the emotion from the decision-making process, in furthering understanding of portfolio trends, and in developing decisive information for buying and selling positions.  The mathematical and statistical calculations involved in such studies include analysis of Beta, standard deviation, Sharpe ratios, among others.

Principal Risks:

 As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Although the Fund will seek to meet its investment objectives, there is no assurance that it will do so.

·

Company Risk:  The value of an individual company can be more volatile than the market as a whole and can perform worse than the market as a whole.  The value of a company can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

·

ETF Risk:  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund and, therefore, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.

·

Fixed Income Risk:   Typically, a rise in interest rates causes a decline in the value of the bond owned by the Fund.  Other risk factors include credit risk, maturity risk, market risk, extension risk, illiquid security risks, foreign securities risk, and prepayment risk.  In addition, bond ETFs and mutual funds, may invest in what are sometimes referred to as "junk bonds." Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

·

Foreign Risk:  The Fund's performance may depend on issues other than the performance of a particular company or U.S. market sector.  The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax) changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

·

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the adviser's investment model and the adviser's assessment of the attractiveness and potential appreciation of particular investments.  There is no guarantee that the adviser's investment strategy will produce the desired results.

·

Market Risk:  The price of equity and fixed income securities may rise or fall because of economic or political changes. Security prices in general may decline over short or even extended periods of time, and equity securities tend to be more volatile than other investment choices.  Fixed income security prices may be affected by economic trends, such as changes in interest rates.

·

Portfolio Turnover Risk:  Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

·

Smaller Capitalization Securities Risk:  Smaller capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, smaller capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group.

Performance:

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund's Institutional Class shares for each full calendar year since the Fund's inception.  The performance table compares the performance of the Fund's Institutional Class and Investor Class shares over time to the performance of a broad-based securities market index.  You should be aware that each Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

Performance Bar Chart For Institutional Class Shares For Calendar Years Ended December 31

Best Quarter:	3rd Quarter 2010	3.19%
Worst Quarter:	3rd Quarter 2008	(2.20)%
The total return for Institutional Class shares from January 1, 2012 to June 30, 2012 was 0.85%.
Performance Table
Average Annual Total Returns (For periods ended December 31, 2011)
Average Annual Returns Pacific Financial Tactical Fund	1 Year	Life of Fund	Inception Date
Pacific Financial Tactical Fund Class Institutional	(1.78%)	(0.02%)	Jul 2, 2007
Pacific Financial Tactical Fund Class Institutional After Taxes on Distributions	(2.02%)	(0.43%)
Pacific Financial Tactical Fund Class Institutional After Taxes on Distributions and Sale of Fund Shares	(1.16%)	(0.25%)
Pacific Financial Tactical Fund Class Investor	(2.51%)	1.08%	Jul 2, 2007
90 Day Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.05%	0.98%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Investor Class shares, which are not shown, will vary from those of Institutional Class shares The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  Index returns assume reinvestment of dividends and interest. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pacific Financial Tactical Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 263% ~~of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	263.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by implementing the strategies detailed below.  Individual securities are purchased and sold based on said strategies using the Adviser's proprietary "Rational Analysis" process, which is described below under the heading "Investment Process."  The term "exchange traded fund" is abbreviated as "ETF" throughout this prospectus.  An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index.

The Tactical Fund invests primarily in other investment companies (including ETFs).  The Tactical Fund may invest in the international, domestic equity, and fixed income markets, with limited (typically less than 15%) exposure to emerging markets.

"Tactical" investing involves modifying the allocation of a fund's investments according to the valuation of the markets in which the fund invests. For example, the adviser may reduce the Tactical Fund's investments in stocks when the adviser believes that other securities, such as bonds, are poised to outperform stocks. Unlike stock picking, in which an investor predicts which individual stocks will perform well, tactical investing involves judgments of the future return of complete markets or sectors.

In selecting the Tactical Fund's positions, the adviser will identify securities that exhibit low volatility, consistent performance, and positive total returns.  The adviser attempts to deliver positive returns regardless of market conditions by managing the Tactical Fund's assets in a conservative manner.  For example, the adviser may sell a position if it believes that the position will decline in value, even if the position's long-term prospects are positive.  The adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objective.  The Tactical Fund is expected to have high turnover.

·

Technical Analysis is a method of evaluating securities by analyzing statistics generated by market activity, such as past prices and volume.  Technical analysts do not attempt to measure a security's intrinsic value, but instead use charts and other tools to identify patterns that can suggest future activity.  Such analysis enables the adviser to identify relational situations and opportunities that are key considerations in buying and, even more importantly, in selling positions.

·

Fundamental Analysis is a method of evaluating a security by attempting to measure its intrinsic value by examining related economic, financial and other qualitative and quantitative factors.  Fundamental analysts attempt to study everything that can affect the security's value, including macroeconomic factors (like the overall economy and industry conditions) and individually specific factors (like the financial condition and management of companies). The adviser uses information from various sources to evaluate the fundamental position of the market, sectors, mutual funds, and stocks.  Such analysis is essential in making decisions to buy particular positions, as it can reveal weaknesses or flaws in investment positions that might appear positive in technical analyses or quantitative studies.

·

Quantitative Studies:  The adviser uses mathematic analytics and modeling of portfolios.  Such studies are useful in removing the emotion from the decision-making process, in furthering understanding of portfolio trends, and in developing decisive information for buying and selling positions.  The mathematical and statistical calculations involved in such studies include analysis of Beta, standard deviation, Sharpe ratios, among others.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

 As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Although the Fund will seek to meet its investment objectives, there is no assurance that it will do so.

·

Company Risk:  The value of an individual company can be more volatile than the market as a whole and can perform worse than the market as a whole.  The value of a company can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

·

ETF Risk:  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund and, therefore, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.

·

Fixed Income Risk:   Typically, a rise in interest rates causes a decline in the value of the bond owned by the Fund.  Other risk factors include credit risk, maturity risk, market risk, extension risk, illiquid security risks, foreign securities risk, and prepayment risk.  In addition, bond ETFs and mutual funds, may invest in what are sometimes referred to as "junk bonds." Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

·

Foreign Risk:  The Fund's performance may depend on issues other than the performance of a particular company or U.S. market sector.  The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax) changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

·

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the adviser's investment model and the adviser's assessment of the attractiveness and potential appreciation of particular investments.  There is no guarantee that the adviser's investment strategy will produce the desired results.

·

Market Risk:  The price of equity and fixed income securities may rise or fall because of economic or political changes. Security prices in general may decline over short or even extended periods of time, and equity securities tend to be more volatile than other investment choices.  Fixed income security prices may be affected by economic trends, such as changes in interest rates.

·

Portfolio Turnover Risk:  Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

·

Smaller Capitalization Securities Risk:  Smaller capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, smaller capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund's Institutional Class shares for each full calendar year since the Fund's inception.  The performance table compares the performance of the Fund's Institutional Class and Investor Class shares over time to the performance of a broad-based securities market index.  You should be aware that each Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that each Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Institutional Class Shares For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	3rd Quarter 2010	3.19%
Worst Quarter:	3rd Quarter 2008	(2.20)%
		The total return for Institutional Class shares from January 1, 2012 to June 30, 2012 was 0.85%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for Institutional Class shares from January 1, 2012 to June 30, 2012 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.20%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for Investor Class shares, which are not shown, will vary from those of Institutional Class shares The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Investor Class shares, which are not shown, will vary from those of Institutional Class shares The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.  Index returns assume reinvestment of dividends and interest. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2011)
90 Day Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.05%
Life of Fund	rr_AverageAnnualReturnSinceInception	0.98%
Pacific Financial Tactical Fund Class Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	227
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	700
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,200
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,575
Annual Return 2008	rr_AnnualReturn2008	(1.78%)
Annual Return 2009	rr_AnnualReturn2009	3.52%
Annual Return 2010	rr_AnnualReturn2010	2.47%
Annual Return 2011	rr_AnnualReturn2011	(1.78%)
1 Year	rr_AverageAnnualReturnYear01	(1.78%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.02%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 2, 2007
Pacific Financial Tactical Fund Class Institutional | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.43%)
Pacific Financial Tactical Fund Class Institutional | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.16%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.25%)
Pacific Financial Tactical Fund Class Investor
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	927
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,577
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,318
1 Year	rr_AverageAnnualReturnYear01	(2.51%)
Life of Fund	rr_AverageAnnualReturnSinceInception	1.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 2, 2007

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.

PTA Comprehensive Alternatives Fund
PTA Comprehensive Alternatives Fund
Investment Objective:

The PTA Comprehensive Alternatives Fund (the "Fund") seeks to achieve long-term capital appreciation with an emphasis on positive (absolute) returns and low correlation to traditional financial market indices.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page ~~29 of the Fund's Prospectus.~~

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PTA Comprehensive Alternatives Fund	PTA Comprehensive Alternatives Fund Class I Shares	PTA Comprehensive Alternatives Fund Class A Shares	PTA Comprehensive Alternatives Fund Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed on shares held less than 90 days)	1.50%	1.50%	1.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses PTA Comprehensive Alternatives Fund		PTA Comprehensive Alternatives Fund Class I Shares	PTA Comprehensive Alternatives Fund Class A Shares	PTA Comprehensive Alternatives Fund Class C Shares
Management Fees		1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		none	0.25%	1.00%
Other Expenses		3.97%	3.58%	4.39%
Short Sale Expenses (Dividends and Interest)		1.17%	1.17%	1.17%
Remainder of Other Expenses		2.80%	2.41%	3.22%
Acquired Fund Fees and Expenses	[1]	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses		6.49%	6.35%	7.91%
Fee Waiver	[2]	(4.41%)	(4.02%)	(4.83%)
Total Annual Fund Operating Expenses After Fee Waiver		2.08%	2.33%	3.08%
[1]	Acquired fund fees and expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. The acquired fund fees and expenses estimate does not include the cost of investing in underlying pools, like commodity pools, that are not investment companies. The Fund estimates that underlying pool expenses, if presented, would be 0.40%. This estimate does not include performance-based fees, which cannot be meaningfully estimated, paid by underlying pools of up to 20% of an underlying pool's profits.
[2]	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2013 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, underlying pool expenses, extraordinary expenses such as litigation or reorganization costs) will not exceed 1.98% for Class I shares, 2.98% for Class C shares and 2.23% for Class A shares. Waived fees and reimbursed expenses are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the waiver or reimbursement) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example PTA Comprehensive Alternatives Fund (USD $)	1 Year	3 Years	5 Years	10 Years
PTA Comprehensive Alternatives Fund Class I Shares	211	1,527	2,804	5,834
PTA Comprehensive Alternatives Fund Class A Shares	898	2,010	3,190	6,003
PTA Comprehensive Alternatives Fund Class C Shares	311	1,877	3,353	6,683

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal period, the Fund's portfolio turnover rate was ~~552 % of the average value of its portfolio.~~

Principal Investment Strategies:

By allocating its assets among a number of strategies, the Fund seeks to achieve its investment objective with lower volatility than if the Fund utilized a single strategy approach.  The adviser believes that allocating among dissimilar investment styles that utilize different trading strategies and securities provides greater diversification against any market or sector related event volatility.  Such a non-correlative approach among styles is expected to mitigate near-term volatility and provide downside protection as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style.

The Fund's investment adviser seeks to achieve the Fund's investment objective by investing long-or-short either directly, or by utilizing sub-adviser(s) primarily in (1) common stocks, (2) fixed-income securities, (3) currencies, (4) commodities, (5) futures, (6) options and (7) credit default swaps using the adviser's alternative investment strategies.  The Fund invests in all securities without restriction as to issuer capitalization, country or currency.  The Fund invests in fixed-income securities of any maturity or credit quality, including those known as "high yield" or "junk" bonds.  High yield (junk) bonds are rated below Baa3 by Moody's Investors Service or equivalently by another nationally recognized statistical rating organization (NRSRO).  Futures, options and credit default swaps are used as hedges or substitutes for securities, currencies or commodities.  The Fund may invest a portion of its assets in private placement offerings which may be illiquid.  Based upon its historical research of relative performance and correlation, the adviser allocates assets among strategies that it believes offer the highest expected return, consistent with maintaining relatively low expected correlation (below 0.75) to financial market returns.  In seeking to fulfill the Fund's investment objective, the adviser may engage in frequent trading of the Fund's portfolio securities.

The adviser believes that each of the following strategies will produce long-term capital appreciation and that most will produce absolute returns.  Additionally, the adviser expects that by constructing a diversified portfolio of investments and strategies that are not highly correlated to each other or the equity or financial markets in general, the Fund can achieve appreciation with an expected low correlation to traditional financial market indices, such as the S&P 500 index or the bond market.  The adviser believes that if the Fund achieves low correlation to traditional financial market indices, the Fund may provide a diversifying benefit to shareholders who also hold traditional financial assets such as stocks and bonds. The adviser may invest the Fund’s assets directly and select and oversee one or more sub-advisers who will manage separate segments of the fund’s portfolio using a wide range of positive (absolute) return and alternative investment strategies as well as strategies focused on enhanced risk-adjusted returns. The principal alternative investment strategies employed by the adviser and/or sub-advisers are as follows:

Long/Short or Hedged Equity Strategies invest long in common stocks believed to be undervalued relative to their peers or the stock market in general or short in common stocks believed to be overvalued relative to their peers or the stock market in general.  The adviser attempts to minimize market risk by combining long and short positions on specific stocks or by using an offsetting equity futures position to hedge a specific stock.

Global Macro Strategies consist of strategies that allocate capital based on multiple technical and fundamental valuation models applied both long and short to equity, fixed income, currency and commodity markets globally.  The objective of the global macro strategy is to remain current with primary market trends.

Market Neutral Strategies attempt to neutralize exposure to general domestic market risk by principally investing in undervalued common stocks and short-selling overvalued stocks.  The adviser may attempt to realize a valuation discrepancy in the relationship between multiple securities and may utilize quantitative factors to measure investment attractiveness and may weigh factors such as quality and momentum.

Managed Futures Strategies may allocate assets of the Fund to a single managed futures portfolio or multiple managed futures portfolios that include investment styles such as (i) trend following, (ii) fundamentals-based investing with a focus on macroeconomic analysis, (iii) strategies that pursues both fundamental and technical trading approaches, and (iv) other specialized approaches to specific or individual market sectors such as equities, interest rates, metals, agricultural and soft commodities.  The managed futures strategy investments may be executed directly as well as by investing in securities of limited partnerships, limited liability companies, offshore corporations and other types of pooled investment vehicles, including commodity pools (collectively, "Underlying Funds").

However, in order to provide the Fund with exposure to certain managed futures strategies that trade non-financial commodity futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Fund may invest up to 25% of its total assets through a wholly-owned and controlled subsidiary (the "Subsidiary").  The Subsidiary will invest the majority of its assets in futures contracts (and other investments intended to serve as margin for futures positions) as well as in Underlying Funds.  However, the Fund may also make managed futures investments outside of the Subsidiary.  The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis with the Fund.

Arbitrage Strategies seek to take advantage of pricing inefficiencies such as convertible arbitrage, merger arbitrage, credit arbitrage, and event driven arbitrage.  Convertible arbitrage, for example, involves purchasing a portfolio of convertible securities and hedging a portion of the equity risk by selling short the underlying common stock.  The average convertible arbitrage portfolio is typically below investment grade (i.e.,"high yield bonds").

International/Emerging Markets Strategies seek to invest in equity securities of undervalued international companies, including American Depositary Receipts ("ADRs"), that provide the Fund with exposure to businesses outside of the U.S. and that are attractively priced.

Event-Driven and Long-Biased Equity Strategies capitalize on underpriced equity securities or on positive market trends.  These strategies focus on relatively few investments that the adviser believes are undervalued and either offer a margin-of-safety or offer high growth opportunities.  These strategies may also focus on special situations, such as mergers, takeovers, tender offers, leverage buyouts, spin-offs, liquidations, and other corporate reorganizations.

Fixed Income, Long/Short Credit and Distressed Debt Strategies invest principally in debt securities of domestic and foreign governments, agencies, and companies of all maturities and qualities, including "high yield bonds," emerging market debt and defaulted debt securities.  The Fund may invest in distressed securities issued by companies ranging from those undergoing restructuring in bankruptcy proceedings to those that are healthy but have short-term cash flow or liquidity problems.  The Fund may also invest in mortgage-backed securities and collateralized mortgage obligations ("MBS") as well as asset-backed securities ("ABS").  The Fund may execute these strategies directly or through exchange-traded funds ("ETFs") that invest primarily in the preceding types of securities.  The adviser will take a short position in interest rate futures to hedge interest rate risk when employing a long/short credit strategy.

Commodity and Currency Strategies combine long and short holdings of commodity and/or currency positions.  These strategies typically invest in listed financial and commodity futures markets and currency markets around the world.  Commodity and currency strategies use various investment processes and both technical and fundamental research to determine how individual commodity contracts are used.

Tactical Trading Strategies are strategies that can change their exposures quickly and significantly and are typically shorter-term in nature.  For example, a tactical strategy could switch from 100% stocks to 100% bonds.  These strategies are usually complimentary to medium and longer-term strategies and are often used to help manage exposure and risk.

The Fund’s adviser or sub-advisers will sell a security or derivative (or cover a short position) when a price threshold that was set by the adviser or sub-advisor is reached, when the fundamentals change, for overall portfolio risk management or to allocate assets to sectors with higher expected returns.

Manager-of-Managers Order

The Fund and the adviser have been granted by the Securities and Exchange Commission, an order that allows the adviser to hire a sub-adviser or sub-advisers without shareholder approval (the "Order").   T he adviser will manage the Fund using a "manager-of-managers" approach and will allocate Fund assets to a carefully selected sub-adviser or group of sub-advisory firms.   As described above, The adviser will select and oversee one or more sub-advisers who will manage separate segments of the Fund's portfolio using a wide range of positive (absolute) return and alternative investment strategies as well as strategies focused on enhanced risk-adjusted returns.

Prior to November 1, 2011, the Fund was known as The Long-Short Fund and was managed using a narrower set of alternative strategies that included a long-short strategy.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.  Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investment in securities as well the Fund's indirect risks through investing in Underlying Funds and the Subsidiary.

·

ABS and MBS Risk:  ABS and MBS are subject to credit risk because underlying loan borrowers may default.  These securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity.  During periods of declining interest rates, prepayment rates usually increase and the Fund may have to reinvest prepayment proceeds at a lower interest rate.

·

Commodity Risk:  Commodity prices may be influenced by various external factors such as unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

·

Convertible Bond Risk:  Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to debt security risks and conversion value-related equity risk.

·

Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund.  Credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

·

Derivatives Risk:  Futures, options and swaps involve risks possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk.  Option positions may expire worthless exposing the Fund to potentially significant losses.

·

Emerging Market Risk:  Countries with emerging markets may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

·

ETF Risk:  The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the fund.

·

Foreign Currency Risk:  Currency trading risks include market risk, credit risk and country risk.

·

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  These risks are more pronounced in emerging markets.

·

High Yield (Junk) Bond Risk:  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.

o

Defaulted Securities Risk:  Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered speculative.

·

Interest Rate Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

·

Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

·

Leverage Risk:  Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for loss.

·

Liquidity Risk:  Fund investments may be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price.

·

Management Risk:  The adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the adviser has not previously managed a mutual fund.

·

Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.

·

Mid-Cap Stock Risk:  Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.  Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

·

Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser's ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction.

·

Smaller Company Risk:  Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.  Stocks of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

·

Taxation Risk:  By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.  However, because the Subsidiary is a controlled foreign corporation, any income received will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

·

Turnover Risk:  A higher portfolio turnover will result in higher transactional and brokerage costs.

·

Underlying Funds Risk:  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  The Underlying Funds will pay management fees, brokerage commissions, and operating expenses as well as performance based fees to each Underlying Fund manager.  Those performance based fees will be paid by the Underlying Fund to each manager without regard to the performance of other managers and the Underlying Fund's overall profitability.  Underlying Funds are subject to specific risks, depending on the nature of the fund.  There is no guarantee that any of the trading strategies used by the managers retained by an Underlying Fund will be profitable or avoid losses.

·

Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

PERFORMANCE

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund's Class I shares for each full calendar year since the Fund's inception.  Performance of the Fund's Class A and C shares will vary.  The performance table compares the performance of the Fund's shares over time to the performance of a broad-based securities market index.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-888-899-2726.

Performance Bar Chart For Class I Shares Calendar Years Ended December 31

Highest Quarter	2nd Quarter 2003	8.45%
Lowest Quarter	4th Quarter 2008	(13.70)%
The total return for Class I shares from January 1, 2012 to June 30, 2012 was (1.16)%.
Performance Table
Average Annual Total Returns (For periods ended December 31, 2011)
Average Annual Returns PTA Comprehensive Alternatives Fund	1 Year	5 Years	Life of Fund		Inception Date
PTA Comprehensive Alternatives Fund Class I Shares	(4.82%)	(2.95%)	5.97%	[1]	Oct 1, 2002
PTA Comprehensive Alternatives Fund Class I Shares After Taxes on Distributions	(4.82%)	(3.21%)	5.82%	[1]
PTA Comprehensive Alternatives Fund Class I Shares After Taxes on Distributions and Sale of Fund Shares	(3.13%)	(2.62%)	5.15%	[1]
PTA Comprehensive Alternatives Fund Class A Shares	(10.54%)		(3.79%)	[2]	May 29, 2009
PTA Comprehensive Alternatives Fund Class C Shares	(5.84%)		(2.33%)	[2]	May 29, 2009
S&P 500 TR (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	6.46%	[1]	Oct 1, 2002
[1]	Inception October 1, 2002
[2]	Inception May 29, 2009

Class I after-tax returns are presented for five-year and since-inception periods when the Fund had no distribution policy because it operated as a limited partnership.   The after-tax returns have been calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown, if any.  The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").  After tax returns for Class A and C shares, which are not shown, will vary from those of Class I shares.

Returns prior to May 29, 2009, the table reflect s total returns for the Fund's predecessor limited partnership.  The performance prior to May 29, 2009 is net of management fees and other expenses, but does not include the effect of the performance fee.  The Fund's investment goals, policies, guidelines and restrictions are similar to the predecessor limited partnership's investment goals, policies, guidelines and restrictions.  From its inception on October 1, 2002 through May 29, 2009, the predecessor limited partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act of the Code, which if they had been applicable, might have adversely affected its performance.  In addition, the predecessor limited partnership was not subject to sales loads that would have adversely affected performance.

The S&P 500®TR Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies.  Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes.  An investor cannot invest directly in an index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PTA Comprehensive Alternatives Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The PTA Comprehensive Alternatives Fund (the "Fund") seeks to achieve long-term capital appreciation with an emphasis on positive (absolute) returns and low correlation to traditional financial market indices.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page ~~29 of the Fund's Prospectus.~~

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal period, the Fund's portfolio turnover rate was ~~552 % of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	552.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

By allocating its assets among a number of strategies, the Fund seeks to achieve its investment objective with lower volatility than if the Fund utilized a single strategy approach.  The adviser believes that allocating among dissimilar investment styles that utilize different trading strategies and securities provides greater diversification against any market or sector related event volatility.  Such a non-correlative approach among styles is expected to mitigate near-term volatility and provide downside protection as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style.

The Fund's investment adviser seeks to achieve the Fund's investment objective by investing long-or-short either directly, or by utilizing sub-adviser(s) primarily in (1) common stocks, (2) fixed-income securities, (3) currencies, (4) commodities, (5) futures, (6) options and (7) credit default swaps using the adviser's alternative investment strategies.  The Fund invests in all securities without restriction as to issuer capitalization, country or currency.  The Fund invests in fixed-income securities of any maturity or credit quality, including those known as "high yield" or "junk" bonds.  High yield (junk) bonds are rated below Baa3 by Moody's Investors Service or equivalently by another nationally recognized statistical rating organization (NRSRO).  Futures, options and credit default swaps are used as hedges or substitutes for securities, currencies or commodities.  The Fund may invest a portion of its assets in private placement offerings which may be illiquid.  Based upon its historical research of relative performance and correlation, the adviser allocates assets among strategies that it believes offer the highest expected return, consistent with maintaining relatively low expected correlation (below 0.75) to financial market returns.  In seeking to fulfill the Fund's investment objective, the adviser may engage in frequent trading of the Fund's portfolio securities.

The adviser believes that each of the following strategies will produce long-term capital appreciation and that most will produce absolute returns.  Additionally, the adviser expects that by constructing a diversified portfolio of investments and strategies that are not highly correlated to each other or the equity or financial markets in general, the Fund can achieve appreciation with an expected low correlation to traditional financial market indices, such as the S&P 500 index or the bond market.  The adviser believes that if the Fund achieves low correlation to traditional financial market indices, the Fund may provide a diversifying benefit to shareholders who also hold traditional financial assets such as stocks and bonds. The adviser may invest the Fund’s assets directly and select and oversee one or more sub-advisers who will manage separate segments of the fund’s portfolio using a wide range of positive (absolute) return and alternative investment strategies as well as strategies focused on enhanced risk-adjusted returns. The principal alternative investment strategies employed by the adviser and/or sub-advisers are as follows:

Long/Short or Hedged Equity Strategies invest long in common stocks believed to be undervalued relative to their peers or the stock market in general or short in common stocks believed to be overvalued relative to their peers or the stock market in general.  The adviser attempts to minimize market risk by combining long and short positions on specific stocks or by using an offsetting equity futures position to hedge a specific stock.

Global Macro Strategies consist of strategies that allocate capital based on multiple technical and fundamental valuation models applied both long and short to equity, fixed income, currency and commodity markets globally.  The objective of the global macro strategy is to remain current with primary market trends.

Market Neutral Strategies attempt to neutralize exposure to general domestic market risk by principally investing in undervalued common stocks and short-selling overvalued stocks.  The adviser may attempt to realize a valuation discrepancy in the relationship between multiple securities and may utilize quantitative factors to measure investment attractiveness and may weigh factors such as quality and momentum.

Managed Futures Strategies may allocate assets of the Fund to a single managed futures portfolio or multiple managed futures portfolios that include investment styles such as (i) trend following, (ii) fundamentals-based investing with a focus on macroeconomic analysis, (iii) strategies that pursues both fundamental and technical trading approaches, and (iv) other specialized approaches to specific or individual market sectors such as equities, interest rates, metals, agricultural and soft commodities.  The managed futures strategy investments may be executed directly as well as by investing in securities of limited partnerships, limited liability companies, offshore corporations and other types of pooled investment vehicles, including commodity pools (collectively, "Underlying Funds").

However, in order to provide the Fund with exposure to certain managed futures strategies that trade non-financial commodity futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Fund may invest up to 25% of its total assets through a wholly-owned and controlled subsidiary (the "Subsidiary").  The Subsidiary will invest the majority of its assets in futures contracts (and other investments intended to serve as margin for futures positions) as well as in Underlying Funds.  However, the Fund may also make managed futures investments outside of the Subsidiary.  The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis with the Fund.

Arbitrage Strategies seek to take advantage of pricing inefficiencies such as convertible arbitrage, merger arbitrage, credit arbitrage, and event driven arbitrage.  Convertible arbitrage, for example, involves purchasing a portfolio of convertible securities and hedging a portion of the equity risk by selling short the underlying common stock.  The average convertible arbitrage portfolio is typically below investment grade (i.e.,"high yield bonds").

International/Emerging Markets Strategies seek to invest in equity securities of undervalued international companies, including American Depositary Receipts ("ADRs"), that provide the Fund with exposure to businesses outside of the U.S. and that are attractively priced.

Event-Driven and Long-Biased Equity Strategies capitalize on underpriced equity securities or on positive market trends.  These strategies focus on relatively few investments that the adviser believes are undervalued and either offer a margin-of-safety or offer high growth opportunities.  These strategies may also focus on special situations, such as mergers, takeovers, tender offers, leverage buyouts, spin-offs, liquidations, and other corporate reorganizations.

Fixed Income, Long/Short Credit and Distressed Debt Strategies invest principally in debt securities of domestic and foreign governments, agencies, and companies of all maturities and qualities, including "high yield bonds," emerging market debt and defaulted debt securities.  The Fund may invest in distressed securities issued by companies ranging from those undergoing restructuring in bankruptcy proceedings to those that are healthy but have short-term cash flow or liquidity problems.  The Fund may also invest in mortgage-backed securities and collateralized mortgage obligations ("MBS") as well as asset-backed securities ("ABS").  The Fund may execute these strategies directly or through exchange-traded funds ("ETFs") that invest primarily in the preceding types of securities.  The adviser will take a short position in interest rate futures to hedge interest rate risk when employing a long/short credit strategy.

Commodity and Currency Strategies combine long and short holdings of commodity and/or currency positions.  These strategies typically invest in listed financial and commodity futures markets and currency markets around the world.  Commodity and currency strategies use various investment processes and both technical and fundamental research to determine how individual commodity contracts are used.

Tactical Trading Strategies are strategies that can change their exposures quickly and significantly and are typically shorter-term in nature.  For example, a tactical strategy could switch from 100% stocks to 100% bonds.  These strategies are usually complimentary to medium and longer-term strategies and are often used to help manage exposure and risk.

The Fund’s adviser or sub-advisers will sell a security or derivative (or cover a short position) when a price threshold that was set by the adviser or sub-advisor is reached, when the fundamentals change, for overall portfolio risk management or to allocate assets to sectors with higher expected returns.

Manager-of-Managers Order

The Fund and the adviser have been granted by the Securities and Exchange Commission, an order that allows the adviser to hire a sub-adviser or sub-advisers without shareholder approval (the "Order").   T he adviser will manage the Fund using a "manager-of-managers" approach and will allocate Fund assets to a carefully selected sub-adviser or group of sub-advisory firms.   As described above, The adviser will select and oversee one or more sub-advisers who will manage separate segments of the Fund's portfolio using a wide range of positive (absolute) return and alternative investment strategies as well as strategies focused on enhanced risk-adjusted returns.

Prior to November 1, 2011, the Fund was known as The Long-Short Fund and was managed using a narrower set of alternative strategies that included a long-short strategy.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.  Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investment in securities as well the Fund's indirect risks through investing in Underlying Funds and the Subsidiary.

·

ABS and MBS Risk:  ABS and MBS are subject to credit risk because underlying loan borrowers may default.  These securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity.  During periods of declining interest rates, prepayment rates usually increase and the Fund may have to reinvest prepayment proceeds at a lower interest rate.

·

Commodity Risk:  Commodity prices may be influenced by various external factors such as unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

·

Convertible Bond Risk:  Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to debt security risks and conversion value-related equity risk.

·

Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund.  Credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

·

Derivatives Risk:  Futures, options and swaps involve risks possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk.  Option positions may expire worthless exposing the Fund to potentially significant losses.

·

Emerging Market Risk:  Countries with emerging markets may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

·

ETF Risk:  The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the fund.

·

Foreign Currency Risk:  Currency trading risks include market risk, credit risk and country risk.

·

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  These risks are more pronounced in emerging markets.

·

High Yield (Junk) Bond Risk:  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.

o

Defaulted Securities Risk:  Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered speculative.

·

Interest Rate Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

·

Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

·

Leverage Risk:  Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for loss.

·

Liquidity Risk:  Fund investments may be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price.

·

Management Risk:  The adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the adviser has not previously managed a mutual fund.

·

Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.

·

Mid-Cap Stock Risk:  Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.  Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

·

Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser's ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction.

·

Smaller Company Risk:  Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.  Stocks of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

·

Taxation Risk:  By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.  However, because the Subsidiary is a controlled foreign corporation, any income received will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

·

Turnover Risk:  A higher portfolio turnover will result in higher transactional and brokerage costs.

·

Underlying Funds Risk:  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  The Underlying Funds will pay management fees, brokerage commissions, and operating expenses as well as performance based fees to each Underlying Fund manager.  Those performance based fees will be paid by the Underlying Fund to each manager without regard to the performance of other managers and the Underlying Fund's overall profitability.  Underlying Funds are subject to specific risks, depending on the nature of the fund.  There is no guarantee that any of the trading strategies used by the managers retained by an Underlying Fund will be profitable or avoid losses.

·

Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund's Class I shares for each full calendar year since the Fund's inception.  Performance of the Fund's Class A and C shares will vary.  The performance table compares the performance of the Fund's shares over time to the performance of a broad-based securities market index.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-888-899-2726.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-899-2726
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Class I Shares Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd Quarter 2003	8.45%
Lowest Quarter	4th Quarter 2008	(13.70)%
		The total return for Class I shares from January 1, 2012 to June 30, 2012 was (1.16)%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for Class I shares from January 1, 2012 to June 30, 2012 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.16%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.70%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns have been calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for Class A and C shares, which are not shown, will vary from those of Class I shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Class I after-tax returns are presented for five-year and since-inception periods when the Fund had no distribution policy because it operated as a limited partnership.   The after-tax returns have been calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown, if any.  The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").  After tax returns for Class A and C shares, which are not shown, will vary from those of Class I shares.

Returns prior to May 29, 2009, the table reflect s total returns for the Fund's predecessor limited partnership.  The performance prior to May 29, 2009 is net of management fees and other expenses, but does not include the effect of the performance fee.  The Fund's investment goals, policies, guidelines and restrictions are similar to the predecessor limited partnership's investment goals, policies, guidelines and restrictions.  From its inception on October 1, 2002 through May 29, 2009, the predecessor limited partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act of the Code, which if they had been applicable, might have adversely affected its performance.  In addition, the predecessor limited partnership was not subject to sales loads that would have adversely affected performance.

The S&P 500®TR Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies.  Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes.  An investor cannot invest directly in an index.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2011)
S&P 500 TR (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Life of Fund	rr_AverageAnnualReturnSinceInception	6.46%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
PTA Comprehensive Alternatives Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(1.50%)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Expense Recapture	rr_Component1OtherExpensesOverAssets	1.17%
All Other Expenses	rr_Component2OtherExpensesOverAssets	2.80%
Other Expenses	rr_OtherExpensesOverAssets	3.97%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.49%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.41%)	[3]
Total Annual Fund Operating Expenses net of Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	211
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,527
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,804
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,834
Annual Return 2003	rr_AnnualReturn2003	28.86%
Annual Return 2004	rr_AnnualReturn2004	9.18%
Annual Return 2005	rr_AnnualReturn2005	14.23%
Annual Return 2006	rr_AnnualReturn2006	15.06%
Annual Return 2007	rr_AnnualReturn2007	12.08%
Annual Return 2008	rr_AnnualReturn2008	(23.00%)
Annual Return 2009	rr_AnnualReturn2009	9.58%
Annual Return 2010	rr_AnnualReturn2010	(4.34%)
Annual Return 2011	rr_AnnualReturn2011	(4.82%)
1 Year	rr_AverageAnnualReturnYear01	(4.82%)
5 Years	rr_AverageAnnualReturnYear05	(2.95%)
Life of Fund	rr_AverageAnnualReturnSinceInception	5.97%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2002
PTA Comprehensive Alternatives Fund Class I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.82%)
5 Years	rr_AverageAnnualReturnYear05	(3.21%)
Life of Fund	rr_AverageAnnualReturnSinceInception	5.82%	[1]
PTA Comprehensive Alternatives Fund Class I Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.13%)
5 Years	rr_AverageAnnualReturnYear05	(2.62%)
Life of Fund	rr_AverageAnnualReturnSinceInception	5.15%	[1]
PTA Comprehensive Alternatives Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(1.50%)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Expense Recapture	rr_Component1OtherExpensesOverAssets	1.17%
All Other Expenses	rr_Component2OtherExpensesOverAssets	2.41%
Other Expenses	rr_OtherExpensesOverAssets	3.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.35%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.02%)	[3]
Total Annual Fund Operating Expenses net of Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.33%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	898
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,010
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,190
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,003
1 Year	rr_AverageAnnualReturnYear01	(10.54%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(3.79%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009
PTA Comprehensive Alternatives Fund Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(1.50%)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Expense Recapture	rr_Component1OtherExpensesOverAssets	1.17%
All Other Expenses	rr_Component2OtherExpensesOverAssets	3.22%
Other Expenses	rr_OtherExpensesOverAssets	4.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.91%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.83%)	[3]
Total Annual Fund Operating Expenses net of Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	3.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	311
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,877
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,353
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,683
1 Year	rr_AverageAnnualReturnYear01	(5.84%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(2.33%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009

[1]	Inception October 1, 2002
[2]	Acquired fund fees and expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. The acquired fund fees and expenses estimate does not include the cost of investing in underlying pools, like commodity pools, that are not investment companies. The Fund estimates that underlying pool expenses, if presented, would be 0.40%. This estimate does not include performance-based fees, which cannot be meaningfully estimated, paid by underlying pools of up to 20% of an underlying pool's profits.
[3]	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2013 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, underlying pool expenses, extraordinary expenses such as litigation or reorganization costs) will not exceed 1.98% for Class I shares, 2.98% for Class C shares and 2.23% for Class A shares. Waived fees and reimbursed expenses are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the waiver or reimbursement) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees on 60 days written notice to the adviser.
[4]	Inception May 29, 2009

Toews Hedged International Developed Markets Fund
Toews Hedged International Developed Markets Fund
Investment Objective:
The Fund seeks to provide long-term growth of capital.
A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Toews Hedged International Developed Markets Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		Toews Hedged International Developed Markets Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.54%
Acquired Fund Fees and Expenses	[1]	0.09%
Total Annual Fund Operating Expenses		1.63%
Fee Waiver and/or Reimbursement	[2]	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	[2]	1.34%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least August 31, 201 3 , to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, Acquired Fund Fees and Expenses or extraordinary expenses such as litigation) will not exceed 1.25%; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Toews Hedged International Developed Markets Fund	136	486	859	1,908

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was 44% ~~of the average value of its portfolio.~~

Principal Investment Strategies:

 The Fund's adviser seeks to achieve the Fund's investment objectives by investing primarily in (1) exchanged traded funds ("ETFs"), (2) derivative instruments, (3) fixed-income securities, (4) common stock, (5) cash equivalents (each issued by or primarily linked to "developed market" issuers outside the U.S.), (6) other fixed-income securities and (7) cash equivalents (of U.S. issuers).  The Fund defines non-U.S. developed markets as those countries included in the MSCI EAFE Index (the "EAFE Index").  As of November 2009, the EAFE Index countries are: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.  The Fund defines non-U.S. developed market underlying funds as those that invest primarily in securities of and/or derivatives linked to securities of issuers in EAFE Index countries.  Similarly, the Fund defines non-U.S. developed market derivatives as those linked to securities of issuers in EAFE Index countries.

The adviser employs what it defines as a "hedging" strategy by investing in a combination of securities and derivatives that it believes will produce economic exposure along a continuum similar to that of the securities in the EAFE Index.  The Fund's level of economic exposure will range from 0% to 125% of the Adviser's expected total return of the EAFE Index.  The adviser may also use a "representative sampling" indexing strategy to manage the Fund.  This indexing strategy involves investing in a representative sample of securities that collectively has an investment profile similar to that of the EAFE Index.

Generally, the adviser does not attempt to evaluate individual securities.  The adviser uses technical analysis, including monitoring price movements and momentum, of developed international markets in an effort to identify the proper weighting of the Fund's portfolio.  The adviser buys and sells securities and derivatives to increase or decrease the Fund's exposure to the EAFE Index.  The adviser's decision to buy or sell a Fund holding will be made based on current market conditions and the adviser's determination of the appropriate exposure level to the Index. The Fund's adviser may engage in active and frequent trading of the Fund's portfolio securities and derivatives to achieve the Fund's investment objective.

Principal Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

·

Derivative Risk: The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures and swaps, which can be riskier than traditional investments because they involve leverage, may be illiquid, may suffer counterparty default and may limit gains.

·

ETF Risk:  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.  Each ETF is subject to specific risks, depending on its investments.

·

Foreign Risk:  The Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company or U.S. market sector.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

·

Hedging Risk:  When the adviser believes market conditions are unfavorable, the adviser may attempt to "hedge" with defensive positions and strategies including holding substantial positions in foreign or domestic fixed-income securities and/or cash equivalents, which may limit potential gains when compared to unhedged funds.

·

Issuer Risk:  Fund value might decrease in response to the activities and financial prospects of an individual company or issuer in the Fund's portfolio.  The value of an individual issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of certain types of companies or issuers can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

Limited History of Operations:  The Fund is a relatively new mutual fund that commenced operations in 2010 and has a limited history of operation s .

·

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the adviser's investment model.  The adviser's assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser's investment strategy will produce the desired results.

·

Market Risk:  Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

·

Non-Diversified Risk:  As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund.  The Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.

·

Portfolio Turnover Risk:  Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

Performance :

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception.  The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based securities market index.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-558-6397.

Performance Bar Chart Calendar Years Ended December 31

Best Quarter:	2nd Quarter 2011	0.79%
Worst Quarter:	4th Quarter 2011	(16.74)%
The total return for Fund shares from January 1, 2012 to June 30, 2012 was (1.95)%
Performance Table
Average Annual Total Returns (For periods ended December 31, 2011)
Average Annual Returns	1 Year	Life of Fund	Inception Date
Toews Hedged International Developed Markets Fund	(24.13%)	(13.05%)	Jun 4, 2010
Toews Hedged International Developed Markets Fund After Taxes on Distributions	(24.72%)	(13.63%)
Toews Hedged International Developed Markets Fund After Taxes on Distributions and Sale of Fund Shares	(15.38%)	(11.24%)
Toews Hedged International Developed Markets Fund MSCI EAFE Index (reflects no deduction for fees, expense or taxes)	(12.14%)	5.84%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float ‐adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Investors cannot invest directly in an index or benchmark.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Toews Hedged International Developed Markets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was 44% ~~of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund's adviser seeks to achieve the Fund's investment objectives by investing primarily in (1) exchanged traded funds ("ETFs"), (2) derivative instruments, (3) fixed-income securities, (4) common stock, (5) cash equivalents (each issued by or primarily linked to "developed market" issuers outside the U.S.), (6) other fixed-income securities and (7) cash equivalents (of U.S. issuers).  The Fund defines non-U.S. developed markets as those countries included in the MSCI EAFE Index (the "EAFE Index").  As of November 2009, the EAFE Index countries are: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.  The Fund defines non-U.S. developed market underlying funds as those that invest primarily in securities of and/or derivatives linked to securities of issuers in EAFE Index countries.  Similarly, the Fund defines non-U.S. developed market derivatives as those linked to securities of issuers in EAFE Index countries.

The adviser employs what it defines as a "hedging" strategy by investing in a combination of securities and derivatives that it believes will produce economic exposure along a continuum similar to that of the securities in the EAFE Index.  The Fund's level of economic exposure will range from 0% to 125% of the Adviser's expected total return of the EAFE Index.  The adviser may also use a "representative sampling" indexing strategy to manage the Fund.  This indexing strategy involves investing in a representative sample of securities that collectively has an investment profile similar to that of the EAFE Index.

Generally, the adviser does not attempt to evaluate individual securities.  The adviser uses technical analysis, including monitoring price movements and momentum, of developed international markets in an effort to identify the proper weighting of the Fund's portfolio.  The adviser buys and sells securities and derivatives to increase or decrease the Fund's exposure to the EAFE Index.  The adviser's decision to buy or sell a Fund holding will be made based on current market conditions and the adviser's determination of the appropriate exposure level to the Index. The Fund's adviser may engage in active and frequent trading of the Fund's portfolio securities and derivatives to achieve the Fund's investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

·

Derivative Risk: The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures and swaps, which can be riskier than traditional investments because they involve leverage, may be illiquid, may suffer counterparty default and may limit gains.

·

ETF Risk:  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.  Each ETF is subject to specific risks, depending on its investments.

·

Foreign Risk:  The Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company or U.S. market sector.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

·

Hedging Risk:  When the adviser believes market conditions are unfavorable, the adviser may attempt to "hedge" with defensive positions and strategies including holding substantial positions in foreign or domestic fixed-income securities and/or cash equivalents, which may limit potential gains when compared to unhedged funds.

·

Issuer Risk:  Fund value might decrease in response to the activities and financial prospects of an individual company or issuer in the Fund's portfolio.  The value of an individual issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of certain types of companies or issuers can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

Limited History of Operations:  The Fund is a relatively new mutual fund that commenced operations in 2010 and has a limited history of operation s .

·

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the adviser's investment model.  The adviser's assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser's investment strategy will produce the desired results.

·

Market Risk:  Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

·

Non-Diversified Risk:  As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund.  The Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.

·

Portfolio Turnover Risk:  Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund. The Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance :
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception.  The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based securities market index.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-558-6397.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-558-6397
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	2nd Quarter 2011	0.79%
Worst Quarter:	4th Quarter 2011	(16.74)%
The total return for Fund shares from January 1, 2012 to June 30, 2012 was (1.95)%
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for Fund shares from January 1, 2012 to June 30, 2012 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.95%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.74%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expense or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float ‐adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Investors cannot invest directly in an index or benchmark.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2011)
MSCI EAFE Index (reflects no deduction for fees, expense or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
Life of Fund	rr_AverageAnnualReturnSinceInception	5.84%
Toews Hedged International Developed Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Total Annual Fund Operating Expenses net of Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.34%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	486
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	859
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,908
Annual Return 2011	rr_AnnualReturn2011	(24.13%)
1 Year	rr_AverageAnnualReturnYear01	(24.13%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(13.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 4, 2010
Toews Hedged International Developed Markets Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(24.72%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(13.63%)
Toews Hedged International Developed Markets Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.38%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(11.24%)

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least August 31, 201 3 , to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, Acquired Fund Fees and Expenses or extraordinary expenses such as litigation) will not exceed 1.25%; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Toews Hedged Emerging Markets Fund
Toews Hedged Emerging Markets Fund
Investment Objective:
The Fund seeks to provide long-term growth of capital.
A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Toews Hedged Emerging Markets Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		Toews Hedged Emerging Markets Fund
Management Fees		1.25%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.81%
Acquired Fund Fees and Expenses	[1]	0.09%
Total Annual Fund Operating Expenses		2.15%
Fee Waiver and/or Reimbursement	[2]	(0.56%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	[2]	1.59%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least August 31, 2013, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, Acquired Fund Fees and Expenses or extraordinary expenses such as litigation) will not exceed 1.50%; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund's operating expenses remain the same (except for waivers during the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Toews Hedged Emerging Markets Fund	162	619	1,103	2,439

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 107 ~~of the average value of its portfolio.~~

Principal Investment Strategies:

 The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in: (1) exchange traded funds ("ETFs"), (2) derivative instruments, (3) fixed income securities, (4) common stock, (5) cash equivalents (each issued by or primarily linked to "emerging market" issuers outside the U.S.), (6) fixed income securities and (7) cash equivalents (of U.S. Issuers).  The Fund defines emerging markets as those countries included in the MSCI Emerging Markets Index (the "EM Index"). As of November 2009, the EM Index countries are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey.  The Fund defines non-U.S. emerging market ETFs as those that invest primarily in securities of and/or derivatives linked to securities of issuers in EM Index countries. Similarly, the Fund defines non-U.S. emerging market derivatives as those linked to securities of issuers in EM Index countries.

The adviser employs what it defines as a "hedging" strategy by investing in a combination of securities and derivatives that it believes will produce economic exposure along a continuum similar to that of the securities in the EM Index.  The Fund's level of economic exposure will range from 0% to 125% of the adviser's expected total return of the EM Index.  The adviser also may use a "representative sampling" indexing strategy to manage the Fund.  This indexing strategy involves investing in a representative sample of securities that collectively has an investment profile similar to the EM Index.

Generally, the adviser does not attempt to evaluate individual securities.  The adviser uses technical analysis of emerging markets.  The adviser monitors, including monitoring price movements and momentum, of emerging markets in an effort to identify the proper weighting of the Fund's portfolio.  The adviser buys and sells securities and derivatives to increase or decrease the Fund's exposure to the EM Index.  The adviser's decision to buy or sell a Fund holding will be made based on current market conditions and the adviser's determination of the appropriate exposure level to the Index. The Fund's adviser may engage in active and frequent trading of the Fund's portfolio securities and derivatives to achieve the Fund's investment objective.

Principal Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

·

Derivatives Risk:  The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures and swaps, which can be riskier than traditional investments because they involve leverage, may be illiquid, may suffer counterparty default and may limit gains.

·

Emerging Markets Risk:   In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.  In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.

·

ETF Risk:  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.  Each ETF is subject to specific risks, depending on its investments.

·

Foreign Risk:  The Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company or U.S. market sector.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.  These risks are generally greater in emerging foreign markets than in established foreign markets.

·

Hedging Risk:  When the adviser believes market conditions are unfavorable, the adviser may attempt to "hedge" with defensive positions and strategies including holding substantial positions in foreign or domestic fixed-income securities and/or cash equivalents, which may limit potential gains when compared to unhedged funds.

·

Issuer Risk:  Fund value might decrease in response to the activities and financial prospects of an individual company or issuer in the Fund's portfolio.  The value of an individual issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of certain types of companies or issuers can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the adviser's investment model.  The adviser's assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser's investment strategy will produce the desired results.

·

Market Risk:  Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

·

Non-Diversified Risk:  As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund.  The Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.

·

Portfolio Turnover Risk:  Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception.  The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based securities market index.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-558-6397.

Performance Bar Chart Calendar Years Ended December 31

Best Quarter:	3rd Quarter 2010	11.52%
Worst Quarter:	3rd Quarter 201 1	(16.77)%
The total return for Fund shares from January 1, 2012 to June 30, 2012 was (17.46) %
Performance Table
Average Annual Total Returns (For periods ended December 31, 2011 )
Average Annual Returns	1 Year	Life of Fund	Inception Date
Toews Hedged Emerging Markets Fund	(35.65%)	(5.91%)	May 19, 2009
Toews Hedged Emerging Markets Fund After Taxes on Distributions	(38.18%)	(8.14%)
Toews Hedged Emerging Markets Fund After Taxes on Distributions and Sale of Fund Shares	(22.70%)	(5.97%)
Toews Hedged Emerging Markets Fund MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)	(18.42%)	12.84%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.  MSCI Emerging Markets Index returns assume reinvestment of dividends.  Investors may not invest in the MSCI Emerging Markets Index directly.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Toews Hedged Emerging Markets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 107 ~~of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	107.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund's operating expenses remain the same (except for waivers during the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in: (1) exchange traded funds ("ETFs"), (2) derivative instruments, (3) fixed income securities, (4) common stock, (5) cash equivalents (each issued by or primarily linked to "emerging market" issuers outside the U.S.), (6) fixed income securities and (7) cash equivalents (of U.S. Issuers).  The Fund defines emerging markets as those countries included in the MSCI Emerging Markets Index (the "EM Index"). As of November 2009, the EM Index countries are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey.  The Fund defines non-U.S. emerging market ETFs as those that invest primarily in securities of and/or derivatives linked to securities of issuers in EM Index countries. Similarly, the Fund defines non-U.S. emerging market derivatives as those linked to securities of issuers in EM Index countries.

The adviser employs what it defines as a "hedging" strategy by investing in a combination of securities and derivatives that it believes will produce economic exposure along a continuum similar to that of the securities in the EM Index.  The Fund's level of economic exposure will range from 0% to 125% of the adviser's expected total return of the EM Index.  The adviser also may use a "representative sampling" indexing strategy to manage the Fund.  This indexing strategy involves investing in a representative sample of securities that collectively has an investment profile similar to the EM Index.

Generally, the adviser does not attempt to evaluate individual securities.  The adviser uses technical analysis of emerging markets.  The adviser monitors, including monitoring price movements and momentum, of emerging markets in an effort to identify the proper weighting of the Fund's portfolio.  The adviser buys and sells securities and derivatives to increase or decrease the Fund's exposure to the EM Index.  The adviser's decision to buy or sell a Fund holding will be made based on current market conditions and the adviser's determination of the appropriate exposure level to the Index. The Fund's adviser may engage in active and frequent trading of the Fund's portfolio securities and derivatives to achieve the Fund's investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

·

Derivatives Risk:  The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures and swaps, which can be riskier than traditional investments because they involve leverage, may be illiquid, may suffer counterparty default and may limit gains.

·

Emerging Markets Risk:   In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.  In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.

·

ETF Risk:  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.  Each ETF is subject to specific risks, depending on its investments.

·

Foreign Risk:  The Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company or U.S. market sector.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.  These risks are generally greater in emerging foreign markets than in established foreign markets.

·

Hedging Risk:  When the adviser believes market conditions are unfavorable, the adviser may attempt to "hedge" with defensive positions and strategies including holding substantial positions in foreign or domestic fixed-income securities and/or cash equivalents, which may limit potential gains when compared to unhedged funds.

·

Issuer Risk:  Fund value might decrease in response to the activities and financial prospects of an individual company or issuer in the Fund's portfolio.  The value of an individual issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of certain types of companies or issuers can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the adviser's investment model.  The adviser's assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser's investment strategy will produce the desired results.

·

Market Risk:  Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

·

Non-Diversified Risk:  As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund.  The Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.

·

Portfolio Turnover Risk:  Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund. The Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception.  The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based securities market index.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-558-6397.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-558-6397
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	3rd Quarter 2010	11.52%
Worst Quarter:	3rd Quarter 201 1	(16.77)%
The total return for Fund shares from January 1, 2012 to June 30, 2012 was (17.46) %
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for Fund shares from January 1, 2012 to June 30, 2012 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(17.46%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.77%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.  MSCI Emerging Markets Index returns assume reinvestment of dividends.  Investors may not invest in the MSCI Emerging Markets Index directly.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2011 )
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.42%)
Life of Fund	rr_AverageAnnualReturnSinceInception	12.84%
Toews Hedged Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.81%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[2]
Total Annual Fund Operating Expenses net of Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.59%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	162
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	619
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,103
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,439
Annual Return 2010	rr_AnnualReturn2010	0.66%
Annual Return 2011	rr_AnnualReturn2011	(35.65%)
1 Year	rr_AverageAnnualReturnYear01	(35.65%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(5.91%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2009
Toews Hedged Emerging Markets Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(38.18%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(8.14%)
Toews Hedged Emerging Markets Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(22.70%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(5.97%)

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least August 31, 2013, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, Acquired Fund Fees and Expenses or extraordinary expenses such as litigation) will not exceed 1.50%; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Toews Hedged High Yield Bond Fund
Toews Hedged High Yield Bond Fund
Investment Objective:
The Fund seeks to provide a high level of current income.
A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Toews Hedged High Yield Bond Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		Toews Hedged High Yield Bond Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.52%
Acquired Fund Fees and Expenses	[1]	0.48%
Total Annual Fund Operating Expenses		2.00%
Fee Waiver and/or Reimbursement	[2]	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	[2]	1.73%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least August 31, 2013 , to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, Acquired Fund Fees and Expenses or extraordinary expenses such as litigation) will not exceed 1.25%; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Toews Hedged High Yield Bond Fund	176	601	1,053	2,306

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 422 ~~% of the average value of its portfolio.~~

Principal Investment Strategies:

The Fund's adviser seeks to achieve the Fund's investment objectives by investing primarily in (1) exchange traded funds ("ETFs") and open-end investment companies ("Underlying Funds") that primarily invest in or are otherwise exposed to domestic and foreign high-yield debt instruments; (2) derivative instruments, including credit default swaps; (3) other U.S. or foreign fixed-income securities of any rating and (4) U.S. or foreign cash equivalents. The Fund defines high-yield debt instruments as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody's Investors Service, Inc. ("Moody's") or lower than BBB- by S&P (below investment grade).  Up to 100% of the Fund's assets may be invested in instruments generally rated below Caa3 by Moody's or CCC- by S&P or derivatives of such instruments.  The Fund may invest in high yield bonds directly or through derivative instruments designed to replicate some or all of the features of an underlying portfolio of high yield bonds, such as credit default swaps.  Credit default swaps ("CDS") are typically two-party financial contracts that transfer credit exposure between the two parties.  Under a typical CDS, one party (the "seller") receives pre-determined periodic payments from the other party (the "buyer").  The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument.

The adviser employs what it defines as a "hedging" strategy by investing in a combination of securities and derivatives that it believes will produce economic exposure along a continuum similar to that of the securities in the high-yield bond market generally.  The Fund's level of economic exposure will range from 0% to 125% of the adviser's expected total return of the high-yield bond market.  The adviser may also use a "representative sampling" strategy to manage the Fund.  This strategy involves investing in a representative sample of securities that collectively has an investment profile similar to that of the high-yield bond market as a whole.

Generally, the adviser does not attempt to evaluate individual securities.  The adviser uses technical analysis, including monitoring price movements and momentum, of high-yield bond markets in an effort to identify the proper weighting of the Fund's portfolio.  The adviser buys and sells securities and derivatives to increase or decrease the Fund's exposure to the high-yield bond market.  The adviser's decision to buy or sell a Fund holding will be made based on current market conditions and the adviser's determination of the appropriate exposure level to the high-yield bond market. The Fund's adviser may engage in active and frequent trading of the Fund's portfolio securities and derivatives to achieve the Fund's investment objective.

Principal Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

·

Below-Investment Grade Securities Risk:  High-yield, high-risk securities, commonly called "junk bonds," are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of principal and income that higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security.  Like other fixed-income securities, the value of high-yield securities will also fluctuate as interest rates change.

·

Credit Risk:  Issuers of fixed-income securities may default on interest and principal payments due to the Fund. Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation.  For high-yield bonds, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly-rated securities.  These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price.

·

Derivatives Risk:  The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures and credit default swaps, which can be riskier than traditional investments because they involve leverage, may be illiquid, may suffer counterparty default and may limit gains.

·

ETF and Underlying Fund Risk:  ETFs and Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.  Each ETF is subject to specific risks, depending on its investments.

·

Foreign Risk:  The Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company or U.S. market sector.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

·

Hedging Risk:  When the adviser believes market conditions are unfavorable, the adviser may attempt to "hedge" with defensive positions and strategies including holding substantial positions in foreign or domestic fixed-income securities and/or cash equivalents, which may limit potential gains when compared to unhedged funds.

·

Interest Rate Risk:  When the Fund invests in bonds or in underlying funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

·

Issuer Risk:  Fund value might decrease in response to the activities and financial prospects of an individual company or issuer in the Fund's portfolio.  The value of an individual issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of certain types of companies or issuers can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

Limited History of Operations:  The Fund is a relatively new mutual fund that commenced operations in 2010 and has a limited history of operation s .

·

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the adviser's investment model.  The adviser's assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser's investment strategy will produce the desired results.

·

Market Risk:  Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

·

Non-Diversified Risk:  As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund.  The Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.

·

Portfolio Turnover Risk:  Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

Performance :

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception.  The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based securities market index.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-558-6397.

Performance Bar Chart Calendar Years Ended December 31

Best Quarter:	1st Quarter 2011	0.38%
Worst Quarter:	3rd Quarter 2011	(7.80)%
The total return for Fund shares from January 1, 2012 to June 30, 2012 was (6.12)%
Performance Table
Average Annual Total Returns (For periods ended December 31, 2011)
Average Annual Returns	1 Year	Life of Fund	Inception Date
Toews Hedged High Yield Bond Fund	3.27%	7.01%	Jun 4, 2010
Toews Hedged High Yield Bond Fund After Taxes on Distributions	1.79%	5.23%
Toews Hedged High Yield Bond Fund After Taxes on Distributions and Sale of Fund Shares	2.14%	4.95%
Toews Hedged High Yield Bond Fund BofA Merrill Lynch High Yield Cash Pay Index (reflects no deduction for fees, expenses, or taxes)	4.50%	10.20%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

The BofA Merrill Lynch High Yield Cash Pay Index is an unmanaged index used as a general measure of market performance consisting of fixed ‐rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $50 million, a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default. Investors cannot invest directly in an index or benchmark.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Toews Hedged High Yield Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 422 ~~% of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	422.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's adviser seeks to achieve the Fund's investment objectives by investing primarily in (1) exchange traded funds ("ETFs") and open-end investment companies ("Underlying Funds") that primarily invest in or are otherwise exposed to domestic and foreign high-yield debt instruments; (2) derivative instruments, including credit default swaps; (3) other U.S. or foreign fixed-income securities of any rating and (4) U.S. or foreign cash equivalents. The Fund defines high-yield debt instruments as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody's Investors Service, Inc. ("Moody's") or lower than BBB- by S&P (below investment grade).  Up to 100% of the Fund's assets may be invested in instruments generally rated below Caa3 by Moody's or CCC- by S&P or derivatives of such instruments.  The Fund may invest in high yield bonds directly or through derivative instruments designed to replicate some or all of the features of an underlying portfolio of high yield bonds, such as credit default swaps.  Credit default swaps ("CDS") are typically two-party financial contracts that transfer credit exposure between the two parties.  Under a typical CDS, one party (the "seller") receives pre-determined periodic payments from the other party (the "buyer").  The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument.

The adviser employs what it defines as a "hedging" strategy by investing in a combination of securities and derivatives that it believes will produce economic exposure along a continuum similar to that of the securities in the high-yield bond market generally.  The Fund's level of economic exposure will range from 0% to 125% of the adviser's expected total return of the high-yield bond market.  The adviser may also use a "representative sampling" strategy to manage the Fund.  This strategy involves investing in a representative sample of securities that collectively has an investment profile similar to that of the high-yield bond market as a whole.

Generally, the adviser does not attempt to evaluate individual securities.  The adviser uses technical analysis, including monitoring price movements and momentum, of high-yield bond markets in an effort to identify the proper weighting of the Fund's portfolio.  The adviser buys and sells securities and derivatives to increase or decrease the Fund's exposure to the high-yield bond market.  The adviser's decision to buy or sell a Fund holding will be made based on current market conditions and the adviser's determination of the appropriate exposure level to the high-yield bond market. The Fund's adviser may engage in active and frequent trading of the Fund's portfolio securities and derivatives to achieve the Fund's investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

·

Below-Investment Grade Securities Risk:  High-yield, high-risk securities, commonly called "junk bonds," are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of principal and income that higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security.  Like other fixed-income securities, the value of high-yield securities will also fluctuate as interest rates change.

·

Credit Risk:  Issuers of fixed-income securities may default on interest and principal payments due to the Fund. Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation.  For high-yield bonds, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly-rated securities.  These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price.

·

Derivatives Risk:  The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures and credit default swaps, which can be riskier than traditional investments because they involve leverage, may be illiquid, may suffer counterparty default and may limit gains.

·

ETF and Underlying Fund Risk:  ETFs and Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.  Each ETF is subject to specific risks, depending on its investments.

·

Foreign Risk:  The Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company or U.S. market sector.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

·

Hedging Risk:  When the adviser believes market conditions are unfavorable, the adviser may attempt to "hedge" with defensive positions and strategies including holding substantial positions in foreign or domestic fixed-income securities and/or cash equivalents, which may limit potential gains when compared to unhedged funds.

·

Interest Rate Risk:  When the Fund invests in bonds or in underlying funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

·

Issuer Risk:  Fund value might decrease in response to the activities and financial prospects of an individual company or issuer in the Fund's portfolio.  The value of an individual issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of certain types of companies or issuers can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

Limited History of Operations:  The Fund is a relatively new mutual fund that commenced operations in 2010 and has a limited history of operation s .

·

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the adviser's investment model.  The adviser's assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser's investment strategy will produce the desired results.

·

Market Risk:  Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

·

Non-Diversified Risk:  As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund.  The Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.

·

Portfolio Turnover Risk:  Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund. The Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance :
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception.  The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based securities market index.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-558-6397.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-558-6397
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	1st Quarter 2011	0.38%
Worst Quarter:	3rd Quarter 2011	(7.80)%
The total return for Fund shares from January 1, 2012 to June 30, 2012 was (6.12)%
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for Fund shares from January 1, 2012 to June 30, 2012 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.12%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.80%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

The BofA Merrill Lynch High Yield Cash Pay Index is an unmanaged index used as a general measure of market performance consisting of fixed ‐rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $50 million, a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default. Investors cannot invest directly in an index or benchmark.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2011)
BofA Merrill Lynch High Yield Cash Pay Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.50%
Life of Fund	rr_AverageAnnualReturnSinceInception	10.20%
Toews Hedged High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Fund Operating Expenses net of Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.73%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	176
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	601
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,053
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,306
Annual Return 2011	rr_AnnualReturn2011	3.27%
1 Year	rr_AverageAnnualReturnYear01	3.27%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 4, 2010
Toews Hedged High Yield Bond Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.79%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.23%
Toews Hedged High Yield Bond Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.14%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.95%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least August 31, 2013 , to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, Acquired Fund Fees and Expenses or extraordinary expenses such as litigation) will not exceed 1.25%; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Toews Hedged Large-Cap Fund
Toews Hedged Large-Cap Fund
Investment Objective:
The Fund seeks to provide long-term growth of capital.
A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Toews Hedged Large-Cap Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		Toews Hedged Large-Cap Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.57%
Acquired Fund Fees and Expenses	[1]	0.09%
Total Annual Fund Operating Expenses		1.66%
Fee Waiver and/or Reimbursement	[2]	(0.32%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	[2]	1.34%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least August 31, 2013 , to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, Acquired Fund Fees and Expenses or extraordinary expenses such as litigation) will not exceed 1.25%; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Toews Hedged Large-Cap Fund	136	492	872	1,939

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was 51 ~~% of the average value of its portfolio.~~

Principal Investment Strategies:

The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in: (1) exchange traded funds ("ETFs") that invest primarily in large-cap common stock, (2) large-cap common stock, (3) derivative instruments, (4) fixed income securities and (5) cash equivalents.  The Fund defines large-cap common stock securities as those securities included in the MSCI US Prime Market Growth Index, the S&P 500 Index, the S&P 500 Growth Index, the Russell 1000 Growth Index, the NASDAQ-100 Index, and/or securities of other broad-based US large-cap stock indices.

The adviser employs what it defines as a "hedging" strategy by investing in a combination of securities and derivatives that it believes will produce economic exposure along a continuum similar to that of the securities of broad-based US large-cap indices.  The Fund's level of economic exposure will range from 0% to 125% of the adviser's expected total return of said indices.  The adviser also may use a "representative sampling" indexing strategy to manage the Fund.  This indexing strategy involves investing in a representative sample of securities that collectively has an investment profile similar to the broad-based US large-cap stock indices.

Generally, the adviser does not attempt to evaluate individual securities.  The adviser uses technical analysis of large-cap equity markets.  The adviser monitors, including monitoring price movements and momentum, of large-cap equity markets in an effort to identify the proper weighting of the Fund's portfolio. The adviser buys and sells securities and derivatives to increase or decrease the Fund's exposure to the broad-based US large-cap indices. The adviser's decision to buy or sell a Fund holding will be made based on current market conditions and the adviser's determination of the appropriate exposure level to said indices. The Fund's adviser may engage in active and frequent trading of the Fund's portfolio securities and derivatives to achieve the Fund's investment objective.

Principal Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

·

Derivatives Risk:  The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures and swaps, which can be riskier than traditional investments because they involve leverage, may be illiquid, may suffer counterparty default and may limit gains.

·

ETF Risk:  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.  Each ETF is subject to specific risks, depending on its investments.

·

Hedging Risk:  When the adviser believes market conditions are unfavorable, the adviser may attempt to "hedge" with defensive positions and strategies including holding substantial positions in foreign or domestic fixed-income securities and/or cash equivalents, which may limit potential gains when compared to unhedged funds.

·

Issuer Risk:  Fund value might decrease in response to the activities and financial prospects of an individual company or issuer in the Fund's portfolio.  The value of an individual issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of certain types of companies or issuers can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

Limited History of Operations:  The Fund is a relatively new mutual fund that commenced operations in 2010 and has a limited history of operation s .

·

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the adviser's investment model.  The adviser's assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser's investment strategy will produce the desired results.

·

Market Risk:  Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

·

Non-Diversified Risk:  As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund.  The Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.

Performance

: The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception.  The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based securities market index.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-558-6397.

Performance Bar Chart Calendar Years Ended December 31

Best Quarter:	1st Quarter 2011	0.65%
Worst Quarter:	3rd Quarter 2011	(8.21)%
The total return for Fund shares from January 1, 2012 to June 30, 2012 was (8.46)%
Performance Table
Average Annual Total Returns (For periods ended December 31, 2011)
Average Annual Returns	1 Year	Life of Fund	Inception Date
Toews Hedged Large-Cap Fund	(15.62%)	(3.33%)	Jun 4, 2010
Toews Hedged Large-Cap Fund After Taxes on Distributions	(16.40%)	(4.42%)
Toews Hedged Large-Cap Fund After Taxes on Distributions and Sale of Fund Shares	(9.71%)	(3.11%)
Toews Hedged Large-Cap Fund S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	2.11%	13.45%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

The S&P 500 Total Return Index is an unmanaged market capitalization ‐weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Toews Hedged Large-Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was 51 ~~% of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in: (1) exchange traded funds ("ETFs") that invest primarily in large-cap common stock, (2) large-cap common stock, (3) derivative instruments, (4) fixed income securities and (5) cash equivalents.  The Fund defines large-cap common stock securities as those securities included in the MSCI US Prime Market Growth Index, the S&P 500 Index, the S&P 500 Growth Index, the Russell 1000 Growth Index, the NASDAQ-100 Index, and/or securities of other broad-based US large-cap stock indices.

The adviser employs what it defines as a "hedging" strategy by investing in a combination of securities and derivatives that it believes will produce economic exposure along a continuum similar to that of the securities of broad-based US large-cap indices.  The Fund's level of economic exposure will range from 0% to 125% of the adviser's expected total return of said indices.  The adviser also may use a "representative sampling" indexing strategy to manage the Fund.  This indexing strategy involves investing in a representative sample of securities that collectively has an investment profile similar to the broad-based US large-cap stock indices.

Generally, the adviser does not attempt to evaluate individual securities.  The adviser uses technical analysis of large-cap equity markets.  The adviser monitors, including monitoring price movements and momentum, of large-cap equity markets in an effort to identify the proper weighting of the Fund's portfolio. The adviser buys and sells securities and derivatives to increase or decrease the Fund's exposure to the broad-based US large-cap indices. The adviser's decision to buy or sell a Fund holding will be made based on current market conditions and the adviser's determination of the appropriate exposure level to said indices. The Fund's adviser may engage in active and frequent trading of the Fund's portfolio securities and derivatives to achieve the Fund's investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

·

Derivatives Risk:  The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures and swaps, which can be riskier than traditional investments because they involve leverage, may be illiquid, may suffer counterparty default and may limit gains.

·

ETF Risk:  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.  Each ETF is subject to specific risks, depending on its investments.

·

Hedging Risk:  When the adviser believes market conditions are unfavorable, the adviser may attempt to "hedge" with defensive positions and strategies including holding substantial positions in foreign or domestic fixed-income securities and/or cash equivalents, which may limit potential gains when compared to unhedged funds.

·

Issuer Risk:  Fund value might decrease in response to the activities and financial prospects of an individual company or issuer in the Fund's portfolio.  The value of an individual issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of certain types of companies or issuers can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

Limited History of Operations:  The Fund is a relatively new mutual fund that commenced operations in 2010 and has a limited history of operation s .

·

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the adviser's investment model.  The adviser's assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser's investment strategy will produce the desired results.

·

Market Risk:  Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

·

Non-Diversified Risk:  As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund.  The Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund. The Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

: The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception.  The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based securities market index.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-558-6397.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-558-6397
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	1st Quarter 2011	0.65%
Worst Quarter:	3rd Quarter 2011	(8.21)%
The total return for Fund shares from January 1, 2012 to June 30, 2012 was (8.46)%
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for Fund shares from January 1, 2012 to June 30, 2012 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(8.46%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.21%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

The S&P 500 Total Return Index is an unmanaged market capitalization ‐weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2011)
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Life of Fund	rr_AverageAnnualReturnSinceInception	13.45%
Toews Hedged Large-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Total Annual Fund Operating Expenses net of Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.34%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	492
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	872
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,939
Annual Return 2011	rr_AnnualReturn2011	(15.62%)
1 Year	rr_AverageAnnualReturnYear01	(15.62%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(3.33%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 4, 2010
Toews Hedged Large-Cap Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.40%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(4.42%)
Toews Hedged Large-Cap Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.71%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(3.11%)

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least August 31, 2013 , to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, Acquired Fund Fees and Expenses or extraordinary expenses such as litigation) will not exceed 1.25%; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Toews Hedged Small & Mid Cap Fund
Toews Hedged Small & Mid Cap Fund
Investment Objective:
The Fund seeks to provide long-term growth of capital.
A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Toews Hedged Small & Mid Cap Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		Toews Hedged Small & Mid Cap Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.52%
Acquired Fund Fees and Expenses	[1]	0.09%
Total Annual Fund Operating Expenses		1.61%
Fee Waiver and/or Reimbursement	[2]	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	[2]	1.34%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least August 31, 2013, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, Acquired Fund Fees and Expenses or extraordinary expenses such as litigation) will not exceed 1.25% ; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Toews Hedged Small & Mid Cap Fund	136	482	851	1,888

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was 65 ~~% of the average value of its portfolio.~~

Principal Investment Strategies:

The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in: (1) exchange traded funds ("ETFs") that primarily invest in small and mid-cap common stock, (2) small and mid-cap common stock, (3) derivative instruments, (4) fixed income securities and (5) cash equivalents.  The Fund defines small and mid-cap common stock securities as those securities included in the S&P Small-Cap 600 Index, S&P Small-Cap 600 Growth Index, Russell 2000 Index, Russell 2000 Growth Index, MSCI US Small-Cap Growth Index, S&P Mid-Cap 400 Index, and securities of other broad-based US small and mid-cap stock indices.

The adviser employs what it defines as a "hedging" strategy by investing in a combination of securities and derivatives that it believes will produce economic exposure along a continuum similar to that of the securities of broad-based US small and mid-cap stock indices.  The Fund's level of economic exposure will range from 0% to 125% of the adviser's expected total return of said indices.  The adviser also may use a "representative sampling" indexing strategy to manage the Fund.  This indexing strategy involves investing in a representative sample of securities that collectively has an investment profile similar to the US small and mid-cap stock indices.

Generally, the adviser does not attempt to evaluate individual securities.  The adviser uses technical analysis of small and mid-cap equity markets.  The adviser monitors, including monitoring price movements and momentum, of emerging markets in an effort to identify the proper weighting of the Fund's portfolio. The adviser buys and sells securities and derivatives to increase or decrease the Fund's exposure to the broad-based US small and mid-cap stock indices. The adviser's decision to buy or sell a Fund holding will be made based on current market conditions and the adviser's determination of the appropriate exposure level to said indices. The Fund's adviser may engage in active and frequent trading of the Fund's portfolio securities and derivatives to achieve the Fund's investment objective.

Principal Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

·

Derivatives Risk:  The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures and swaps, which can be riskier than traditional investments because they involve leverage, may be illiquid, may suffer counterparty default and may limit gains.

·

ETF Risk:  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.  Each ETF is subject to specific risks, depending on its investments.

·

Hedging Risk:  When the adviser believes market conditions are unfavorable, the adviser may attempt to "hedge" with defensive positions and strategies including holding substantial positions in foreign or domestic fixed-income securities and/or cash equivalents, which may limit potential gains when compared to unhedged funds.

·

Issuer Risk:  Fund value might decrease in response to the activities and financial prospects of an individual company or issuer in the Fund's portfolio.  The value of an individual issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of certain types of companies or issuers can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

Limited History of Operations: The Fund is a relatively new mutual fund that commenced operations in 2010 and has a limited history of operation s .

·

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the adviser's investment model.  The adviser's assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser's investment strategy will produce the desired results.

·

Market Risk:  Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

·

Non-Diversified Risk:  As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund.  The Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.

·

Small-Cap and Mid-Cap Risk:  Small-cap and mid-cap companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

Performance :

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception.  The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based securities market index.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-558-6397.

Performance Bar Chart Calendar Years Ended December 31

Best Quarter:	1st Quarter 2011	1.96%
Worst Quarter:	3rd Quarter 2011	(12.12)%
The total return for Fund shares from January 1, 2012 to June 30, 2012 was 6.88%
Performance Table
Average Annual Total Returns (For periods ended December 31, 2011)
Average Annual Returns	1 Year	Life of Fund	Inception Date
Toews Hedged Small & Mid Cap Fund	(18.58%)	(3.51%)	Jun 4, 2010
Toews Hedged Small & Mid Cap Fund After Taxes on Distributions	(19.77%)	(4.82%)
Toews Hedged Small & Mid Cap Fund After Taxes on Distributions and Sale of Fund Shares	(11.41%)	(3.34%)
Toews Hedged Small & Mid Cap Fund Russell 2000 Total Return Index (reflects no deduction for fees, expenses, or taxes)	2.08%	9.44%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

The Russell 2000 Total Return Index measures the performance of the small ‐cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Investors cannot invest directly in an index or benchmark.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Toews Hedged Small & Mid Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was 65 ~~% of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in: (1) exchange traded funds ("ETFs") that primarily invest in small and mid-cap common stock, (2) small and mid-cap common stock, (3) derivative instruments, (4) fixed income securities and (5) cash equivalents.  The Fund defines small and mid-cap common stock securities as those securities included in the S&P Small-Cap 600 Index, S&P Small-Cap 600 Growth Index, Russell 2000 Index, Russell 2000 Growth Index, MSCI US Small-Cap Growth Index, S&P Mid-Cap 400 Index, and securities of other broad-based US small and mid-cap stock indices.

The adviser employs what it defines as a "hedging" strategy by investing in a combination of securities and derivatives that it believes will produce economic exposure along a continuum similar to that of the securities of broad-based US small and mid-cap stock indices.  The Fund's level of economic exposure will range from 0% to 125% of the adviser's expected total return of said indices.  The adviser also may use a "representative sampling" indexing strategy to manage the Fund.  This indexing strategy involves investing in a representative sample of securities that collectively has an investment profile similar to the US small and mid-cap stock indices.

Generally, the adviser does not attempt to evaluate individual securities.  The adviser uses technical analysis of small and mid-cap equity markets.  The adviser monitors, including monitoring price movements and momentum, of emerging markets in an effort to identify the proper weighting of the Fund's portfolio. The adviser buys and sells securities and derivatives to increase or decrease the Fund's exposure to the broad-based US small and mid-cap stock indices. The adviser's decision to buy or sell a Fund holding will be made based on current market conditions and the adviser's determination of the appropriate exposure level to said indices. The Fund's adviser may engage in active and frequent trading of the Fund's portfolio securities and derivatives to achieve the Fund's investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

·

Derivatives Risk:  The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures and swaps, which can be riskier than traditional investments because they involve leverage, may be illiquid, may suffer counterparty default and may limit gains.

·

ETF Risk:  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.  Each ETF is subject to specific risks, depending on its investments.

·

Hedging Risk:  When the adviser believes market conditions are unfavorable, the adviser may attempt to "hedge" with defensive positions and strategies including holding substantial positions in foreign or domestic fixed-income securities and/or cash equivalents, which may limit potential gains when compared to unhedged funds.

·

Issuer Risk:  Fund value might decrease in response to the activities and financial prospects of an individual company or issuer in the Fund's portfolio.  The value of an individual issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of certain types of companies or issuers can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

Limited History of Operations: The Fund is a relatively new mutual fund that commenced operations in 2010 and has a limited history of operation s .

·

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the adviser's investment model.  The adviser's assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser's investment strategy will produce the desired results.

·

Market Risk:  Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

·

Non-Diversified Risk:  As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund.  The Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.

·

Small-Cap and Mid-Cap Risk:  Small-cap and mid-cap companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund. The Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance :
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception.  The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based securities market index.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-558-6397.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-558-6397
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	1st Quarter 2011	1.96%
Worst Quarter:	3rd Quarter 2011	(12.12)%
The total return for Fund shares from January 1, 2012 to June 30, 2012 was 6.88%
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for Fund shares from January 1, 2012 to June 30, 2012 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.12%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

The Russell 2000 Total Return Index measures the performance of the small ‐cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Investors cannot invest directly in an index or benchmark.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2011)
Russell 2000 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.08%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.44%
Toews Hedged Small & Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Fund Operating Expenses net of Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.34%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	482
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	851
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,888
Annual Return 2011	rr_AnnualReturn2011	(21.11%)
1 Year	rr_AverageAnnualReturnYear01	(18.58%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(3.51%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 4, 2010
Toews Hedged Small & Mid Cap Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.77%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(4.82%)
Toews Hedged Small & Mid Cap Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.41%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(3.34%)

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least August 31, 2013, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, Acquired Fund Fees and Expenses or extraordinary expenses such as litigation) will not exceed 1.25% ; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Toews Hedged Growth Allocation Fund
Toews Hedged Growth Allocation Fund
Investment Objective:
The Fund seeks to provide long-term growth of capital.
A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Toews Hedged Growth Allocation Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		Toews Hedged Growth Allocation Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.65%
Acquired Fund Fees and Expenses	[1]	0.15%
Total Annual Fund Operating Expenses		1.80%
Fee Waiver and/or Reimbursement	[2]	(0.40%)
Total Annual Fund Operating Expenses After Fee Waiver	[2]	1.40%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least August 31, 2013 , to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, Acquired Fund Fees and Expenses or extraordinary expenses such as litigation) will not exceed 1.25% ; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Toews Hedged Growth Allocation Fund	143	528	938	2,083

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was ~~388 % of the average value of its portfolio.~~

Principal Investment Strategies:

The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in: (1) exchange traded funds ("ETFs") that invest primarily in U.S. and foreign common stocks of any capitalization and U.S. and foreign fixed income securities of any rating (including high-yield debt instruments), (2) U.S. and foreign common stocks of any capitalization, (3) U.S. and foreign fixed income securities of any rating (including high-yield debt instruments), (4) derivative instruments, including credit default swaps, and (5) U.S. or foreign cash equivalents using the adviser's "Growth Allocation" strategy.  The use of "Growth" in both the Fund's name and the strategy's name refers to the primary investment objective of long-term growth of capital rather than a strategy of investing in relatively high growth companies.

The adviser's Growth Allocation strategy allocates assets among the following sub-strategies:  (1) Hedged International Developed Equities, (2) Hedged High Yield Bond, (3) Hedged Large-Cap, (4) Hedged Mid-Cap and (5) Hedged Small-Cap.  Each sub-strategy seeks to capture returns representative of broad-based securities market indices or securities suggested by the sub-strategy's name.  The Fund's level of economic exposure will range from 0% to 125% of the adviser's expected total return of each sub-strategy index.  The Fund defines the returns of the MSCI EAFE Index (composed of equities from 21 non-U.S. economically developed countries) as representative of the returns sought under the Hedged International Developed Equities sub-strategy.  The Fund defines the returns of high-yield debt instruments (those rated lower than Baa3 by Moody's or lower than BBB- by S&P) as representative of the returns sought under the Hedged High Yield Bond sub-strategy.  The Fund defines the returns of the S&P 500 Index as representative of the returns sought under the Hedged Large-Cap sub-strategy.  The Fund defines the returns of the S&P Mid-Cap 400 Index as representative of the returns sought under the Hedged Mid-Cap sub-strategy.  The Fund defines the returns of the S&P Small-Cap 600 Index as representative of the returns sought under the Hedged Small-Cap sub-strategy.

The adviser anticipates its Growth Allocation strategy, which determines asset allocation based upon an analysis of long-term historical returns and volatility of various asset classes, will produce asset allocation ranges as follows.

Sub-Strategy Asset Class	Allocation Target	Allocation Range
Hedged International Developed Equities	30%	0% to 50%
Hedged High Yield Bond	20%	0% to 50%
Hedged Large-Cap Equities	20%	0% to 40%
Hedged Mid-Cap Equities	15%	0% to 30%
Hedged Small-Cap Equities	15%	0% to 30%

Each sub-strategy will be hedged (or sold outright to a cash equivalent) independently of the others.  This means the Fund may not be completely hedged or allocated at any one time and the Fund may maintain a position in one or more asset class and/or style position while being a defensive position for one or more others.  Other than a cash equivalent, one asset class and/or style position will not dominate the total allocation of the Fund; however, the adviser may leverage each asset class and/or style position slightly.  Generally, the allocation will not be rebalanced until ending a defensive position.  However, the adviser may from time to time rebalance to the Fund to targets based on the adviser's discretion.

Up to 50% of the Fund's assets may be invested in high yield debt instruments.  Additionally, the Fund's entire high yield debt allocation may be in securities rated below Caa3 by Moody's or CCC- by S&P or derivatives of such instruments.  The Fund may invest in high yield bonds directly or through derivative instruments designed to replicate some or all of the features of an underlying portfolio of high yield bonds, such as credit default swaps.  Credit default swaps ("CDS") are typically two-party financial contracts that transfer credit exposure between the two parties.  Under a typical CDS, one party (the "seller") receives pre-determined periodic payments from the other party (the "buyer").  The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument.

The adviser employs what it defines as a "hedging" strategy by investing in a combination of securities and derivatives that it believes will produce economic exposure along a continuum similar to that of the securities of broad-based US and foreign stock indices and fixed income markets.  The Fund's level of economic exposure will range from 0% to 125% of the adviser's expected total return of said indices and markets.  The adviser also may use a "representative sampling" indexing strategy to manage the Fund.  This indexing strategy involves investing in a representative sample of securities that collectively has an investment profile similar to the broad-based US and foreign stock indices and, with respect to the high-yield bond segments of the portfolio, the high-yield bond market as a whole.

Generally, the adviser does not attempt to evaluate individual securities.  The adviser uses technical analysis of U.S. and foreign equity and fixed-income (including high yield bond) markets.  The adviser monitors, including monitoring price movements and momentum of, said markets, in an effort to identify the proper weighting of the Fund's portfolio. The adviser buys and sells securities and derivatives to increase or decrease the Fund's exposure to the broad-based U.S. and foreign stock indices and fixed-income (including high-yield bond) markets. The adviser's decision to buy or sell the Fund holding will be made based on current market conditions and the adviser's determination of the appropriate exposure level to said indices/markets. The Fund's adviser may engage in active and frequent trading of the Fund's portfolio securities and derivatives to achieve the Fund's investment objective.

Principal Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

·

Below-Investment Grade Securities Risk:  High-yield, high-risk securities, commonly called "junk bonds," are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of principal and income that higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security.  Like other fixed-income securities, the value of high-yield securities will also fluctuate as interest rates change.

·

Credit Risk:  Issuers of fixed-income securities may default on interest and principal payments due to the Fund. Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation.  For high-yield bonds, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly-rated securities.  These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price.

·

Derivatives Risk:  The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures and swaps, which can be riskier than traditional investments because they involve leverage, may be illiquid, may suffer counterparty default and may limit gains.

·

ETF Risk:  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.  Each ETF is subject to specific risks, depending on its investments.

·

Foreign Risk:  The Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company or U.S. market sector.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

·

Hedging Risk:  When the adviser believes market conditions are unfavorable, the adviser may attempt to "hedge" with defensive positions and strategies including holding substantial positions in foreign or domestic fixed-income securities and/or cash equivalents, which may limit potential gains when compared to unhedged funds.

·

Interest Rate Risk:  When the Fund invests in bonds or in underlying funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

·

Issuer Risk:  Fund value might decrease in response to the activities and financial prospects of an individual company or issuer in the Fund's portfolio.  The value of an individual issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of certain types of companies or issuers can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

Limited History of Operations:  The Fund is a relatively new mutual fund that commenced operations in 2010 and has a limited history of operation s .

·

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the adviser's investment model.  The adviser's assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser's investment strategy will produce the desired results.

·

Market Risk:  Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

·

Non-Diversified Risk:  As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund.  The Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.

·

Small-Cap and Mid-Cap Risk:  Small-cap and mid-cap companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

Performance :

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception.  The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based securities market index.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-558-6397.

Performance Bar Chart Calendar Years Ended December 31

Best Quarter:	1st Quarter 2011	0.38%
Worst Quarter:	3rd Quarter 2011	(7.80)%
The total return for Fund shares from January 1, 2012 to June 30, 2012 was 4.80%
Performance Table
Average Annual Total Returns (For periods ended December 31, 2011)
Average Annual Returns	1 Year	Life of Fund	Inception Date
Toews Hedged Growth Allocation Fund	(15.64%)	(8.26%)	Jun 4, 2010
Toews Hedged Growth Allocation Fund After Taxes on Distributions	(18.14%)	(10.33%)
Toews Hedged Growth Allocation Fund After Taxes on Distributions and Sale of Fund Shares	(9.67%)	(7.99%)
Toews Hedged Growth Allocation Fund S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	2.11%	10.45%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

The S&P 500 Total Return Index is an unmanaged market capitalization ‐weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Toews Hedged Growth Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	A secondary objective of the Fund is to limit risk during unfavorable market conditions.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was ~~388 % of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	388.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in: (1) exchange traded funds ("ETFs") that invest primarily in U.S. and foreign common stocks of any capitalization and U.S. and foreign fixed income securities of any rating (including high-yield debt instruments), (2) U.S. and foreign common stocks of any capitalization, (3) U.S. and foreign fixed income securities of any rating (including high-yield debt instruments), (4) derivative instruments, including credit default swaps, and (5) U.S. or foreign cash equivalents using the adviser's "Growth Allocation" strategy.  The use of "Growth" in both the Fund's name and the strategy's name refers to the primary investment objective of long-term growth of capital rather than a strategy of investing in relatively high growth companies.

The adviser's Growth Allocation strategy allocates assets among the following sub-strategies:  (1) Hedged International Developed Equities, (2) Hedged High Yield Bond, (3) Hedged Large-Cap, (4) Hedged Mid-Cap and (5) Hedged Small-Cap.  Each sub-strategy seeks to capture returns representative of broad-based securities market indices or securities suggested by the sub-strategy's name.  The Fund's level of economic exposure will range from 0% to 125% of the adviser's expected total return of each sub-strategy index.  The Fund defines the returns of the MSCI EAFE Index (composed of equities from 21 non-U.S. economically developed countries) as representative of the returns sought under the Hedged International Developed Equities sub-strategy.  The Fund defines the returns of high-yield debt instruments (those rated lower than Baa3 by Moody's or lower than BBB- by S&P) as representative of the returns sought under the Hedged High Yield Bond sub-strategy.  The Fund defines the returns of the S&P 500 Index as representative of the returns sought under the Hedged Large-Cap sub-strategy.  The Fund defines the returns of the S&P Mid-Cap 400 Index as representative of the returns sought under the Hedged Mid-Cap sub-strategy.  The Fund defines the returns of the S&P Small-Cap 600 Index as representative of the returns sought under the Hedged Small-Cap sub-strategy.

The adviser anticipates its Growth Allocation strategy, which determines asset allocation based upon an analysis of long-term historical returns and volatility of various asset classes, will produce asset allocation ranges as follows.

Sub-Strategy Asset Class	Allocation Target	Allocation Range
Hedged International Developed Equities	30%	0% to 50%
Hedged High Yield Bond	20%	0% to 50%
Hedged Large-Cap Equities	20%	0% to 40%
Hedged Mid-Cap Equities	15%	0% to 30%
Hedged Small-Cap Equities	15%	0% to 30%

Each sub-strategy will be hedged (or sold outright to a cash equivalent) independently of the others.  This means the Fund may not be completely hedged or allocated at any one time and the Fund may maintain a position in one or more asset class and/or style position while being a defensive position for one or more others.  Other than a cash equivalent, one asset class and/or style position will not dominate the total allocation of the Fund; however, the adviser may leverage each asset class and/or style position slightly.  Generally, the allocation will not be rebalanced until ending a defensive position.  However, the adviser may from time to time rebalance to the Fund to targets based on the adviser's discretion.

Up to 50% of the Fund's assets may be invested in high yield debt instruments.  Additionally, the Fund's entire high yield debt allocation may be in securities rated below Caa3 by Moody's or CCC- by S&P or derivatives of such instruments.  The Fund may invest in high yield bonds directly or through derivative instruments designed to replicate some or all of the features of an underlying portfolio of high yield bonds, such as credit default swaps.  Credit default swaps ("CDS") are typically two-party financial contracts that transfer credit exposure between the two parties.  Under a typical CDS, one party (the "seller") receives pre-determined periodic payments from the other party (the "buyer").  The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument.

The adviser employs what it defines as a "hedging" strategy by investing in a combination of securities and derivatives that it believes will produce economic exposure along a continuum similar to that of the securities of broad-based US and foreign stock indices and fixed income markets.  The Fund's level of economic exposure will range from 0% to 125% of the adviser's expected total return of said indices and markets.  The adviser also may use a "representative sampling" indexing strategy to manage the Fund.  This indexing strategy involves investing in a representative sample of securities that collectively has an investment profile similar to the broad-based US and foreign stock indices and, with respect to the high-yield bond segments of the portfolio, the high-yield bond market as a whole.

Generally, the adviser does not attempt to evaluate individual securities.  The adviser uses technical analysis of U.S. and foreign equity and fixed-income (including high yield bond) markets.  The adviser monitors, including monitoring price movements and momentum of, said markets, in an effort to identify the proper weighting of the Fund's portfolio. The adviser buys and sells securities and derivatives to increase or decrease the Fund's exposure to the broad-based U.S. and foreign stock indices and fixed-income (including high-yield bond) markets. The adviser's decision to buy or sell the Fund holding will be made based on current market conditions and the adviser's determination of the appropriate exposure level to said indices/markets. The Fund's adviser may engage in active and frequent trading of the Fund's portfolio securities and derivatives to achieve the Fund's investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

·

Below-Investment Grade Securities Risk:  High-yield, high-risk securities, commonly called "junk bonds," are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of principal and income that higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security.  Like other fixed-income securities, the value of high-yield securities will also fluctuate as interest rates change.

·

Credit Risk:  Issuers of fixed-income securities may default on interest and principal payments due to the Fund. Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation.  For high-yield bonds, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly-rated securities.  These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price.

·

Derivatives Risk:  The Fund may execute an investment strategy or hedge by entering into derivative contracts such as futures and swaps, which can be riskier than traditional investments because they involve leverage, may be illiquid, may suffer counterparty default and may limit gains.

·

ETF Risk:  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.  Each ETF is subject to specific risks, depending on its investments.

·

Foreign Risk:  The Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company or U.S. market sector.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies.  The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

·

Hedging Risk:  When the adviser believes market conditions are unfavorable, the adviser may attempt to "hedge" with defensive positions and strategies including holding substantial positions in foreign or domestic fixed-income securities and/or cash equivalents, which may limit potential gains when compared to unhedged funds.

·

Interest Rate Risk:  When the Fund invests in bonds or in underlying funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

·

Issuer Risk:  Fund value might decrease in response to the activities and financial prospects of an individual company or issuer in the Fund's portfolio.  The value of an individual issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of certain types of companies or issuers can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

Limited History of Operations:  The Fund is a relatively new mutual fund that commenced operations in 2010 and has a limited history of operation s .

·

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the adviser's investment model.  The adviser's assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser's investment strategy will produce the desired results.

·

Market Risk:  Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

·

Non-Diversified Risk:  As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund.  The Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.

·

Small-Cap and Mid-Cap Risk:  Small-cap and mid-cap companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund. The Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance :
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception.  The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based securities market index.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-558-6397.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-558-6397
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	1st Quarter 2011	0.38%
Worst Quarter:	3rd Quarter 2011	(7.80)%
The total return for Fund shares from January 1, 2012 to June 30, 2012 was 4.80%
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for Fund shares from January 1, 2012 to June 30, 2012 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.80%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

The S&P 500 Total Return Index is an unmanaged market capitalization ‐weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2011)
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Life of Fund	rr_AverageAnnualReturnSinceInception	10.45%
Toews Hedged Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Total Annual Fund Operating Expenses net of Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.40%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	528
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	938
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,083
Annual Return 2011	rr_AnnualReturn2011	(15.64%)
1 Year	rr_AverageAnnualReturnYear01	(15.64%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(8.26%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 4, 2010
Toews Hedged Growth Allocation Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.14%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(10.33%)
Toews Hedged Growth Allocation Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.67%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(7.99%)

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least August 31, 2013 , to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, Acquired Fund Fees and Expenses or extraordinary expenses such as litigation) will not exceed 1.25% ; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Zeo Strategic Income Fund
Zeo Strategic Income Fund
Investment Objective:
The Fund seeks income and moderate capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Zeo Strategic Income Fund Zeo Strategic Income Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		Zeo Strategic Income Fund Zeo Strategic Income Fund Class I
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.87%
Acquired Fund Fees and Expenses	[1]	0.04%
Total Annual Fund Operating Expenses		1.91%
Fee Waiver and/or Reimbursement	[2]	(0.37%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.54%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses, until August 31, 2013 so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 1.50% for Class I shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Zeo Strategic Income Fund Zeo Strategic Income Fund Class I	157	564	997	2,203

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 108% of the average value of its portfolio.

Principal Investment Strategies:

The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in fixed income securities and by managing interest rate, default and currency risks.  The Fund defines fixed income securities to include: bills, notes, bonds, debentures, convertible bonds, loan participations, syndicated loan assignments and other evidence of indebtedness issued by U.S. or foreign corporations, governments, government agencies or government instrumentalities, including floating-rate securities.  Convertible bonds provide interest income as well as capital appreciation if the value of equity conversion feature increases.  Floating-rate securities provide interest income that can increase or decrease with interest rates.  The Fund invests in individual fixed income securities without restriction as to issuer credit quality, capitalization, country (including emerging markets), security maturity or currency.  The Fund may invest a majority of its assets in lower-quality fixed income securities — commonly known as "high yield" or "junk" bonds.  Junk bonds are generally rated lower than Baa3 by Moody's Investors Service ("Moody's") or lower than BBB- by Standard and Poor's Rating Group ("S&P").  The Fund may invest in junk bonds that are in default, subject to bankruptcy or reorganization.  High yield bonds have a higher expected rate of default than higher quality bonds.

The adviser seeks to preserve the Fund's principal by managing interest rate, default and currency risks.  The adviser manages interest rate risk by maintaining, under normal market conditions, an average portfolio duration of 4 years or less by investing in short-term, medium-term and floating rate securities and by hedging with interest rate swap contracts, interest rate futures and options on interest rate futures.  Duration is a measure of sensitivity of a security's price to changes in interest rates.  For example, a security with a duration of 2 would be expected to decrease in price 2% for every 1% rise in interest rates.  The Fund does not invest more than 25% of its assets in contracts with any one derivative counterparty.  The adviser manages default risk by selecting securities of issuers that it believes will pay interest and principal regardless of their credit rating, based upon the adviser's credit analysis of each issuer.  However, the adviser also selects securities that are in default, subject to bankruptcy or reorganization where the adviser believes the risks to be consistent with capital preservation, based on the adviser's analysis of an issuer's liquidation value or post-bankruptcy or post-reorganization value.  The adviser manages foreign currency risk by restricting foreign currency denominated securities to less than 50% of Fund assets.  The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.  However, the adviser manages the impact of the risk of each investment by a considered analysis of appropriate sizing and portfolio diversification.

The adviser buys fixed income securities that it believes have the highest expected return among issuers of similar credit quality.  The adviser sells a security when its expected return declines, or issuer credit quality deteriorates and to adjust portfolio-level duration.  The adviser buys and sells interest rate-related derivatives to manage the Fund's interest rate risk profile as measured by portfolio-level duration.  For example, the adviser may take a long position in interest rate futures contracts when it believes interest rates will decline, or conversely, a short position in interest rate futures contracts when it believes interest rates will rise.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

·

Credit Risk:  Issuers may not make interest or principal payments, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.  These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by S&P or another credit rating agency.

·

Convertible Bond Risk:  Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to debt security risks and conversion value-related equity risk.

·

Derivatives Risk:  The Fund's use of swap contracts, interest rate futures and options on interest rate futures involves risks different from, or possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk.  Option positions may expire worthless exposing the Fund to potentially significant losses.

·

Emerging Market Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

·

Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

·

Foreign Currency Risk:  Market risk results from adverse changes in exchange rates in foreign currency denominated securities.  Country risk arises because a government may interfere with transactions in its currency.

·

Foreign Investment Risk:  Investing is securities of foreign issuers involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency exchange rates, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

·

High Yield Bond Risk:  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These securities are considered speculative.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.  Defaulted securities or those subject reorganization proceeding may become worthless and are illiquid.

·

Limited History of Operations:  The Fund has a limited history of operation.  In addition, the adviser has not previously managed a mutual fund.

·

Management Risk: The adviser's reliance on its income and risk management strategy approach and its judgments about the potential value of a particular security in which the Fund invests may prove to be incorrect.

·

Market Risk:  Overall fixed income market risk may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

·

Portfolio Turnover Risk : Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

·

Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling 1-855-936-3863.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Zeo Strategic Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks income and moderate capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 108% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in fixed income securities and by managing interest rate, default and currency risks.  The Fund defines fixed income securities to include: bills, notes, bonds, debentures, convertible bonds, loan participations, syndicated loan assignments and other evidence of indebtedness issued by U.S. or foreign corporations, governments, government agencies or government instrumentalities, including floating-rate securities.  Convertible bonds provide interest income as well as capital appreciation if the value of equity conversion feature increases.  Floating-rate securities provide interest income that can increase or decrease with interest rates.  The Fund invests in individual fixed income securities without restriction as to issuer credit quality, capitalization, country (including emerging markets), security maturity or currency.  The Fund may invest a majority of its assets in lower-quality fixed income securities — commonly known as "high yield" or "junk" bonds.  Junk bonds are generally rated lower than Baa3 by Moody's Investors Service ("Moody's") or lower than BBB- by Standard and Poor's Rating Group ("S&P").  The Fund may invest in junk bonds that are in default, subject to bankruptcy or reorganization.  High yield bonds have a higher expected rate of default than higher quality bonds.

The adviser seeks to preserve the Fund's principal by managing interest rate, default and currency risks.  The adviser manages interest rate risk by maintaining, under normal market conditions, an average portfolio duration of 4 years or less by investing in short-term, medium-term and floating rate securities and by hedging with interest rate swap contracts, interest rate futures and options on interest rate futures.  Duration is a measure of sensitivity of a security's price to changes in interest rates.  For example, a security with a duration of 2 would be expected to decrease in price 2% for every 1% rise in interest rates.  The Fund does not invest more than 25% of its assets in contracts with any one derivative counterparty.  The adviser manages default risk by selecting securities of issuers that it believes will pay interest and principal regardless of their credit rating, based upon the adviser's credit analysis of each issuer.  However, the adviser also selects securities that are in default, subject to bankruptcy or reorganization where the adviser believes the risks to be consistent with capital preservation, based on the adviser's analysis of an issuer's liquidation value or post-bankruptcy or post-reorganization value.  The adviser manages foreign currency risk by restricting foreign currency denominated securities to less than 50% of Fund assets.  The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.  However, the adviser manages the impact of the risk of each investment by a considered analysis of appropriate sizing and portfolio diversification.

The adviser buys fixed income securities that it believes have the highest expected return among issuers of similar credit quality.  The adviser sells a security when its expected return declines, or issuer credit quality deteriorates and to adjust portfolio-level duration.  The adviser buys and sells interest rate-related derivatives to manage the Fund's interest rate risk profile as measured by portfolio-level duration.  For example, the adviser may take a long position in interest rate futures contracts when it believes interest rates will decline, or conversely, a short position in interest rate futures contracts when it believes interest rates will rise.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

·

Credit Risk:  Issuers may not make interest or principal payments, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.  These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by S&P or another credit rating agency.

·

Convertible Bond Risk:  Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to debt security risks and conversion value-related equity risk.

·

Derivatives Risk:  The Fund's use of swap contracts, interest rate futures and options on interest rate futures involves risks different from, or possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk.  Option positions may expire worthless exposing the Fund to potentially significant losses.

·

Emerging Market Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

·

Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.

·

Foreign Currency Risk:  Market risk results from adverse changes in exchange rates in foreign currency denominated securities.  Country risk arises because a government may interfere with transactions in its currency.

·

Foreign Investment Risk:  Investing is securities of foreign issuers involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency exchange rates, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

·

High Yield Bond Risk:  Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These securities are considered speculative.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.  Defaulted securities or those subject reorganization proceeding may become worthless and are illiquid.

·

Limited History of Operations:  The Fund has a limited history of operation.  In addition, the adviser has not previously managed a mutual fund.

·

Management Risk: The adviser's reliance on its income and risk management strategy approach and its judgments about the potential value of a particular security in which the Fund invests may prove to be incorrect.

·

Market Risk:  Overall fixed income market risk may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

·

Portfolio Turnover Risk : Portfolio turnover results in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

·

Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling 1-855-936-3863.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-936-3863
Zeo Strategic Income Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.87%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[2]
Total Annual Fund Operating Expenses net of Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	157
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	564
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	997
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,203

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses, until August 31, 2013 so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 1.50% for Class I shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 1, 2012